UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08004

AMG FUNDS IV

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2022 – APRIL 30, 2023

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2023

AMG River Road Mid Cap Value Fund
Class N: CHTTX | Class I: ABMIX | Class Z: ABIZX

AMG River Road Large Cap Value Select Fund
Class N: FQUAX | Class I: MEQFX

AMG River Road Small Cap Value Fund
Class N: ARSVX | Class I: ARSIX | Class Z: ARZMX

AMG River Road Dividend All Cap Value Fund
Class N: ARDEX | Class I: ARIDX | Class Z: ARZDX

AMG River Road Small-Mid Cap Value Fund
Class N: ARSMX | Class I: ARIMX | Class Z: ARSZX

AMG River Road International Value Equity Fund
Class N: ARLSX | Class I: ALSIX | Class Z: ARLZX

AMG River Road Focused Absolute Value Fund
Class N: ARRFX | Class I: AFAVX | Class Z: ARRZX

amgfunds.com	043023 SAR082

AMG Funds Semi-Annual Report — April 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG River Road Mid Cap Value Fund	7

AMG River Road Large Cap Value Select Fund	10

AMG River Road Small Cap Value Fund	13

AMG River Road Dividend All Cap Value Fund	16

AMG River Road Small-Mid Cap Value Fund	19

AMG River Road International Value Equity Fund	22

AMG River Road Focused Absolute Value Fund	25

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	28

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	32

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	34

Detail of changes in assets for the past two fiscal periods

Financial Highlights	37

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	57

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	67

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG River Road Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.11%	$1,000	$1,076	$5.71

Class I	0.81%	$1,000	$1,077	$4.17

Class Z	0.76%	$1,000	$1,077	$3.91

Based on Hypothetical 5% Annual Return

Class N	1.11%	$1,000	$1,019	$5.56

Class I	0.81%	$1,000	$1,021	$4.06

Class Z	0.76%	$1,000	$1,021	$3.81

AMG River Road Large Cap Value Select Fund

Based on Actual Fund Return

Class N	0.95%	$1,000	$1,082	$4.90

Class I	0.63%	$1,000	$1,083	$3.25

Based on Hypothetical 5% Annual Return

Class N	0.95%	$1,000	$1,020	$4.76

Class I	0.63%	$1,000	$1,022	$3.16

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG River Road Small Cap Value Fund

Based on Actual Fund Return

Class N	1.35%	$1,000	$989	$6.66

Class I	1.09%	$1,000	$989	$5.38

Class Z	1.00%	$1,000	$990	$4.93

Based on Hypothetical 5% Annual Return

Class N	1.35%	$1,000	$1,018	$6.76

Class I	1.09%	$1,000	$1,019	$5.46

Class Z	1.00%	$1,000	$1,020	$5.01

AMG River Road Dividend All Cap Value Fund

Based on Actual Fund Return

Class N	0.97%	$1,000	$1,015	$4.85

Class I	0.72%	$1,000	$1,017	$3.60

Class Z	0.68%	$1,000	$1,016	$3.40

Based on Hypothetical 5% Annual Return

Class N	0.97%	$1,000	$1,020	$4.86

Class I	0.72%	$1,000	$1,021	$3.61

Class Z	0.68%	$1,000	$1,021	$3.41

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG River Road Small-Mid Cap Value Fund

Based on Actual Fund Return

Class N	1.27%	$1,000	$979	$6.23

Class I	1.02%	$1,000	$980	$5.01

Class Z	0.97%	$1,000	$980	$4.76

Based on Hypothetical 5% Annual Return

Class N	1.27%	$1,000	$1,019	$6.36

Class I	1.02%	$1,000	$1,020	$5.11

Class Z	0.97%	$1,000	$1,020	$4.86

AMG River Road International Value Equity Fund

Based on Actual Fund Return

Class N	1.02%	$1,000	$1,227	$5.63

Class I	0.78%	$1,000	$1,227	$4.31

Class Z	0.73%	$1,000	$1,228	$4.03

Based on Hypothetical 5% Annual Return

Class N	1.02%	$1,000	$1,020	$5.11

Class I	0.78%	$1,000	$1,021	$3.91

Class Z	0.73%	$1,000	$1,021	$3.66

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG River Road Focused Absolute Value Fund

Based on Actual Fund Return

Class N	1.07%	$1,000	$1,043	$5.42

Class I	0.82%	$1,000	$1,045	$4.16

Class Z	0.78%	$1,000	$1,044	$3.95

Based on Hypothetical 5% Annual Return

Class N	1.07%	$1,000	$1,019	$5.36

Class I	0.82%	$1,000	$1,021	$4.11

Class Z	0.78%	$1,000	$1,021	$3.91

  *  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended April 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG River Road Mid Cap Value Fund[2,3,4,5,6,7,8,9,10,11,12,13]

Class N	7.57%	6.55%	5.73%	7.85%	10.86%	09/19/94

Class I	7.72%	6.88%	6.01%	8.13%	8.72%	07/06/04

Class Z	7.73%	6.88%	6.08%	—	5.32%	09/29/17

Russell Midcap® Value Index[25]	2.26%	(3.47%)	6.43%	8.68%	—	09/19/94	†

AMG River Road Large Cap Value Select Fund2, 4, 5, 6, 8, 9, 10, 11, 13, 14, 15, 16, 17, 18, 19

Class N	8.20%	5.14%	5.48%	8.12%	6.70%	03/01/06

Class I	8.32%	5.42%	5.78%	8.43%	8.06%	08/14/92

Russell 1000® Value Index[26]	4.54%	1.21%	7.75%	9.13%	9.53%	08/14/92	†

AMG River Road Small Cap Value Fund[2,4,5,6,7,8,9,10,11,12,13]

Class N	(1.12%)	2.18%	6.88%	8.58%	7.83%	06/28/05

Class I	(1.07%)	2.39%	7.15%	8.85%	6.60%	12/13/06

Class Z	(1.01%)	2.53%	7.25%	—	7.29%	09/29/17

Russell 2000® Value Index[27]	(6.72%)	(7.99%)	3.66%	6.96%	6.35%	06/28/05	†

AMG River Road Dividend All Cap Value Fund2, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 17, 19, 20

Class N	1.47%	0.38%	6.10%	7.18%	7.48%	06/28/05

Class I	1.71%	0.65%	6.39%	7.45%	6.46%	06/28/07

Class Z	1.64%	0.69%	6.42%	—	5.95%	09/29/17

Russell 3000® Value Index[28]	3.86%	0.67%	7.48%	8.98%	7.35%	06/28/05	†

AMG River Road Small-Mid Cap Value Fund[2,4,5,6,7,8,9,10,11,12,13]

Class N	(2.15%)	(0.40%)	7.21%	8.66%	6.96%	03/29/07

Class I	(2.03%)	(0.13%)	7.50%	8.93%	7.00%	06/28/07

Class Z	(2.02%)	(0.12%)	7.55%	—	7.22%	09/29/17

Russell 2500® Value Index[29]	(1.18%)	(5.30%)	5.10%	7.55%	6.24%	03/29/07	†

Russell 2000® Value Index[27]	(6.72%)	(7.99%)	3.66%	6.96%	5.36%	03/29/07	†

AMG River Road International Value Equity Fund2, 4, 5, 6, 7, 8, 9, 10, 12, 13, 15, 16, 17, 19, 21, 22, 23

Class N	22.69%	13.58%	7.24%	5.43%	5.94%	05/04/11

Class I	22.72%	13.92%	7.50%	5.70%	5.80%	03/04/13

Class Z	22.80%	13.91%	7.58%	—	6.67%	09/29/17

MSCI EAFE Index[30]	24.19%	8.42%	3.63%	4.76%	4.30%	05/04/11	†

MSCI EAFE Value Index[31]	22.90%	8.38%	1.78%	3.45%	3.10%	05/04/11	†

AMG River Road Focused Absolute Value Fund2, 5, 6, 7, 8, 9, 10, 11, 12, 13, 15, 17, 18, 19, 24

Class N	4.34%	(0.92%)	4.63%	—	6.79%	11/03/15

Class I	4.52%	(0.66%)	4.88%	—	7.04%	11/03/15

Class Z	4.42%	(0.67%)	4.91%	—	4.44%	09/29/17

Russell 3000® Value Index[28]	3.86%	0.67%	7.48%	8.98%	8.29%	11/03/15	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*  Not annualized.

†  Date reflects the inception date of the Fund, not the index.

[1]  Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2023. All returns are in U.S. Dollars ($).

[2]  From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  As of March 19, 2021, the Fund’s Subadviser was changed to River Road Asset Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Fairpointe Mid Cap Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, Fairpointe Capital LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

Fund Performance Periods ended April 30, 2023 (continued)

[4]  Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

[5]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[6]  Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[7] The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[8]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[9]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[10] Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including real estate investment trusts (“REITs”), are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

[11] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[13] Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[14] As of March 22, 2021, the Fund's Subadviser was changed to River Road Asset Management, LLC. Prior to March 22, 2021, the Fund was known as the AMG FQ Long-Short Equity Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 22, 2021, reflects the performance and investment strategies of the Fund's previous Subadviser, First Quadrant, LLC. The Fund's past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund's prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[15] To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

[16] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[17] Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industries in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries. In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

[18] The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[19] Investing in publicly traded partnerships ("PTPs") (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes. The Fund’s ability to make investments in certain PTPs, including master limited partnerships, can be limited by the Fund’s intention to qualify as a regulated investment company, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a regulated investment company may be jeopardized.

[20] Investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Fund Performance Periods ended April 30, 2023 (continued)

[21] As of August 16, 2021, the Fund changed its name to AMG River Road International Value Equity Fund, adopted its current investment strategies and began comparing its performance to the MSCI EAFE Index and MSCI EAFE Value Index. The Fund’s performance information for periods prior to August 16, 2021 reflects the Fund’s investment strategy that was in effect at that time and would have been different had the Fund’s current investment strategy been in effect.

[22] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[23] To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

[24] Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

[25] The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

[26] The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[27] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[28] The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 3000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[29] The Russell 2500® Value Index measures the performance of the Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

[30] The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses

[31] The Fund's secondary benchmark, the MSCI EAFE Value Index (Europe, Australasia, Far East), captures large- and mid-capitalization securities exhibiting overall value style characteristics across Developed Market countries around the world, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided 'as is'. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG River Road Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Industrials	31.1

Financials	21.8

Consumer Discretionary	15.6

Consumer Staples	10.6

Energy	5.1

Health Care	3.9

Communication Services	3.9

Real Estate	2.8

Materials	2.7

Information Technology	1.5

Short-Term Investments	1.0

Other Assets, less Liabilities	0.0[1]

[1]	Less than 0.05%

TOP TEN HOLDINGS
Security Name	% of Net Assets

Carlisle Cos., Inc.	4.4

Fairfax Financial Holdings, Ltd. (Canada)	4.2

LKQ Corp.	4.1

KKR & Co., Inc.	3.6

The Kroger Co.	3.5

BJ’s Wholesale Club Holdings, Inc.	3.4

API Group Corp.	3.0

Ferguson PLC (United Kingdom)	2.8

Lithia Motors, Inc.	2.8

Dollar Tree, Inc.	2.7

Top Ten as a Group	34.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 99.0%

Communication Services - 3.9%

Cable One, Inc.	6,584	$4,993,371

Madison Square Garden Sports Corp.	36,683	7,354,942

Total Communication Services		12,348,313

Consumer Discretionary - 15.6%

Advance Auto Parts, Inc.	25,396	3,187,960

Bath & Body Works, Inc.	114,753	4,027,830

Expedia Group, Inc.*	47,030	4,418,939

Lithia Motors, Inc.[1]	39,505	8,726,260

LKQ Corp.	223,862	12,923,553

MGM Resorts International	177,773	7,985,563

NVR, Inc.*	941	5,495,440

Petco Health & Wellness Co., Inc.*	252,080	2,510,717

Total Consumer Discretionary		49,276,262

Consumer Staples - 10.6%

Albertsons Cos., Inc., Class A	152,393	3,185,014

BJ’s Wholesale Club Holdings, Inc.*	139,209	10,631,391

Dollar Tree, Inc.*	56,436	8,674,777

The Kroger Co.	230,447	11,206,638

Total Consumer Staples		33,697,820

Energy - 5.1%

Chesapeake Energy Corp.	44,208	3,655,117

Devon Energy Corp.	48,911	2,613,315

Texas Pacific Land Corp.[1]	2,822	4,169,928

Valaris, Ltd.*	95,000	5,700,000

Total Energy		16,138,360

Financials - 21.8%

American Equity Investment Life Holding Co.	86,535	3,335,059

Apollo Global Management, Inc.	73,957	4,688,134

Ares Management Corp., Class A	95,483	8,363,356

Brookfield Asset Management, Ltd., Class A (Canada)	162,891	5,464,993

Cannae Holdings, Inc.*	210,694	3,843,058

Fairfax Financial Holdings, Ltd. (Canada)	18,812	13,149,588

Fidelity National Financial, Inc.	88,573	3,143,456

Hagerty, Inc., Class A*	167,427	1,675,944

KKR & Co., Inc.	216,338	11,481,058

WEX, Inc.*	45,149	8,007,175

Willis Towers Watson PLC (United Kingdom)	24,456	5,664,010

Total Financials		68,815,831

Health Care - 3.9%

Centene Corp.*	114,753	7,909,925

	Shares	Value

Laboratory Corp. of America Holdings	19,644	$4,453,491

Total Health Care		12,363,416

Industrials - 31.1%

Air Transport Services Group, Inc.*	200,347	4,069,048

API Group Corp.*	412,923	9,398,127

Armstrong World Industries, Inc.	103,466	7,103,976

Atkore, Inc.*	46,089	5,822,423

CACI International, Inc., Class A*	27,277	8,546,430

Carlisle Cos., Inc.	63,961	13,805,982

Core & Main, Inc., Class A*	301,932	7,868,348

Delta Air Lines, Inc.*	180,695	6,199,645

Expeditors International of Washington, Inc.	47,030	5,353,895

Ferguson PLC (United Kingdom)	63,961	9,006,988

SS&C Technologies Holdings, Inc.	145,793	8,534,722

TransUnion	119,456	8,219,767

UniFirst Corp.	27,326	4,472,720

Total Industrials		98,402,071

Information Technology - 1.5%

TD SYNNEX Corp.	51,733	4,606,306

Materials - 2.7%

AptarGroup, Inc.	42,327	5,016,173

Royal Gold, Inc.	27,164	3,597,600

Total Materials		8,613,773

Real Estate - 2.8%

The St Joe Co.	99,703	4,097,794

The Howard Hughes Corp.*	62,079	4,803,052

Total Real Estate		8,900,846

Total Common Stocks
(Cost $303,575,495)		313,162,998

	Principal Amount

Short-Term Investments - 1.0%

Repurchase Agreements - 1.0%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $3,227,250 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $3,290,524)	$3,226,000	3,226,000

Total Short-Term Investments
(Cost $3,226,000)		3,226,000

Total Investments - 100.0%
(Cost $306,801,495)		316,388,998

Other Assets, less Liabilities - 0.0%#		(53,233)

Net Assets - 100.0%		$316,335,765

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $2,312,634 or 0.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations.

See Note 4 of Notes to Financial Statements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$313,162,998	—	—	$313,162,998

Short-Term Investments

Repurchase Agreements	—	$3,226,000	—	3,226,000

Total Investments in Securities	$313,162,998	$3,226,000	—	$316,388,998

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	33.5

Consumer Staples	22.1

Industrials	11.6

Communication Services	9.6

Energy	7.6

Health Care	7.5

Consumer Discretionary	5.5

Short-Term Investments	2.0

Other Assets, less Liabilities	0.6

TOP TEN HOLDINGS

Security Name	% of Net Assets

Berkshire Hathaway, Inc., Class B	8.5

Keurig Dr Pepper, Inc.	7.7

Fiserv, Inc.	6.0

LKQ Corp.	5.5

T-Mobile US, Inc.	5.5

Nestle SA, Sponsored ADR (Switzerland)	5.2

The Kroger Co.	5.1

Fairfax Financial Holdings, Ltd. (Canada)	5.0

KKR & Co., Inc.	4.6

UnitedHealth Group, Inc.	4.4

Top Ten as a Group	57.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 97.4%

Communication Services - 9.6%

Alphabet, Inc., Class C*	12,825	$1,387,922

T-Mobile US, Inc.*	13,045	1,877,175

Total Communication Services		3,265,097

Consumer Discretionary - 5.5%

LKQ Corp.	32,768	1,891,697

Consumer Staples - 22.1%

Dollar Tree, Inc.*	9,100	1,398,761

Keurig Dr Pepper, Inc.	79,786	2,609,002

The Kroger Co.	35,866	1,744,164

Nestle SA, Sponsored ADR (Switzerland)	13,806	1,770,757

Total Consumer Staples		7,522,684

Energy - 7.6%

EOG Resources, Inc.	10,510	1,255,630

Suncor Energy, Inc. (Canada)	42,670	1,336,424

Total Energy		2,592,054

Financials - 33.5%

Berkshire Hathaway, Inc., Class B*	8,861	2,911,282

Fairfax Financial Holdings, Ltd. (Canada)	2,424	1,694,376

Fiserv, Inc.*	16,617	2,029,268

KKR & Co., Inc.	29,321	1,556,065

U.S. Bancorp	23,534	806,745

Visa, Inc., Class A1	4,681	1,089,409

Willis Towers Watson PLC (United Kingdom)	5,811	1,345,828

Total Financials		11,432,973

	Shares	Value

Health Care - 7.5%

CVS Health Corp.	14,359	$1,052,659

UnitedHealth Group, Inc.	3,080	1,515,637

Total Health Care		2,568,296

Industrials - 11.6%

Armstrong World Industries, Inc.	13,416	921,143

Carlisle Cos., Inc.	7,012	1,513,540

Ferguson PLC (United Kingdom)	10,684	1,504,521

Total Industrials		3,939,204

Total Common Stocks
(Cost $31,653,810)		33,212,005

	Principal Amount

Short-Term Investments - 2.0%

Repurchase Agreements - 2.0%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $678,263 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $691,635)	$678,000	678,000

Total Short-Term Investments
(Cost $678,000)		678,000

Total Investments - 99.4%
(Cost $32,331,810)		33,890,005

Other Assets, less Liabilities - 0.6%		200,878

Net Assets - 100.0%		$34,090,883

*	Non-income producing security.
[1]

Some of this security, amounting to $1,078,471 or 3.2% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR  American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$33,212,005	—	—	$33,212,005

Short-Term Investments

Repurchase Agreements	—	$678,000	—	678,000

Total Investments in Securities	$33,212,005	$678,000	—	$33,890,005

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	32.6

Financials	16.8

Information Technology	9.2

Health Care	6.2

Consumer Staples	5.6

Communication Services	5.1

Consumer Discretionary	4.8

Energy	4.3

Materials	3.3

Utilities	2.7

Real Estate	0.3

Short-Term Investments	8.9

Other Assets, less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

White Mountains Insurance Group, Ltd.	4.1

BJ’s Wholesale Club Holdings, Inc.	3.6

Air Transport Services Group, Inc.	3.2

McGrath RentCorp	2.9

Atkore, Inc.	2.9

Premier, Inc., Class A	2.9

UniFirst Corp.	2.8

SP Plus Corp.	2.5

Genworth Financial, Inc., Class A	2.4

Axis Capital Holdings, Ltd. (Bermuda)	2.3

Top Ten as a Group	29.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 90.9%

Communication Services - 5.1%
Cable One, Inc.	13,973	$10,597,263
Liberty Latin America, Ltd., Class C*	557,758	4,952,891
TripAdvisor, Inc.*	789,654	14,000,565
WideOpenWest, Inc.*	244,172	2,790,886
Yelp, Inc.*	364,363	10,901,741

Total Communication Services		43,243,346

Consumer Discretionary - 4.8%
Asbury Automotive Group, Inc.*	45,802	8,860,855
Leslie’s, Inc.*,1	1,129,041	12,250,095
Murphy USA, Inc.	67,057	18,456,098
Sleep Number Corp.*	68,747	1,550,245

Total Consumer Discretionary		41,117,293

Consumer Staples - 5.6%
BJ’s Wholesale Club Holdings, Inc.*	405,693	30,982,775
Ingles Markets, Inc., Class A	187,328	17,241,669

Total Consumer Staples		48,224,444

Energy - 4.3%
Evolution Petroleum Corp.	703,914	4,638,793
Permian Resources Corp.	1,558,200	16,283,190
SM Energy Co.	403,519	11,330,814
World Fuel Services Corp.	197,546	4,669,987

Total Energy		36,922,784

Financials - 16.8%
American Equity Investment Life Holding Co.	307,343	11,844,999
Axis Capital Holdings, Ltd. (Bermuda)	351,108	19,851,646
Cannae Holdings, Inc.*	1,003,086	18,296,289
EVERTEC, Inc. (Puerto Rico)	533,395	18,503,473
Genworth Financial, Inc., Class A*	3,579,383	20,796,215
NMI Holdings, Inc., Class A*	389,501	9,114,323
Radian Group, Inc.[1]	428,581	10,401,661
White Mountains Insurance Group, Ltd.	24,305	34,808,163

Total Financials		143,616,769

Health Care - 6.2%
Computer Programs and Systems, Inc.*	463,147	11,986,244
ICU Medical, Inc.*	6,858	1,297,122
Patterson Cos., Inc.	412,727	11,189,029
Pediatrix Medical Group, Inc.*	270,038	3,869,645
Premier, Inc., Class A	730,334	24,342,032

Total Health Care		52,684,072

Industrials - 32.6%
Air Transport Services Group, Inc.*	1,332,399	27,061,024

	Shares	Value

Alight, Inc., Class A*	1,660,941	$15,363,704
Argan, Inc.	321,179	12,921,031
Armstrong World Industries, Inc.	235,842	16,192,912
Atkore, Inc.*	195,132	24,651,026
Barrett Business Services, Inc.	44,274	3,701,749
Comfort Systems USA, Inc.	80,114	11,976,242
Core & Main, Inc., Class A*	170,922	4,454,227
CoreCivic, Inc.*	1,785,480	15,694,369
Esab Corp.	84,706	4,943,442
Forward Air Corp.	32,988	3,480,564
GMS, Inc.*	234,507	13,615,476
Kelly Services, Inc., Class A1	545,267	8,947,832
McGrath RentCorp	280,395	24,921,508
MSC Industrial Direct Co., Inc., Class A	110,778	10,050,888
Park Aerospace Corp.	712,668	9,321,697
SP Plus Corp.*	633,987	21,663,336
UniFirst Corp.	144,887	23,715,104
Univar Solutions, Inc.*	360,879	12,811,205
Verra Mobility Corp.*,1	266,751	4,521,429
Viad Corp.*	430,862	8,199,304

Total Industrials		278,208,069

Information Technology - 9.2%
ACI Worldwide, Inc.*	649,085	16,441,323
DXC Technology Co.*	330,026	7,871,120
ePlus, Inc.*	356,739	15,532,416
Ituran Location and Control, Ltd. (Israel)	328,264	6,827,891
NCR Corp.*	612,731	13,657,774
Vontier Corp.	670,993	18,204,040

Total Information Technology		78,534,564

Materials - 3.3%
Axalta Coating Systems, Ltd.*	138,486	4,372,003
Summit Materials, Inc., Class A*	439,561	12,048,367
TriMas Corp.	445,711	11,325,517

Total Materials		27,745,887

Real Estate - 0.3%
Newmark Group, Inc., Class A	460,378	2,918,796

Utilities - 2.7%
NorthWestern Corp.	193,790	11,359,970
Southwest Gas Holdings, Inc.	208,801	11,692,856

Total Utilities		23,052,826

Total Common Stocks
(Cost $657,951,040)		776,268,850

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 8.9%

Repurchase Agreements - 8.9%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $76,511,637 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $78,011,657)	$76,482,000	$76,482,000

Total Short-Term Investments
(Cost $76,482,000)		76,482,000

Value

Total Investments - 99.8%
(Cost $734,433,040)	$852,750,850

Other Assets, less Liabilities - 0.2%	1,500,821

Net Assets - 100.0%	$854,251,671

*	Non-income producing security.
[1]

Some of these securities, amounting to $22,430,724 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$776,268,850	—	—	$776,268,850

Short-Term Investments

Repurchase Agreements	—	$76,482,000	—	76,482,000

Total Investments in Securities	$776,268,850	$76,482,000	—	$852,750,850

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	15.7

Consumer Staples	14.2

Information Technology	13.9

Health Care	13.0

Communication Services	10.6

Utilities	9.4

Energy	8.4

Industrials	8.1

Real Estate	3.3

Consumer Discretionary	2.5

Short-Term Investments	0.8

Other Assets, less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Oracle Corp.	4.7

The AES Corp.	4.0

United Parcel Service, Inc., Class B	3.5

Comcast Corp., Class A	3.4

Corning, Inc.	3.2

Kinder Morgan, Inc.	3.0

The Williams Cos., Inc.	3.0

The Progressive Corp.	2.9

Unilever PLC, Sponsored ADR (United Kingdom)	2.8

Bristol-Myers Squibb Co.	2.8

Top Ten as a Group	33.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 99.1%

Communication Services - 10.6%

Cable One, Inc.	4,790	$3,632,784

Cogent Communications Holdings, Inc.	108,417	7,485,110

Comcast Corp., Class A	263,077	10,883,495

The Interpublic Group of Cos., Inc.	134,637	4,810,580

Verizon Communications, Inc.	169,682	6,588,752

Total Communication Services		33,400,721

Consumer Discretionary - 2.5%

Advance Auto Parts, Inc.	29,975	3,762,762

Genuine Parts Co.	10,930	1,839,628

MDC Holdings, Inc.[1]	55,735	2,283,463

Total Consumer Discretionary		7,885,853

Consumer Staples - 14.2%

The JM Smucker Co.	25,167	3,886,037

Kimberly-Clark Corp.	57,456	8,324,800

The Kroger Co.	91,964	4,472,209

PepsiCo, Inc.	31,531	6,018,953

Sysco Corp.	71,774	5,507,937

Target Corp.	50,191	7,917,630

Unilever PLC, Sponsored ADR (United Kingdom)[1]	161,097	8,945,716

Total Consumer Staples		45,073,282

Energy - 8.4%

Enterprise Products Partners LP, MLP	279,412	7,351,330

Kinder Morgan, Inc.	559,995	9,603,914

The Williams Cos., Inc.	313,189	9,477,099

Total Energy		26,432,343

Financials - 15.7%

Axis Capital Holdings, Ltd. (Bermuda)	92,743	5,243,689

Chubb, Ltd. (Switzerland)	25,081	5,055,326

CNA Financial Corp.	59,813	2,327,324

Fidelity National Financial, Inc.	80,409	2,853,716

Fidelity National Information Services, Inc.	29,848	1,752,675

M&T Bank Corp.	26,128	3,286,902

The PNC Financial Services Group, Inc.	32,433	4,224,398

The Progressive Corp.	67,548	9,213,547

Truist Financial Corp.	175,695	5,724,143

U.S. Bancorp	192,426	6,596,363

Willis Towers Watson PLC (United Kingdom)	14,988	3,471,221

Total Financials		49,749,304

Health Care - 13.0%

AbbVie, Inc.	42,476	6,418,973

Amgen, Inc.	25,318	6,069,737

	Shares	Value

Baxter International, Inc.	66,258	$3,159,182

Bristol-Myers Squibb Co.	132,386	8,839,413

Merck & Co., Inc.	32,391	3,740,189

Pfizer, Inc.	170,882	6,645,601

Premier, Inc., Class A	189,410	6,313,035

Total Health Care		41,186,130

Industrials - 8.1%

CSG Systems International, Inc.	46,773	2,464,002

Dun & Bradstreet Holdings, Inc.	212,966	2,378,830

Lockheed Martin Corp.	4,826	2,241,436

United Parcel Service, Inc., Class B	61,840	11,119,450

Watsco, Inc.	21,333	7,389,325

Total Industrials		25,593,043

Information Technology - 13.9%

Cisco Systems, Inc.	94,460	4,463,235

Corning, Inc.	299,273	9,941,849

Micron Technology, Inc.	90,996	5,856,502

Oracle Corp.	156,865	14,858,253

QUALCOMM, Inc.	34,527	4,032,754

Texas Instruments, Inc.	29,688	4,963,834

Total Information Technology		44,116,427

Real Estate - 3.3%

American Tower Corp., REIT	42,742	8,736,037

Crown Castle, Inc., REIT	12,617	1,553,027

Total Real Estate		10,289,064

Utilities - 9.4%

The AES Corp.	532,263	12,593,343

Black Hills Corp.	51,664	3,373,143

IDACORP, Inc.[1]	52,913	5,879,692

Vistra Corp.	334,625	7,984,152

Total Utilities		29,830,330

Total Common Stocks
(Cost $238,261,715)		313,556,497

	Principal Amount

Short-Term Investments - 0.8%

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $2,674,036 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $2,726,497)	$2,673,000	2,673,000

Total Short-Term Investments
(Cost $2,673,000)		2,673,000

Total Investments - 99.9%
(Cost $240,934,715)		316,229,497

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

Value

Other Assets, less Liabilities - 0.1%	$185,996

Net Assets - 100.0%	$316,415,493

[1]

Some of these securities, amounting to $9,254,474 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR  American Depositary Receipt

MLP  Master Limited Partnership

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$313,556,497	—	—	$313,556,497

Short-Term Investments

Repurchase Agreements	—	$2,673,000	—	2,673,000

Total Investments in Securities	$313,556,497	$2,673,000	—	$316,229,497

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Industrials	26.1

Financials	18.0

Consumer Discretionary	13.3

Information Technology	10.8

Health Care	6.1

Consumer Staples	5.9

Energy	5.0

Utilities	4.7

Communication Services	4.4

Real Estate	0.6

Materials	0.6

Short-Term Investments	4.1

Other Assets, less Liabilities	0.4

TOP TEN HOLDINGS
Security Name	% of Net Assets

LKQ Corp.	4.3

White Mountains Insurance Group, Ltd.	3.9

Air Transport Services Group, Inc.	3.2

Atkore, Inc.	3.0

Premier, Inc., Class A	2.9

TD SYNNEX Corp.	2.7

BJ’s Wholesale Club Holdings, Inc.	2.7

UniFirst Corp.	2.7

Advance Auto Parts, Inc.	2.3

WEX, Inc.	2.3

Top Ten as a Group	30.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 95.5%

Communication Services - 4.4%

Cable One, Inc.	4,048	$3,070,044

Liberty Latin America, Ltd., Class A*	113,935	1,010,603

Liberty Latin America, Ltd., Class C*	127,907	1,135,814

TripAdvisor, Inc.*	174,198	3,088,531

Yelp, Inc.*	116,010	3,471,019

Total Communication Services		11,776,011

Consumer Discretionary - 13.3%

Advance Auto Parts, Inc.	49,954	6,270,726

Leslie’s, Inc.*,1	284,216	3,083,744

Lithia Motors, Inc.[1]	19,920	4,400,129

LKQ Corp.	198,889	11,481,862

Murphy USA, Inc.	21,020	5,785,334

Polaris, Inc.[1]	37,804	4,107,405

Sleep Number Corp.*	15,279	344,541

Total Consumer Discretionary		35,473,741

Consumer Staples - 5.9%

BJ’s Wholesale Club Holdings, Inc.*	94,694	7,231,781

Ingles Markets, Inc., Class A	45,064	4,147,691

Molson Coors Beverage Co., Class B	76,336	4,540,465

Total Consumer Staples		15,919,937

Energy - 5.0%

Chesapeake Energy Corp.[1]	16,097	1,330,900

HF Sinclair Corp.	45,734	2,017,327

Ovintiv, Inc.	27,318	985,634

Permian Resources Corp.	476,585	4,980,313

SM Energy Co.	83,761	2,352,009

World Fuel Services Corp.	74,927	1,771,274

Total Energy		13,437,457

Financials - 18.0%

American Equity Investment Life Holding Co.	92,543	3,566,607

Axis Capital Holdings, Ltd. (Bermuda)	88,368	4,996,327

Cannae Holdings, Inc.*	298,971	5,453,231

CNA Financial Corp.	63,176	2,458,178

EVERTEC, Inc. (Puerto Rico)	110,366	3,828,597

Genworth Financial, Inc., Class A*	866,799	5,036,102

NMI Holdings, Inc., Class A*	122,377	2,863,622

Radian Group, Inc.[1]	132,938	3,226,405

WEX, Inc.*	35,166	6,236,690

White Mountains Insurance Group, Ltd.	7,275	10,418,818

Total Financials		48,084,577

	Shares	Value

Health Care - 6.1%

Bausch + Lomb Corp. (Canada)*	165,645	$2,892,162

Computer Programs and Systems, Inc.*	68,280	1,767,086

Patterson Cos., Inc.	92,507	2,507,865

Pediatrix Medical Group, Inc.*	89,020	1,275,657

Premier, Inc., Class A	232,956	7,764,423

Total Health Care		16,207,193

Industrials - 26.1%

Air Transport Services Group, Inc.*	418,812	8,506,072

Alight, Inc., Class A*	472,023	4,366,213

Argan, Inc.	87,169	3,506,809

Armstrong World Industries, Inc.	75,202	5,163,369

Atkore, Inc.*	62,961	7,953,863

Comfort Systems USA, Inc.	14,138	2,113,490

Core & Main, Inc., Class A*	53,636	1,397,754

CoreCivic, Inc.*	492,162	4,326,104

Dun & Bradstreet Holdings, Inc.	319,273	3,566,280

Forward Air Corp.	4,932	520,375

McGrath RentCorp	36,867	3,276,739

MDU Resources Group, Inc.	155,188	4,534,593

MSC Industrial Direct Co., Inc., Class A	18,399	1,669,341

Ritchie Bros. Auctioneers, Inc. (Canada)	33,849	1,935,824

SP Plus Corp.*	111,439	3,807,871

UniFirst Corp.	43,849	7,177,204

Univar Solutions, Inc.*	73,720	2,617,060

Verra Mobility Corp.*,1	84,903	1,439,106

Viad Corp.*	110,947	2,111,321

Total Industrials		69,989,388

Information Technology - 10.8%

ACI Worldwide, Inc.*	192,541	4,877,064

DXC Technology Co.*	80,221	1,913,271

ePlus, Inc.*	107,635	4,686,428

Ituran Location and Control, Ltd. (Israel)	43,040	895,232

NCR Corp.*	192,405	4,288,707

TD SYNNEX Corp.	82,836	7,375,717

Vontier Corp.	181,960	4,936,575

Total Information Technology		28,972,994

Materials - 0.6%

TriMas Corp.	60,261	1,531,232

Real Estate - 0.6%

Newmark Group, Inc., Class A	257,278	1,631,142

Utilities - 4.7%

NorthWestern Corp.	47,245	2,769,502

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Utilities - 4.7% (continued)

Southwest Gas Holdings, Inc.[1]	65,876	$3,689,056

Vistra Corp.	261,159	6,231,254

Total Utilities		12,689,812

Total Common Stocks
(Cost $236,020,289)		255,713,484
	Principal Amount

Short-Term Investments - 4.1%

Repurchase Agreements - 4.1%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $11,024,270 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $11,240,482)	$11,020,000	11,020,000

Total Short-Term Investments
(Cost $11,020,000)		11,020,000

Value

Total Investments - 99.6%
(Cost $247,040,289)	$266,733,484

Other Assets, less Liabilities - 0.4%	943,327

Net Assets - 100.0%	$267,676,811

*	Non-income producing security.
[1]

Some of these securities, amounting to $7,816,851 or 2.9% of net assets, were out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$255,713,484	—	—	$255,713,484

Short-Term Investments

Repurchase Agreements	—	$11,020,000	—	11,020,000

Total Investments in Securities	$255,713,484	$11,020,000	—	$266,733,484

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road International Value Equity Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Financials	22.9

Industrials	19.8

Health Care	12.7

Communication Services	9.5

Consumer Discretionary	8.7

Energy	6.1

Consumer Staples	6.0

Information Technology	5.2

Materials	2.6

Utilities	2.5

Short-Term Investments	9.1

Other Assets, less Liabilities	(5.1)

TOP TEN HOLDINGS
Security Name	% of Net Assets

Axa, S.A. (France)	3.8

Sony Group Corp. (Japan)	3.7

Sanofi (France)	3.3

Check Point Software Technologies, Ltd. (Israel)	3.3

Shell PLC (United Kingdom)	3.2

Vinci, S.A. (France)	3.1

Deutsche Post AG (Germany)	3.0

Takeda Pharmaceutical Co., Ltd. (Japan)	3.0

TotalEnergies SE (France)	3.0

DBS Group Holdings, Ltd. (Singapore)	2.9

Top Ten as a Group	32.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road International Value Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 96.0%

Communication Services - 9.5%

Deutsche Telekom AG (Germany)	9,501	$229,086

Nintendo Co., Ltd. (Japan)	6,542	276,579

SK Telecom Co., Ltd., Sponsored ADR (South Korea)	7,636	150,887

TIM, S.A., ADR (Brazil)[1]	17,918	249,418

Total Communication Services		905,970

Consumer Discretionary - 8.7%

Industria de Diseno Textil, S.A. (Spain)	7,371	253,391

Kering, S.A. (France)	333	213,242

Sony Group Corp. (Japan)	3,971	359,272

Total Consumer Discretionary		825,905

Consumer Staples - 6.0%

Anheuser-Busch InBev SA/NV (Belgium)	2,975	193,433

Fomento Economico Mexicano SAB de CV,

Sponsored ADR (Mexico)	1,551	150,478

Unilever PLC (United Kingdom)	4,030	224,399

Total Consumer Staples		568,310

Energy - 6.1%

Shell PLC (United Kingdom)	9,851	302,703

TotalEnergies SE (France)	4,444	283,972

Total Energy		586,675

Financials - 22.9%

AIA Group, Ltd. (Hong Kong)	10,916	118,844

Allianz SE (Germany)	1,016	255,125

Axa, S.A. (France)	11,011	359,401

DBS Group Holdings, Ltd. (Singapore)	11,357	280,631

Deutsche Boerse AG (Germany)	1,063	202,723

Euronext, N.V. (Netherlands)[2]	2,687	213,695

Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	47,532	244,790

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	184	69,152

Prudential PLC (United Kingdom)	8,298	126,968

Tokio Marine Holdings, Inc. (Japan)	10,980	220,775

UBS Group AG (Switzerland)	4,400	89,551

Total Financials		2,181,655

Health Care - 12.7%

GSK PLC (United Kingdom)	11,337	204,442

Novartis AG (Switzerland)	1,590	162,647

Roche Holding AG (Switzerland)	772	241,744

Sanofi (France)[1]	2,904	312,959

	Shares	Value

Takeda Pharmaceutical Co., Ltd. (Japan)	8,600	$285,169

Total Health Care		1,206,961

Industrials - 19.8%

Ashtead Group PLC (United Kingdom)	4,522	260,727

BAE Systems PLC (United Kingdom)	21,122	269,094

CK Hutchison Holdings, Ltd. (Hong Kong)	18,171	121,481

Daikin Industries, Ltd. (Japan)	1,168	212,145

Deutsche Post AG (Germany)	6,046	290,810

Genpact, Ltd. (United States)	4,154	185,061

Thales, S.A. (France)	1,673	255,306

Vinci, S.A. (France)	2,395	296,240

Total Industrials		1,890,864

Information Technology - 5.2%

Check Point Software Technologies, Ltd. (Israel)*	2,450	312,032

Murata Manufacturing Co., Ltd. (Japan)	1,244	70,580

Open Text Corp. (Canada)	3,075	116,454

Total Information Technology		499,066

Materials - 2.6%

Shin-Etsu Chemical Co., Ltd. (Japan)	8,763	250,059

Utilities - 2.5%

EDP - Energias de Portugal, S.A. (Portugal)	43,382	239,035

Total Common Stocks (Cost $8,627,485)		9,154,500

	Principal Amount

Short-Term Investments - 9.1%

Joint Repurchase Agreements - 4.8%[3]

Bank of America Securities, Inc., dated 04/28/23, due 05/01/23, 4.820% total to be received $455,784 (collateralized by various U.S. Government Agency Obligations, 1.500% -4.000%, 09/20/46 - 06/20/52, totaling $464,713)	$455,601	455,601

Repurchase Agreements - 4.3%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $407,158 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $415,183)	407,000	407,000

Total Short-Term Investments (Cost $862,601)		862,601

Total Investments - 105.1% (Cost $9,490,086)		10,017,101

Other Assets, less Liabilities - (5.1)%		(483,094)

Net Assets - 100.0%		$9,534,007

The accompanying notes are an integral part of these financial statements.

AMG River Road International Value Equity Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]	Some of these securities, amounting to $421,499 or 4.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of this security amounted to $213,695 or 2.2% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR   American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$244,790	$1,936,865	—	$2,181,655

Industrials	185,061	1,705,803	—	1,890,864

Health Care	—	1,206,961	—	1,206,961

Communication Services	400,305	505,665	—	905,970

Consumer Discretionary	—	825,905	—	825,905

Energy	—	586,675	—	586,675

Consumer Staples	150,478	417,832	—	568,310

Information Technology	428,486	70,580	—	499,066

Materials	—	250,059	—	250,059

Utilities	—	239,035	—	239,035

Short-Term Investments

Joint Repurchase Agreements	—	455,601	—	455,601

Repurchase Agreements	—	407,000	—	407,000

Total Investments in Securities	$1,409,120	$8,607,981	—	$10,017,101

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2023, was as follows:

Country	% of Long-Term Investments

Belgium	2.1

Brazil	5.4

Canada	1.3

France	18.8

Germany	11.4

Hong Kong	2.6

Israel	3.4

Japan	18.3

Mexico	1.6

Netherlands	2.3

Country	% of Long-Term Investments

Portugal	2.6

Singapore	3.1

South Korea	1.7

Spain	2.8

Switzerland	5.4

United Kingdom	15.2

United States	2.0

100.0

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Financials	28.2

Consumer Staples	13.9

Industrials	12.9

Information Technology	11.8

Health Care	11.4

Consumer Discretionary	6.8

Utilities	6.6

Energy	4.3

Communication Services	3.6

Short-Term Investments	0.3

Other Assets, less Liabilities	0.2

TOP TEN HOLDINGS
Security Name	% of Net Assets

Berkshire Hathaway, Inc., Class B	7.7

Fairfax Financial Holdings, Ltd. (Canada)	5.8

The Kroger Co.	5.1

Fiserv, Inc.	5.1

Oracle Corp.	4.0

LKQ Corp.	3.9

Patterson Cos., Inc.	3.6

WEX, Inc.	3.6

Comcast Corp., Class A	3.6

Unilever PLC, Sponsored ADR (United Kingdom)	3.6

Top Ten as a Group	46.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 99.5%

Communication Services - 3.6%

Comcast Corp., Class A	47,051	$1,946,500

Consumer Discretionary - 6.8%

LKQ Corp.	36,227	2,091,385

Murphy USA, Inc.	5,743	1,580,646

Total Consumer Discretionary		3,672,031

Consumer Staples - 13.9%

BJ’s Wholesale Club Holdings, Inc.*	22,200	1,695,414

The Kroger Co.	56,915	2,767,776

Molson Coors Beverage Co., Class B	18,551	1,103,414

Unilever PLC, Sponsored ADR (United Kingdom)[1]	35,012	1,944,216

Total Consumer Staples		7,510,820

Energy - 4.3%

SM Energy Co.	44,952	1,262,252

The Williams Cos., Inc.	35,564	1,076,167

Total Energy		2,338,419

Financials - 28.2%

Berkshire Hathaway, Inc., Class B*	12,702	4,173,242

Fairfax Financial Holdings, Ltd. (Canada)	4,528	3,165,072

Fiserv, Inc.*	22,531	2,751,486

U.S. Bancorp	41,749	1,431,156

WEX, Inc.*	11,045	1,958,831

White Mountains Insurance Group, Ltd.	125	179,017

Willis Towers Watson PLC (United Kingdom)	7,069	1,637,180

Total Financials		15,295,984

Health Care - 11.4%

Laboratory Corp. of America Holdings	5,097	1,155,541

Patterson Cos., Inc.	72,454	1,964,228

Pfizer, Inc.	47,161	1,834,091

Premier, Inc., Class A	35,896	1,196,414

Total Health Care		6,150,274

	Shares	Value

Industrials - 12.9%

Air Transport Services Group, Inc.*	53,457	$1,085,712

Armstrong World Industries, Inc.	16,073	1,103,572

Carlisle Cos., Inc.	5,964	1,287,329

Dun & Bradstreet Holdings, Inc.	147,957	1,652,680

United Parcel Service, Inc., Class B	10,493	1,886,746

Total Industrials		7,016,039

Information Technology - 11.8%

Corning, Inc.	41,393	1,375,076

Oracle Corp.	22,642	2,144,650

QUALCOMM, Inc.	9,057	1,057,858

TD SYNNEX Corp.	20,433	1,819,354

Total Information Technology		6,396,938

Utilities - 6.6%

The AES Corp.	80,075	1,894,574

Vistra Corp.	69,803	1,665,500

Total Utilities		3,560,074

Total Common Stocks (Cost $48,957,496)		53,887,079

	Principal Amount

Short-Term Investments - 0.3%

Repurchase Agreements - 0.3%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $176,068 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $179,582)	$176,000	176,000

Total Short-Term Investments (Cost $176,000)		176,000

Total Investments - 99.8% (Cost $49,133,496)		54,063,079

Other Assets, less Liabilities - 0.2%		126,038

Net Assets - 100.0%		$54,189,117

*	Non-income producing security.
[1]

Some of this security, amounting to $1,924,725 or 3.6% of net assets, was out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$53,887,079	—	—	$53,887,079

Short-Term Investments

Repurchase Agreements	—	$176,000	—	176,000

Total Investments in Securities	$53,887,079	$176,000	—	$54,063,079

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2023

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Assets:

Investments at value [1] (including securities on loan valued at $2,312,634, $1,078,471, $22,430,724, and $9,254,474, respectively)	$316,388,998	$33,890,005	$852,750,850	$316,229,497

Cash	194,376	190,398	2,178,827	449

Receivable for investments sold	—	—	2,572,029	—

Dividend and interest receivables	193,406	52,643	313,239	744,158

Securities lending income receivable	32	108	2,206	556

Receivable for Fund shares sold	83,818	867	493,277	88,350

Receivable from affiliate	6,495	7,426	—	10,723

Prepaid expenses and other assets	29,006	13,302	45,016	17,871

Total assets	316,896,131	34,154,749	858,355,444	317,091,604

Liabilities:

Payable for investments purchased	—	—	2,747,973	—

Payable for Fund shares repurchased	235,027	11,899	500,425	411,729

Accrued expenses:

Investment advisory and management fees	143,761	9,728	562,871	132,630

Administrative fees	38,507	4,169	105,538	39,789

Distribution fees	46,812	747	8,634	7,032

Shareholder service fees	22,006	1,043	61,612	10,494

Other	74,253	36,280	116,720	74,437

Total liabilities	560,366	63,866	4,103,773	676,111

Commitments and Contingencies (Notes 2 & 6)	—	—	—	—

Net Assets	$316,335,765	$34,090,883	$854,251,671	$316,415,493

[1] Investments at cost	$306,801,495	$32,331,810	$734,433,040	$240,934,715

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Net Assets Represent:

Paid-in capital	$306,373,853	$38,353,322	$714,061,703	$240,716,167

Total distributable earnings (loss)	9,961,912	(4,262,439)	140,189,968	75,699,326

Net Assets	$316,335,765	$34,090,883	$854,251,671	$316,415,493

Class N:

Net Assets	$233,561,662	$3,647,537	$42,588,816	$34,120,581

Shares outstanding	13,375,395	243,670	3,139,473	3,564,051

Net asset value, offering and redemption price per share	$17.46	$14.97	$13.57	$9.57

Class I:

Net Assets	$75,247,985	$30,443,346	$801,673,935	$278,737,599

Shares outstanding	3,994,474	2,022,195	56,957,108	29,153,343

Net asset value, offering and redemption price per share	$18.84	$15.05	$14.08	$9.56

Class Z:

Net Assets	$7,526,118	—	$9,988,920	$3,557,313

Shares outstanding	402,207	—	708,220	372,047

Net asset value, offering and redemption price per share	$18.71	—	$14.10	$9.56

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value [1] (including securities on loan valued at $7,816,851, $421,499, and $1,924,725, respectively)	$266,733,484	$10,017,101	$54,063,079

Cash	817,628	500	325

Foreign currency[2]	—	2,447	—

Receivable for investments sold	357,078	94,440	1,340,229

Dividend and interest receivables	46,404	54,899	44,500

Securities lending income receivable	885	290	153

Receivable for Fund shares sold	22,623	1,141	5,867

Receivable from affiliate	—	10,062	9,001

Prepaid expenses and other assets	33,870	12,331	15,387

Total assets	268,011,972	10,193,211	55,478,541

Liabilities:

Payable upon return of securities loaned	—	455,601	—

Payable for investments purchased	—	157,483	1,142,912

Payable for Fund shares repurchased	67,201	7,031	63,181

Accrued expenses:

Investment advisory and management fees	165,465	4,092	27,296

Administrative fees	33,093	1,158	6,824

Distribution fees	3,774	262	454

Shareholder service fees	10,580	336	1,599

Other	55,048	33,241	47,158

Total liabilities	335,161	659,204	1,289,424

Commitments and Contingencies (Notes 2 & 6)	—	—	—

Net Assets	$267,676,811	$9,534,007	$54,189,117

[1] Investments at cost	$247,040,289	$9,490,086	$49,133,496

[2] Foreign currency at cost	—	$2,424	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$239,514,199	$9,415,930	$49,033,761

Total distributable earnings	28,162,612	118,077	5,155,356

Net Assets	$267,676,811	$9,534,007	$54,189,117

Class N:

Net Assets	$18,845,040	$1,395,640	$2,233,930

Shares outstanding	2,219,049	141,310	187,653

Net asset value, offering and redemption price per share	$8.49	$9.88	$11.90

Class I:

Net Assets	$216,896,453	$6,905,847	$45,215,264

Shares outstanding	24,639,061	673,832	3,797,721

Net asset value, offering and redemption price per share	$8.80	$10.25	$11.91

Class Z:

Net Assets	$31,935,318	$1,232,520	$6,739,923

Shares outstanding	3,623,029	119,716	566,177

Net asset value, offering and redemption price per share	$8.81	$10.30	$11.90

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2023

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund	AMG River Road Dividend All Cap Value Fund

Investment Income:

Dividend income	$1,897,820	$328,322	$5,381,635 [1]	$4,573,820

Interest income	14,536	3,251	362,833	30,721

Securities lending income	1,320	870	11,703	7,553

Foreign withholding tax	(31,691)	(13,747)	(22,224)	—

Total investment income	1,881,985	318,696	5,733,947	4,612,094

Expenses:

Investment advisory and management fees	883,576	59,483	3,432,700	815,432

Administrative fees	236,672	25,493	643,631	244,630

Distribution fees - Class N	286,147	4,665	48,880	44,274

Shareholder servicing fees - Class N	116,315	1,866	19,790	7,084

Shareholder servicing fees - Class I	18,862	4,539	355,850	57,465

Registration fees	25,819	13,706	38,019	21,778

Custodian fees	21,170	10,766	36,505	21,041

Professional fees	20,990	17,800	39,291	24,780

Reports to shareholders	17,086	2,826	26,364	8,143

Trustee fees and expenses	12,010	1,314	32,729	12,618

Transfer agent fees	10,378	4,426	12,085	5,420

Interest expense	141	—	—	2,463

Miscellaneous	7,244	1,459	40,451	16,790

Total expenses before offsets	1,656,410	148,343	4,726,295	1,281,918

Expense reimbursements	(35,807)	(35,302)	—	(61,644)

Expense reductions	(22,751)	(1,068)	(22,180)	(7,666)

Net expenses	1,597,852	111,973	4,704,115	1,212,608

Net investment income	284,133	206,723	1,029,832	3,399,486

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	849,208	1,021,250	24,462,452	7,813,679

Net change in unrealized appreciation/depreciation on investments	21,989,622	1,522,968	(34,571,744)	(5,666,198)

Net realized and unrealized gain (loss)	22,838,830	2,544,218	(10,109,292)	2,147,481

Net increase (decrease) in net assets resulting from operations	$23,122,963	$2,750,941	$(9,079,460)	$5,546,967

[1] Includes non-recurring dividends of $702,411.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Small-Mid Cap Value Fund	AMG River Road International Value Equity Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$1,741,405	$145,206	$644,428

Interest income	43,722	2,106	988

Securities lending income	8,031	695	1,156

Foreign withholding tax	(2,614)	(20,737)	(13,915)

Total investment income	1,790,544	127,270	632,657

Expenses:

Investment advisory and management fees	955,742	21,948	179,279

Administrative fees	191,148	6,211	44,820

Distribution fees - Class N	22,570	1,451	2,758

Shareholder servicing fees - Class N	5,596	303	450

Shareholder servicing fees - Class I	54,827	1,510	10,110

Registration fees	20,245	12,656	16,680

Professional fees	20,000	15,371	16,074

Custodian fees	18,390	19,206	14,928

Trustee fees and expenses	9,360	293	2,268

Reports to shareholders	7,561	1,278	3,526

Transfer agent fees	3,952	249	1,223

Interest expense	—	—	1,615

Miscellaneous	12,604	1,373	5,058

Total expenses before offsets	1,321,995	81,849	298,789

Expense reimbursements	—	(48,355)	(50,795)

Expense reductions	(9,205)	(1,282)	(3,637)

Net expenses	1,312,790	32,212	244,357

Net investment income	477,754	95,058	388,300

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	8,663,549	(19,802)	1,067,125

Net realized gain on foreign currency transactions	—	589	—

Net change in unrealized appreciation/depreciation on investments	(15,578,686)	1,590,024	1,223,114

Net change in unrealized appreciation/depreciation on foreign currency translations	—	1,025	—

Net realized and unrealized gain (loss)	(6,915,137)	1,571,836	2,290,239

Net increase (decrease) in net assets resulting from operations	$(6,437,383)	$1,666,894	$2,678,539

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$284,133	$3,450,135	$206,723	$671,385	$1,029,832	$(2,967,724)

Net realized gain (loss) on investments	849,208	26,043,244	1,021,250	(991,432)	24,462,452	32,053,565

Net change in unrealized appreciation/depreciation on investments	21,989,622	(49,642,188)	1,522,968	(3,078,280)	(34,571,744)	(29,813,692)

Net increase (decrease) in net assets resulting from operations	23,122,963	(20,148,809)	2,750,941	(3,398,327)	(9,079,460)	(727,851)

Distributions to Shareholders:

Class N	(19,489,451)	(9,096,124)	(65,123)	—	(1,388,209)	(2,525,400)

Class I	(5,976,906)	(3,627,499)	(618,612)	(148,346)	(28,767,483)	(60,899,554)

Class Z	(608,991)	(308,106)	—	—	(343,645)	(572,964)

Total distributions to shareholders	(26,075,348)	(13,031,729)	(683,735)	(148,346)	(30,499,337)	(63,997,918)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	10,459,730	(66,134,751)	(2,177,955)	(3,775,114)	26,833,126	54,093,356

Total increase (decrease) in net assets	7,507,345	(99,315,289)	(110,749)	(7,321,787)	(12,745,671)	(10,632,413)

Net Assets:

Beginning of period	308,828,420	408,143,709	34,201,632	41,523,419	866,997,342	877,629,755

End of period	$316,335,765	$308,828,420	$34,090,883	$34,201,632	$854,251,671	$866,997,342

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road International Value Equity Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$3,399,486	$6,444,266	$477,754	$(94,938)	$95,058	$278,429

Net realized gain (loss) on investments	7,813,679	43,952,790	8,663,549	11,600,764	(19,213)	(449,151)

Net change in unrealized appreciation/depreciation on investments	(5,666,198)	(51,226,403)	(15,578,686)	(15,124,084)	1,591,049	(781,700)

Net increase (decrease) in net assets resulting from operations	5,546,967	(829,347)	(6,437,383)	(3,618,258)	1,666,894	(952,422)

Distributions to Shareholders:

Class N	(4,348,708)	(7,853,246)	(841,013)	(1,300,180)	(41,449)	(8,584)

Class I	(34,784,185)	(67,471,975)	(8,300,606)	(11,974,114)	(211,394)	(52,305)

Class Z	(408,893)	(467,570)	(1,508,182)	(2,022,835)	(35,865)	(4,607)

Total distributions to shareholders	(39,541,786)	(75,792,791)	(10,649,801)	(15,297,129)	(288,708)	(65,496)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	20,147,942	(21,546,543)	43,163,166	(16,650,233)	1,047,339	(1,091,145)

Total increase (decrease) in net assets	(13,846,877)	(98,168,681)	26,075,982	(35,565,620)	2,425,525	(2,109,063)

Net Assets:

Beginning of period	330,262,370	428,431,051	241,600,829	277,166,449	7,108,482	9,217,545

End of period	$316,415,493	$330,262,370	$267,676,811	$241,600,829	$9,534,007	$7,108,482

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG River Road Focused Absolute Value Fund

	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$388,300	$716,791

Net realized gain on investments	1,067,125	2,657,573

Net change in unrealized appreciation/depreciation on investments	1,223,114	(21,462,247)

Net increase (decrease) in net assets resulting from operations	2,678,539	(18,087,883)

Distributions to Shareholders:

Class N	(16,781)	(221,233)

Class I	(521,709)	(12,072,508)

Class Z	(81,036)	(930,537)

Total distributions to shareholders	(619,526)	(13,224,278)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(11,409,540)	(98,597,273)

Total decrease in net assets	(9,350,527)	(129,909,434)

Net Assets:

Beginning of period	63,539,644	193,449,078

End of period	$54,189,117	$63,539,644

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$17.74	$19.43	$29.75	$34.95	$38.27	$41.95

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.17 [3]	0.02 [4]	0.16	0.34 [5]	0.08

Net realized and unrealized gain (loss) on investments	1.25	(1.22)	11.69	(2.85)	(0.85)	(0.95)

Total income (loss) from investment operations	1.26	(1.05)	11.71	(2.69)	(0.51)	(0.87)

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.04)	(0.02)	(0.33)	(0.15)	—

Net realized gain on investments	(1.38)	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)

Total distributions to shareholders	(1.54)	(0.64)	(22.03)	(2.51)	(2.81)	(2.81)

Net Asset Value, End of Period	$17.46	$17.74	$19.43	$29.75	$34.95	$38.27

Total Return[2,6]	7.57%[7]	(5.67)%	50.65%	(8.62)%	(0.55)%	(2.82)%

Ratio of net expenses to average net assets	1.10%[8,9]	1.09%[9]	1.13%[9]	1.14%	1.15%	1.12%

Ratio of gross expenses to average net assets[10]	1.13%[8]	1.11%	1.18%	1.16%	1.15%	1.13%

Ratio of net investment income to average net assets[2]	0.09%[8]	0.90%	0.08%	0.52%	0.95%	0.19%

Portfolio turnover	38%[7]	71%	149%	50%	21%	18%

Net assets end of period (000’s) omitted	$233,562	$227,513	$287,165	$259,561	$518,354	$893,685

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$19.05	$20.82	$30.68	$35.96	$39.33	$42.97

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.24 [3]	0.09 [4]	0.25	0.45 [5]	0.19

Net realized and unrealized gain (loss) on investments	1.35	(1.32)	12.16	(2.94)	(0.89)	(0.99)

Total income (loss) from investment operations	1.39	(1.08)	12.25	(2.69)	(0.44)	(0.80)

Less Distributions to Shareholders from:

Net investment income	(0.22)	(0.09)	(0.10)	(0.41)	(0.27)	(0.03)

Net realized gain on investments	(1.38)	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)

Total distributions to shareholders	(1.60)	(0.69)	(22.11)	(2.59)	(2.93)	(2.84)

Net Asset Value, End of Period	$18.84	$19.05	$20.82	$30.68	$35.96	$39.33

Total Return[2,6]	7.72%[7]	(5.41)%	51.11%	(8.38)%	(0.33)%	(2.56)%

Ratio of net expenses to average net assets	0.80%[8,9]	0.80%[9]	0.87%[9]	0.90%	0.90%	0.87%

Ratio of gross expenses to average net assets[10]	0.83%[8]	0.82%	0.92%	0.92%	0.90%	0.88%

Ratio of net investment income to average net assets[2]	0.39%[8]	1.19%	0.34%	0.76%	1.20%	0.44%

Portfolio turnover	38%[7]	71%	149%	50%	21%	18%

Net assets end of period (000’s) omitted	$75,248	$74,094	$112,741	$176,807	$1,102,479	$1,754,203

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$18.94	$20.71	$30.63	$35.95	$39.34	$42.98

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.24 [3]	0.10 [4]	0.28	0.48 [5]	0.22

Net realized and unrealized gain (loss) on investments	1.34	(1.29)	12.13	(2.94)	(0.89)	(0.98)

Total income (loss) from investment operations	1.38	(1.05)	12.23	(2.66)	(0.41)	(0.76)

Less Distributions to Shareholders from:

Net investment income	(0.23)	(0.12)	(0.14)	(0.48)	(0.32)	(0.07)

Net realized gain on investments	(1.38)	(0.60)	(22.01)	(2.18)	(2.66)	(2.81)

Total distributions to shareholders	(1.61)	(0.72)	(22.15)	(2.66)	(2.98)	(2.88)

Net Asset Value, End of Period	$18.71	$18.94	$20.71	$30.63	$35.95	$39.34

Total Return[2,6]	7.73%[7]	(5.34)%	51.18%	(8.32)%	(0.25)%	(2.48)%

Ratio of net expenses to average net assets	0.75%[8,9]	0.75%[9]	0.80%[9]	0.82%	0.82%	0.79%

Ratio of gross expenses to average net assets[10]	0.78%[8]	0.77%	0.85%	0.84%	0.82%	0.80%

Ratio of net investment income to average net assets[2]	0.44%[8]	1.24%	0.41%	0.84%	1.28%	0.52%

Portfolio turnover	38%[7]	71%	149%	50%	21%	18%

Net assets end of period (000’s) omitted	$7,526	$7,221	$8,237	$9,786	$47,907	$205,203

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.11 and $0.11 for Class N, Class I and Class Z, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.05 and $0.06 for Class N, Class I and Class Z, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23, $0.33 and $0.36 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]	Includes reduction from brokerage recapture amounting to 0.01% for the six months ended April 30, 2023, 0.01% and less than 0.01% for the fiscal years ended October 31, 2022 and 2021, respectively.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.08	$15.45	$13.73	$16.22	$15.68	$17.97

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.07	0.22 [3]	0.01	0.04 [4]	0.12 [5]	(0.07)

Net realized and unrealized gain (loss) on investments	1.07	(1.59)	4.27	(1.84)	0.95	1.94

Total income (loss) from investment operations	1.14	(1.37)	4.28	(1.80)	1.07	1.87

Less Distributions to Shareholders from:

Net investment income	(0.25)	—	(2.56)	—	(0.02)	—

Net realized gain on investments	—	—	—	(0.69)	(0.51)	(4.16)

Total distributions to shareholders	(0.25)	—	(2.56)	(0.69)	(0.53)	(4.16)

Net Asset Value, End of Period	$14.97	$14.08	$15.45	$13.73	$16.22	$15.68

Total Return[2,6]	8.20%[7]	(8.87)%	33.53%	(11.66)%	7.15%	12.54%

Ratio of net expenses to average net assets	0.94%[8,9]	0.95%[9]	1.00%[9]	1.04%	1.28%[9,10]	2.24%[9,10]

Ratio of gross expenses to average net assets[11]	1.15%[8]	1.07%	1.14%	1.08%	1.30%	2.36%

Ratio of net investment income (loss) to average net assets[2]	0.93%[8]	1.51%	0.08%	0.25%	0.74%	(0.43)%

Portfolio turnover	46%[7]	91%	256%	750%	330%	240%

Net assets end of period (000’s) omitted	$3,648	$3,683	$4,623	$4,716	$14,301	$24,536

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.19	$15.58	$13.80	$16.25	$15.71	$17.97

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.09	0.27 [3]	0.06	0.08 [4]	0.16 [5]	(0.02)

Net realized and unrealized gain (loss) on investments	1.07	(1.60)	4.29	(1.84)	0.95	1.92

Total income (loss) from investment operations	1.16	(1.33)	4.35	(1.76)	1.11	1.90

Less Distributions to Shareholders from:

Net investment income	(0.30)	(0.06)	(2.57)	—	(0.06)	—

Net realized gain on investments	—	—	—	(0.69)	(0.51)	(4.16)

Total distributions to shareholders	(0.30)	(0.06)	(2.57)	(0.69)	(0.57)	(4.16)

Net Asset Value, End of Period	$15.05	$14.19	$15.58	$13.80	$16.25	$15.71

Total Return[2,6]	8.32%[7]	(8.55)%	33.93%	(11.38)%	7.43%	12.82%

Ratio of net expenses to average net assets	0.62%[8,9]	0.63%[9]	0.69%[9]	0.76%	0.99%[9,10]	1.92%[9,10]

Ratio of gross expenses to average net assets[11]	0.83%[8]	0.75%	0.83%	0.80%	1.01%	2.04%

Ratio of net investment income (loss) to average net assets[2]	1.25%[8]	1.83%	0.39%	0.53%	1.03%	(0.11)%

Portfolio turnover	46%[7]	91%	256%	750%	330%	240%

Net assets end of period (000’s) omitted	$30,443	$30,519	$36,900	$38,990	$83,323	$55,590

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08 and $0.13 for Class N and Class I, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01) and $0.03 for Class N and Class I, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07 and $0.12 for Class N and Class I, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2023, and less than 0.01%, less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended October 31, 2022, 2021, 2019 and 2018, respectively.

[10]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.04% and 0.75% for Class N and Class I, respectively, for the fiscal year ended October 31, 2019, and 1.04% and 0.72% for Class N and Class I, respectively, for the fiscal year ended October 31, 2018.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.26	$15.45	$10.76	$13.00	$13.26	$14.46

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.00)[3,4]	(0.09)	(0.09)	(0.02)	(0.04)	(0.05)

Net realized and unrealized gain (loss) on investments	(0.17)	0.06	4.78	(1.43)	1.17	0.79

Total income (loss) from investment operations	(0.17)	(0.03)	4.69	(1.45)	1.13	0.74

Less Distributions to Shareholders from:

Net realized gain on investments	(0.52)	(1.16)	—	(0.79)	(1.39)	(1.94)

Net Asset Value, End of Period	$13.57	$14.26	$15.45	$10.76	$13.00	$13.26

Total Return[2,5]	(1.12)%[6]	(0.35)%	43.59%	(12.09)%	10.86%	5.41%

Ratio of net expenses to average net assets[7]	1.35%[8]	1.35%	1.33%	1.34%	1.36%	1.35%

Ratio of gross expenses to average net assets[9]	1.35%[8]	1.35%	1.35%	1.36%	1.37%	1.36%

Ratio of net investment loss to average net assets[2]	(0.01)%[8]	(0.60)%	(0.61)%	(0.19)%	(0.33)%	(0.34)%

Portfolio turnover	10%[6]	33%	39%	42%	47%	41%

Net assets end of period (000’s) omitted	$42,589	$37,265	$34,246	$25,920	$29,963	$28,444

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.76	$15.91	$11.05	$13.30	$13.51	$14.68

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02 [4]	(0.05)	(0.05)	0.01	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.18)	0.06	4.91	(1.46)	1.20	0.79

Total income (loss) from investment operations	(0.16)	0.01	4.86	(1.45)	1.19	0.78

Less Distributions to Shareholders from:

Net investment income	—	—	(0.00)[3]	(0.01)	(0.01)	(0.01)

Net realized gain on investments	(0.52)	(1.16)	—	(0.79)	(1.39)	(1.94)

Total distributions to shareholders	(0.52)	(1.16)	(0.00)[3]	(0.80)	(1.40)	(1.95)

Net Asset Value, End of Period	$14.08	$14.76	$15.91	$11.05	$13.30	$13.51

Total Return[2,5]	(1.07)%[6]	(0.07)%	43.99%	(11.91)%	11.23%	5.60%

Ratio of net expenses to average net assets[7]	1.09%[8]	1.09%	1.07%	1.07%	1.09%	1.10%

Ratio of gross expenses to average net assets[9]	1.09%[8]	1.09%	1.09%	1.09%	1.10%	1.11%

Ratio of net investment income (loss) to average net assets[2]	0.25%[8]	(0.34)%	(0.35)%	0.07%	(0.06)%	(0.09)%

Portfolio turnover	10%[6]	33%	39%	42%	47%	41%

Net assets end of period (000’s) omitted	$801,674	$819,940	$835,473	$487,637	$374,344	$330,245

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.78	$15.92	$11.05	$13.30	$13.51	$14.68

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02 [4]	(0.04)	(0.04)	0.02	0.00 [10]	0.00 [10]

Net realized and unrealized gain (loss) on investments	(0.18)	0.06	4.92	(1.46)	1.20	0.79

Total income (loss) from investment operations	(0.16)	0.02	4.88	(1.44)	1.20	0.79

Less Distributions to Shareholders from:

Net investment income	—	—	(0.01)	(0.02)	(0.02)	(0.02)

Net realized gain on investments	(0.52)	(1.16)	—	(0.79)	(1.39)	(1.94)

Total distributions to shareholders	(0.52)	(1.16)	(0.01)	(0.81)	(1.41)	(1.96)

Net Asset Value, End of Period	$14.10	$14.78	$15.92	$11.05	$13.30	$13.51

Total Return[2,5]	(1.01)%[6]	(0.00)%[11]	44.17%	(11.78)%	11.29%	5.71%

Ratio of net expenses to average net assets[7]	1.00%[8]	1.00%	0.98%	0.99%	1.01%	1.00%

Ratio of gross expenses to average net assets[9]	1.00%[8]	1.00%	1.00%	1.01%	1.02%	1.01%

Ratio of net investment income (loss) to average net assets[2]	0.34%[8]	(0.25)%	(0.26)%	0.16%	0.02%	0.01%

Portfolio turnover	10%[6]	33%	39%	42%	47%	41%

Net assets end of period (000’s) omitted	$9,989	$9,792	$7,911	$1,025	$186	$163

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.01), $0.01 and $0.01 for Class N, Class I and Class Z shares, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2023, less than 0.01%, 0.02%, 0.02%, 0.01%, and 0.01% for the fiscal years ended October 31, 2022, 2021, 2020, 2019, and 2018, respectively.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.

[11]	Less than (0.005)%.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.70	$13.28	$10.02	$12.34	$12.29	$12.87

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.18	0.19	0.25	0.27	0.22

Net realized and unrealized gain (loss) on investments	0.07	(0.29)	3.27	(1.49)	0.80	0.06

Total income (loss) from investment operations	0.16	(0.11)	3.46	(1.24)	1.07	0.28

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.27)	(0.20)	(0.34)	(0.30)	(0.28)

Net realized gain on investments	(1.16)	(2.20)	—	(0.74)	(0.72)	(0.58)

Total distributions to shareholders	(1.29)	(2.47)	(0.20)	(1.08)	(1.02)	(0.86)

Net Asset Value, End of Period	$9.57	$10.70	$13.28	$10.02	$12.34	$12.29

Total Return[2,3]	1.47%[4]	(1.34)%	34.74%	(10.96)%	10.11%	2.06%

Ratio of net expenses to average net assets[5]	0.97%[6]	1.03%	1.06%	1.13%	1.11%	1.10%

Ratio of gross expenses to average net assets[7]	1.01%[6]	1.07%	1.09%	1.13%	1.12%	1.11%

Ratio of net investment income to average net assets[2]	1.86%[6]	1.61%	1.51%	2.38%	2.32%	1.78%

Portfolio turnover	12%[4]	30%	20%	35%	29%	27%

Net assets end of period (000’s) omitted	$34,121	$36,432	$43,430	$41,358	$79,811	$100,420

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.68	$13.27	$10.01	$12.33	$12.29	$12.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.21	0.22	0.28	0.31	0.26

Net realized and unrealized gain (loss) on investments	0.08	(0.30)	3.27	(1.49)	0.78	0.06

Total income (loss) from investment operations	0.18	(0.09)	3.49	(1.21)	1.09	0.32

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.30)	(0.23)	(0.37)	(0.33)	(0.31)

Net realized gain on investments	(1.16)	(2.20)	—	(0.74)	(0.72)	(0.58)

Total distributions to shareholders	(1.30)	(2.50)	(0.23)	(1.11)	(1.05)	(0.89)

Net Asset Value, End of Period	$9.56	$10.68	$13.27	$10.01	$12.33	$12.29

Total Return[2,3]	1.71%[4]	(1.18)%	35.10%	(10.69)%	10.32%	2.38%

Ratio of net expenses to average net assets[5]	0.72%[6]	0.78%	0.81%	0.86%	0.84%	0.84%

Ratio of gross expenses to average net assets[7]	0.76%[6]	0.82%	0.84%	0.86%	0.85%	0.85%

Ratio of net investment income to average net assets[2]	2.11%[6]	1.86%	1.76%	2.65%	2.59%	2.04%

Portfolio turnover	12%[4]	30%	20%	35%	29%	27%

Net assets end of period (000’s) omitted	$278,738	$290,632	$382,571	$408,844	$533,106	$743,984

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.69	$13.28	$10.01	$12.33	$12.29	$12.86

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.21	0.22	0.27	0.32	0.26

Net realized and unrealized gain (loss) on investments	0.06	(0.29)	3.29	(1.47)	0.77	0.06

Total income (loss) from investment operations	0.17	(0.08)	3.51	(1.20)	1.09	0.32

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.31)	(0.24)	(0.38)	(0.33)	(0.31)

Net realized gain on investments	(1.16)	(2.20)	—	(0.74)	(0.72)	(0.58)

Total distributions to shareholders	(1.30)	(2.51)	(0.24)	(1.12)	(1.05)	(0.89)

Net Asset Value, End of Period	$9.56	$10.69	$13.28	$10.01	$12.33	$12.29

Total Return[2,3]	1.64%[4]	(1.12)%	35.26%	(10.65)%	10.37%	2.42%

Ratio of net expenses to average net assets[5]	0.68%[6]	0.74%	0.77%	0.81%	0.79%	0.78%

Ratio of gross expenses to average net assets[7]	0.72%[6]	0.78%	0.80%	0.81%	0.80%	0.79%

Ratio of net investment income to average net assets[2]	2.15%[6]	1.90%	1.80%	2.69%	2.64%	2.10%

Portfolio turnover	12%[4]	30%	20%	35%	29%	27%

Net assets end of period (000’s) omitted	$3,557	$3,199	$2,430	$1,901	$63	$619

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2023, 0.01%, 0.01%, less than 0.01%, 0.01%, and less than 0.01%, for the fiscal years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$9.10	$9.81	$6.80	$7.84	$7.62	$8.23

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	(0.03)	(0.04)	(0.01)[3]	(0.02)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.21)	(0.11)	3.05	(0.88)	0.78	0.57

Total income (loss) from investment operations	(0.20)	(0.14)	3.01	(0.89)	0.76	0.54

Less Distributions to Shareholders from:

Net investment income	(0.00)[4]	—	—	(0.01)	—	(0.02)

Net realized gain on investments	(0.41)	(0.57)	—	(0.14)	(0.54)	(1.13)

Total distributions to shareholders	(0.41)	(0.57)	—	(0.15)	(0.54)	(1.15)

Net Asset Value, End of Period	$8.49	$9.10	$9.81	$6.80	$7.84	$7.62

Total Return[2,5]	(2.15)%[6]	(1.64)%	44.27%	(11.65)%	11.82%	7.09%

Ratio of net expenses to average net assets[7]	1.27%[8]	1.28%	1.25%	1.31%	1.31%	1.32%

Ratio of gross expenses to average net assets[9]	1.27%[8]	1.28%	1.27%	1.33%	1.37%	1.36%

Ratio of net investment income (loss) to average net assets[2]	0.13%[8]	(0.28)%	(0.38)%	(0.16)%	(0.27)%	(0.35)%

Portfolio turnover	12%[6]	32%	44%	47%	38%	46%

Net assets end of period (000’s) omitted	$18,845	$18,961	$22,702	$21,618	$24,669	$17,840

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$9.41	$10.10	$6.98	$8.04	$7.78	$8.38

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	(0.00)	(0.01)	0.01 [3]	(0.00)	(0.01)

Net realized and unrealized gain (loss) on investments	(0.22)	(0.12)	3.13	(0.91)	0.80	0.57

Total income (loss) from investment operations	(0.20)	(0.12)	3.12	(0.90)	0.80	0.56

Less Distributions to Shareholders from:

Net investment income	(0.00)[4]	—	(0.00)[4]	(0.02)	—	(0.03)

Net realized gain on investments	(0.41)	(0.57)	—	(0.14)	(0.54)	(1.13)

Total distributions to shareholders	(0.41)	(0.57)	(0.00)[4]	(0.16)	(0.54)	(1.16)

Net Asset Value, End of Period	$8.80	$9.41	$10.10	$6.98	$8.04	$7.78

Total Return[2,5]	(2.03)%[6]	(1.38)%	44.70%	(11.47)%	12.12%	7.32%

Ratio of net expenses to average net assets[7]	1.02%[8]	1.02%	1.00%	1.05%	1.06%	1.08%

Ratio of gross expenses to average net assets[9]	1.02%[8]	1.02%	1.02%	1.07%	1.12%	1.12%

Ratio of net investment income (loss) to average net assets[2]	0.38%[8]	(0.02)%	(0.13)%	0.09%	(0.02)%	(0.11)%

Portfolio turnover	12%[6]	32%	44%	47%	38%	46%

Net assets end of period (000’s) omitted	$216,896	$188,163	$218,698	$156,350	$145,620	$51,400

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$9.42	$10.10	$6.98	$8.04	$7.77	$8.37

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.00 [10]	(0.01)	0.01 [3]	0.00 [10]	(0.01)

Net realized and unrealized gain (loss) on investments	(0.22)	(0.11)	3.13	(0.91)	0.81	0.58

Total income (loss) from investment operations	(0.20)	(0.11)	3.12	(0.90)	0.81	0.57

Less Distributions to Shareholders from:

Net investment income	(0.00)[4]	(0.00)[4]	(0.00)[4]	(0.02)	—	(0.04)

Net realized gain on investments	(0.41)	(0.57)	—	(0.14)	(0.54)	(1.13)

Total distributions to shareholders	(0.41)	(0.57)	(0.00)[4]	(0.16)	(0.54)	(1.17)

Net Asset Value, End of Period	$8.81	$9.42	$10.10	$6.98	$8.04	$7.77

Total Return[2,5]	(2.02)%[6]	(1.26)%	44.77%	(11.43)%	12.26%	7.37%

Ratio of net expenses to average net assets[7]	0.97%[8]	0.97%	0.95%	1.00%	1.01%	1.03%

Ratio of gross expenses to average net assets[9]	0.97%[8]	0.97%	0.97%	1.02%	1.07%	1.07%

Ratio of net investment income (loss) to average net assets[2]	0.43%[8]	0.03%	(0.08)%	0.14%	0.03%	(0.06)%

Portfolio turnover	12%[6]	32%	44%	47%	38%	46%

Net assets end of period (000’s) omitted	$31,935	$34,477	$35,766	$553	$183	$136

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment (loss) income per share would have been $(0.02), $(0.00), and $0.00 for Class N, Class I, and Class Z shares, respectively.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2023, 0.01%, 0.02%, 0.02%, 0.03%, and 0.01% for the fiscal years ended October 31, 2022, 2021, 2020, 2019, and 2018, respectively.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.35	$9.51	$11.40	$13.06	$12.19	$12.33

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.10	0.29 [3]	(0.09)	(0.16)	(0.05)	(0.03)[4]

Net realized and unrealized gain (loss) on investments	1.75	(1.39)	2.71	(0.42)	1.63	(0.11)

Total income (loss) from investment operations	1.85	(1.10)	2.62	(0.58)	1.58	(0.14)

Less Distributions to Shareholders from:

Net investment income	(0.32)	—	—	—	—	—

Net realized gain on investments	—	(0.06)	(4.51)	(1.08)	(0.71)	—

Total distributions to shareholders	(0.32)	(0.06)	(4.51)	(1.08)	(0.71)	—

Net Asset Value, End of Period	$9.88	$8.35	$9.51	$11.40	$13.06	$12.19

Total Return[2,5]	22.69%[6]	(11.67)%	22.06%	(5.17)%	13.98%	(1.14)%

Ratio of net expenses to average net assets[7]	1.00%[8]	1.02%	2.08%[9]	2.71%[9]	2.41%[9]	3.12%[9]

Ratio of gross expenses to average net assets[10]	2.19%[8]	2.11%	2.69%	3.23%	2.83%	3.41%

Ratio of net investment income (loss) to average net assets[2]	2.07%[8]	3.23%	(0.70)%	(1.35)%	(0.43)%	(0.25)%

Portfolio turnover	35%[6]	51%	159%	257%	264%	189%

Net assets end of period (000’s) omitted	$1,396	$1,012	$1,561	$1,584	$2,654	$3,749

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.67	$9.86	$11.65	$13.30	$12.37	$12.48

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.11	0.33 [3]	(0.06)	(0.14)	(0.02)	0.00 [4,11]

Net realized and unrealized gain (loss) on investments	1.82	(1.44)	2.78	(0.43)	1.66	(0.11)

Total income (loss) from investment operations	1.93	(1.11)	2.72	(0.57)	1.64	(0.11)

Less Distributions to Shareholders from:

Net investment income	(0.35)	(0.02)	—	—	—	—

Net realized gain on investments	—	(0.06)	(4.51)	(1.08)	(0.71)	—

Total distributions to shareholders	(0.35)	(0.08)	(4.51)	(1.08)	(0.71)	—

Net Asset Value, End of Period	$10.25	$8.67	$9.86	$11.65	$13.30	$12.37

Total Return[2,5]	22.72%[6]	(11.41)%	22.48%	(4.98)%	14.28%	(0.88)%

Ratio of net expenses to average net assets[7]	0.76%[8]	0.77%	1.84%[9]	2.46%[9]	2.16%[9]	2.87%[9]

Ratio of gross expenses to average net assets[10]	1.95%[8]	1.86%	2.45%	2.98%	2.58%	3.16%

Ratio of net investment income (loss) to average net assets[2]	2.31%[8]	3.48%	(0.46)%	(1.10)%	(0.18)%	0.00%[12]

Portfolio turnover	35%[6]	51%	159%	257%	264%	189%

Net assets end of period (000’s) omitted	$6,906	$5,263	$7,105	$14,041	$22,856	$24,925

AMG River Road International Value Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.71	$9.92	$11.69	$13.32	$12.38	$12.49

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.11	0.33 [3]	(0.05)	(0.12)	(0.01)	0.01 [4]

Net realized and unrealized gain (loss) on investments	1.83	(1.45)	2.79	(0.43)	1.66	(0.12)

Total income (loss) from investment operations	1.94	(1.12)	2.74	(0.55)	1.65	(0.11)

Less Distributions to Shareholders from:

Net investment income	(0.35)	(0.03)	—	—	—	—

Net realized gain on investments	—	(0.06)	(4.51)	(1.08)	(0.71)	—

Total distributions to shareholders	(0.35)	(0.09)	(4.51)	(1.08)	(0.71)	—

Net Asset Value, End of Period	$10.30	$8.71	$9.92	$11.69	$13.32	$12.38

Total Return[2,5]	22.80%[6]	(11.41)%	22.58%	(4.82)%	14.35%	(0.88)%

Ratio of net expenses to average net assets[7]	0.71%[8]	0.72%	1.76%[9]	2.38%[9]	2.08%[9]	2.79%[9]

Ratio of gross expenses to average net assets[10]	1.90%[8]	1.81%	2.37%	2.90%	2.50%	3.08%

Ratio of net investment income (loss) to average net assets[2]	2.36%[8]	3.53%	(0.38)%	(1.02)%	(0.10)%	0.09%

Portfolio turnover	35%[6]	51%	159%	257%	264%	189%

Net assets end of period (000’s) omitted	$1,233	$833	$552	$660	$84	$73

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, $0.18, and $0.18 for Class N, Class I and Class Z shares, respectively.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17), $(0.14), and $(0.13) for Class N, Class I and Class Z shares, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]

Includes reduction from brokerage recapture amounting to 0.02% for the six months ended April 30, 2023, 0.01%, 0.04%, 0.11%, 0.01% and 0.02% for the fiscal years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[8]	Annualized.
[9]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of net expenses to average net assets would be 1.32%, 1.11%, and 1.01% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2021, 1.34%, 1.09% and 1.01% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2020, 1.44%, 1.19% and 1.11% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2019, 1.45%, 1.20% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2018.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $0.005 per share.
[12]	Less than 0.005%.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.50	$14.44	$11.05	$12.65	$11.91	$11.87

Income (loss) from Investment Operations:

Net investment income[1,2]	0.06	0.04	0.01	0.04 [3]	0.04	0.05

Net realized and unrealized gain (loss) on investments	0.43	(2.03)	3.38	(1.39)	1.45	0.93

Total income (loss) from investment operations	0.49	(1.99)	3.39	(1.35)	1.49	0.98

Less Distributions to Shareholders from:

Net investment income	(0.02)	—	—	(0.02)	(0.05)	(0.07)

Net realized gain on investments	(0.07)	(0.95)	—	(0.23)	(0.70)	(0.87)

Total distributions to shareholders	(0.09)	(0.95)	—	(0.25)	(0.75)	(0.94)

Net Asset Value, End of Period	$11.90	$11.50	$14.44	$11.05	$12.65	$11.91

Total Return[2,4]	4.34%[5]	(14.80)%	30.68%	(11.03)%	14.29%	8.69%

Ratio of net expenses to average net assets[6]	1.06%[7]	1.05%	1.06%	1.03%	0.98%	0.99%

Ratio of gross expenses to average net assets[8]	1.24%[7]	1.14%	1.12%	1.15%	1.21%	1.32%

Ratio of net investment income to average net assets[2]	1.05%[7]	0.30%	0.10%	0.34%	0.34%	0.43%

Portfolio turnover	31%[5]	113%	83%	103%	59%	88%

Net assets end of period (000’s) omitted	$2,234	$2,243	$3,666	$12,466	$15,284	$9,184

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.51	$14.48	$11.12	$12.72	$11.98	$11.92

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.07	0.05	0.07 [3]	0.07	0.08

Net realized and unrealized gain (loss) on investments	0.44	(2.04)	3.39	(1.40)	1.46	0.93

Total income (loss) from investment operations	0.52	(1.97)	3.44	(1.33)	1.53	1.01

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.05)	(0.08)	(0.04)	(0.09)	(0.08)

Net realized gain on investments	(0.07)	(0.95)	—	(0.23)	(0.70)	(0.87)

Total distributions to shareholders	(0.12)	(1.00)	(0.08)	(0.27)	(0.79)	(0.95)

Net Asset Value, End of Period	$11.91	$11.51	$14.48	$11.12	$12.72	$11.98

Total Return[2,4]	4.52%[5]	(14.64)%	30.98%	(10.81)%	14.55%	8.91%

Ratio of net expenses to average net assets[6]	0.81%[7]	0.80%	0.81%	0.78%	0.73%	0.74%

Ratio of gross expenses to average net assets[8]	0.99%[7]	0.89%	0.87%	0.90%	0.96%	1.07%

Ratio of net investment income to average net assets[2]	1.30%[7]	0.55%	0.35%	0.59%	0.59%	0.68%

Portfolio turnover	31%[5]	113%	83%	103%	59%	88%

Net assets end of period (000’s) omitted	$45,215	$53,620	$176,460	$130,758	$130,928	$20,928

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.52	$14.49	$11.12	$12.73	$11.98	$11.92

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.08	0.06	0.07 [3]	0.07	0.08

Net realized and unrealized gain (loss) on investments	0.43	(2.04)	3.39	(1.41)	1.47	0.93

Total income (loss) from investment operations	0.51	(1.96)	3.45	(1.34)	1.54	1.01

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.06)	(0.08)	(0.04)	(0.09)	(0.08)

Net realized gain on investments	(0.07)	(0.95)	—	(0.23)	(0.70)	(0.87)

Total distributions to shareholders	(0.13)	(1.01)	(0.08)	(0.27)	(0.79)	(0.95)

Net Asset Value, End of Period	$11.90	$11.52	$14.49	$11.12	$12.73	$11.98

Total Return[2,4]	4.42%[5]	(14.59)%	31.12%	(10.86)%	14.69%	8.96%

Ratio of net expenses to average net assets[6]	0.77%[7]	0.76%	0.77%	0.74%	0.69%	0.70%

Ratio of gross expenses to average net assets[8]	0.95%[7]	0.85%	0.83%	0.86%	0.92%	1.03%

Ratio of net investment income to average net assets[2]	1.34%[7]	0.59%	0.39%	0.63%	0.63%	0.72%

Portfolio turnover	31%[5]	113%	83%	103%	59%	88%

Net assets end of period (000’s) omitted	$6,740	$7,677	$13,323	$2,462	$157	$66

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.05, and $0.05 for Class N, Class I, and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2023, 0.02%, 0.01%, 0.01%, 0.02%, and 0.01% for the fiscal years ended October 31, 2022, 2021, 2020, 2019, and 2018, respectively.

[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) April 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Trust IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), AMG River Road International Value Equity Fund (“International Value Equity “), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund is authorized to issue Class N and Class I shares. The Funds, except for Large Cap Value Select, are also authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring

Notes to Financial Statements (continued)

fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio.

For the six months ended April 30, 2023, the impact on the expenses and expense ratios were as follows:

		Percentage
	Amount	Reduction

Mid Cap Value	$22,751	0.01%

Large Cap Value Select	1,068	0.00%[1]

Small Cap Value	22,180	0.00%[1]

Dividend All Cap Value	7,666	0.00%[1]

Small-Mid Cap Value	9,205	0.00%[1]

International Value Equity	1,282	0.02%

Focused Absolute Value	3,637	0.01%

[1]	Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to (i) tax equalization utilized for Mid Cap Value, Small Cap Value, Dividend All Cap Value, Small/Mid Cap Value, and Focused Absolute Value, and (ii) the write-off of net operating losses for Small Cap Value and Small/Mid Cap Value. Temporary differences are primarily due to wash sale loss deferrals for all of the Funds, the deferral of qualified late year ordinary losses for Small Cap Value and Small/Mid Cap Value, and investments in partnerships for Dividend All Cap Value.

Notes to Financial Statements (continued)

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Mid Cap Value	$306,801,495	$35,962,530	$(26,375,027)	$9,587,503

Large Cap Value Select	32,331,810	2,846,978	(1,288,783)	1,558,195

Small Cap Value	734,433,040	157,492,992	(39,175,182)	118,317,810

Dividend All Cap Value	240,934,715	78,786,400	(3,491,618)	75,294,782

Small-Mid Cap Value	247,040,289	38,843,225	(19,150,030)	19,693,195

International Value Equity	9,490,086	872,974	(345,959)	527,015

Focused Absolute Value	49,133,496	7,388,654	(2,459,071)	4,929,583

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2022, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Large Cap Value Select	$5,651,785	$1,323,135	$6,974,920

International Value Equity	241,090	108,351	349,441

As of October 31, 2022, all the Funds except for Large Cap Value Select and International Value Equity had no capital loss carryovers for federal income tax purposes. Should those Funds incur net capital losses for the fiscal year ended October 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022, the capital stock transactions by class for the Funds were as follows:

	Mid Cap Value				Large Cap Value Select
	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	537,757	$9,419,690	785,781	$14,450,856	4,303	$63,090	92,383	$1,426,811

Shares issued in reinvestment of distributions	1,150,594	19,157,394	466,296	8,920,248	3,501	49,510	—	—

Shares redeemed	(1,135,433)	(19,956,476)	(3,205,760)	(59,136,700)	(25,643)	(375,046)	(130,056)	(1,921,760)

Net increase (decrease)	552,918	$8,620,608	(1,953,683)	$(35,765,596)	(17,839)	$(262,446)	(37,673)	$(494,949)

Notes to Financial Statements (continued)

	Mid Cap Value				Large Cap Value Select
	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	602,289	$11,400,750	389,997	$7,669,264	30,985	$448,577	170,101	$2,524,908

Shares issued in reinvestment of distributions	323,884	5,813,710	172,599	3,534,820	41,467	589,249	9,155	144,014

Shares redeemed	(821,461)	(15,734,264)	(2,089,133)	(41,293,790)	(201,119)	(2,953,335)	(396,293)	(5,949,087)

Net increase (decrease)	104,712	$1,480,196	(1,526,537)	$(30,089,706)	(128,667)	$(1,915,509)	(217,037)	$(3,280,165)

Class Z:

Shares sold	7,973	$147,491	57,150	$1,177,954	–	–	–	–

Shares issued in reinvestment of distributions	34,175	608,992	15,140	308,105	–	–	–	–

Shares redeemed	(21,229)	(397,557)	(88,736)	(1,765,508)	–	–	–	–

Net increase (decrease)	20,919	$358,926	(16,446)	$(279,449)	–	–	–	–

	Small Cap Value				Dividend All Cap Value
	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	640,388	$8,999,529	561,747	$7,864,823	33,484	$326,030	125,545	$1,388,577

Shares issued in reinvestment of distributions	102,870	1,367,145	171,350	2,484,577	447,857	4,304,591	696,500	7,755,566

Shares redeemed	(216,937)	(2,995,271)	(336,442)	(4,782,181)	(323,633)	(3,168,650)	(685,187)	(7,832,849)

Net increase	526,321	$7,371,403	396,655	$5,567,219	157,708	$1,461,971	136,858	$1,311,294

Class I:

Shares sold	6,799,389	$98,248,986	12,369,812	$181,304,160	3,016,460	$30,109,020	5,504,938	$60,820,542

Shares issued in reinvestment of distributions	1,896,971	26,121,284	3,784,850	56,659,209	3,559,047	34,131,163	5,979,282	66,508,504

Shares redeemed	(7,301,259)	(105,545,181)	(13,103,828)	(191,877,365)	(4,623,130)	(46,266,594)	(13,105,957)	(151,468,515)

Net increase (decrease)	1,395,101	$18,825,089	3,050,834	$46,086,004	1,952,377	$17,973,589	(1,621,737)	$(24,139,469)

Class Z:

Shares sold	30,452	$434,337	133,388	$1,956,634	33,018	$333,020	97,425	$1,079,174

Shares issued in reinvestment of distributions	24,902	343,645	38,249	572,964	42,640	408,893	42,101	467,571

Shares redeemed	(9,660)	(141,348)	(5,997)	(89,465)	(2,970)	(29,531)	(23,221)	(265,113)

Net increase	45,694	$636,634	165,640	$2,440,133	72,688	$712,382	116,305	$1,281,632

	Small-Mid Cap Value				International Value Equity
	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	247,739	$2,225,822	215,704	$1,962,918	20,586	$192,453	6,816	$64,007

Shares issued in reinvestment of distributions	98,767	829,638	136,634	1,285,724	4,694	41,308	905	8,466

Shares redeemed	(211,472)	(1,842,046)	(583,472)	(5,314,555)	(5,176)	(47,163)	(50,611)	(465,849)

Net increase (decrease)	135,034	$1,213,414	(231,134)	$(2,065,913)	20,104	$186,598	(42,890)	$(393,376)

Notes to Financial Statements (continued)

	Small-Mid Cap Value				International Value Equity
	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	6,636,579	$60,856,953	3,071,053	$28,932,722	89,554	$857,538	47,924	$450,397

Shares issued in reinvestment of distributions	881,405	7,668,227	1,136,001	11,030,565	23,179	211,394	5,357	51,853

Shares redeemed	(2,880,005)	(26,231,944)	(5,867,377)	(55,678,643)	(46,132)	(433,591)	(166,456)	(1,563,395)

Net increase (decrease)	4,637,979	$42,293,236	(1,660,323)	$(15,715,356)	66,601	$635,341	(113,175)	$(1,061,145)

Class Z:

Shares sold	117,717	$1,051,848	163,072	$1,535,426	20,166	$189,742	46,267	$424,613

Shares issued in reinvestment of distributions	114,008	993,011	130,979	1,271,813	3,916	35,865	474	4,607

Shares redeemed	(269,367)	(2,388,343)	(173,599)	(1,676,203)	(21)	(207)	(6,708)	(65,844)

Net increase (decrease)	(37,642)	$(343,484)	120,452	$1,131,036	24,061	$225,400	40,033	$363,376

	Focused Absolute Value
	April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount

Class N:

Shares sold	1,739	$20,968	3,037	$38,754

Shares issued in reinvestment of distributions	1,435	16,781	16,196	221,232

Shares redeemed	(10,597)	(126,760)	(78,016)	(1,025,492)

Net decrease	(7,423)	$(89,011)	(58,783)	$(765,506)

Class I:

Shares sold	609,140	$7,344,493	868,513	$11,393,428

Shares issued in reinvestment of distributions	44,601	520,939	883,850	12,064,555

Shares redeemed	(1,512,890)	(18,006,569)	(9,282,307)	(118,273,825)

Net decrease	(859,149)	$(10,141,137)	(7,529,944)	$(94,815,842)

Class Z:

Shares sold	10,781	$126,233	56,888	$729,942

Shares issued in reinvestment of distributions	2,706	31,583	25,080	342,347

Shares redeemed	(113,803)	(1,337,208)	(335,109)	(4,088,214)

Net decrease	(100,316)	$(1,179,392)	(253,141)	$(3,015,925)

At April 30, 2023, certain affiliated and unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Small-Mid Cap Value - one owns 7%. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to

Notes to Financial Statements (continued)

the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2023, the market value of Repurchase Agreements outstanding is as follows:

Market Value

Mid Cap Value	$3,226,000

Large Cap Value Select	678,000

Small Cap Value	76,482,000

Dividend All Cap Value	2,673,000

Small-Mid Cap Value	11,020,000

International Value Equity	862,601

Focused Absolute Value	176,000

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2023, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.50%[1]

Small-Mid Cap Value	0.75%

International Value Equity	0.53%

Focused Absolute Value	0.60%

[1] Prior to July 1, 2022, the annual rate was 0.60%.

The fee paid to River Road for its services as Subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2024, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses). The annual rate of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”) are as follows:

Mid Cap Value	0.76%

Large Cap Value Select	0.60%

Small Cap Value	N/A

Dividend All Cap Value	0.68%[1]

Small-Mid Cap Value	1.04%

International Value Equity	0.73%

Focused Absolute Value	0.78%

[1] Prior to July 1, 2022, the limitation was 0.78%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

Notes to Financial Statements (continued)

	Expense Reimbursements	Repayment of Prior Reimbursements

Mid Cap Value	$35,807	—

Large Cap Value Select	35,302	—

Dividend All Cap Value	61,644	—

International Value Equity	48,355	—

Focused Absolute Value	50,795	—

At April 30, 2023, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select	Dividend All Cap Value

Less than 1 year	$329,833	$52,069	$42,560

1-2 years	65,336	58,207	122,310

2-3 years	62,844	55,206	112,364

Total	$458,013	$165,482	$277,234

Expiration Period		International Value Equity	Focused Absolute Value

Less than 1 year		$78,344	$113,700

1-2 years		87,173	94,513

2-3 years		94,114	100,597

Total		$259,631	$308,810

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class.

The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the six months ended April 30, 2023, were as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.25%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.24%

International Value Equity

Class N	0.24%

Focused Absolute Value

Class N	0.25%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N	0.10%	0.10%

Class I	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I	0.05%	0.03%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Notes to Financial Statements (continued)

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Dividend All Cap Value

Class N	0.04%	0.04%

Class I	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

International Value Equity

Class N	0.05%	0.05%

Class I	0.05%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. Mid Cap Value, Large Cap Value Select, and International Value Equity may participate as borrowing and lending funds; Focused Absolute Value may participate as a lending fund. Dividend All Cap Value, Small-Mid Cap Value, and Small Cap Value are not eligible to participate in the interfund lending program. At April 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2023 as follows:

	Average	Number	Interest	Average
Fund	Lent	of Days	Earned	Interest Rate

Mid Cap Value	$1,827,637	5	$1,179	4.710%

Large Cap Value Select	707,027	1	108	5.585%

International Value Equity	104,350	7	94	4.700%

	Average	Number	Interest	Average
Fund	Borrowed	of Days	Paid	Interest Rate

Mid Cap Value	$1,091,438	1	$141	4.700%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$119,456,040	$130,071,197

Large Cap Value Select	15,197,011	18,305,001

Small Cap Value	84,221,247	114,309,053

Dividend All Cap Value	37,323,327	43,481,515

Small-Mid Cap Value	58,557,361	31,242,299

International Value Equity	3,497,023	2,776,881

Focused Absolute Value	18,441,732	29,463,205

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2023, were as follows:

Notes to Financial Statements (continued)

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received

Mid Cap Value	$2,312,634	—	$2,371,413	$2,371,413

Large Cap Value Select	1,078,471	—	1,082,506	1,082,506

Small Cap Value	22,430,724	—	22,577,442	22,577,442

Dividend All Cap Value	9,254,474	—	9,447,291	9,447,291

Small-Mid Cap Value	7,816,851	—	7,887,845	7,887,845

International Value Equity	421,499	$455,601	—	455,601

Focused Absolute Value	1,924,725	—	1,966,555	1,966,555

The following table summarizes the securities received as collateral for securities lending at April 30, 2023:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range

Mid Cap Value	U.S. Treasury Obligations	0.000%-5.080%	05/31/23-11/15/51

Large Cap Value Select	U.S. Treasury Obligations	0.000%-7.500%	05/31/23-11/15/51

Small Cap Value	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Dividend All Cap Value	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Small-Mid Cap Value	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Focused Absolute Value	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

Effective July 6, 2010 and last amended on April 12, 2023, certain Funds in AMG Funds II, AMG Funds III, and AMG Funds IV (the “Participating Trusts”) entered into a Credit Agreement with BNYM (the “Credit Agreement”) which provides Small Cap Value, Dividend All Cap Value, Small-Mid Cap Value, Focused Absolute Value, and certain other funds in AMG Funds II and AMG Funds III (the “Participating Funds”) with a revolving line of credit of up to $50 million. The Credit Agreement runs for 364-day terms and can be renewed at the mutual agreement of the Participating Trusts and BNYM. The facility is shared by the Participating Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The aforementioned Adjusted Daily Simple SOFR is the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Trusts pay a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. At April 30, 2023, the Funds had no loans outstanding.

The following Funds utilized the line of credit during the six months ended April 30, 2023:

	Weighted
	Average	Number	Interest	Average
Fund	Borrowed	of Days	Paid	Interest Rate

Dividend All Cap Value	$2,666,311	6	$2,463	5.543%

Focused Absolute Value	1,600,428	6	1,615	6.054%

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount

Mid Cap Value

Fixed Income Clearing Corp.	$3,226,000	—	$3,226,000	$3,226,000	—

Large Cap Value Select

Fixed Income Clearing Corp.	$678,000	—	$678,000	$678,000	—

Small Cap Value

Fixed Income Clearing Corp.	$76,482,000	—	$76,482,000	$76,482,000	—

Dividend All Cap Value

Fixed Income Clearing Corp.	$2,673,000	—	$2,673,000	$2,673,000	—

Small-Mid Cap Value

Fixed Income Clearing Corporation	$11,020,000	—	$11,020,000	$11,020,000	—

International Value Equity

Bank of America Securities, Inc.	$455,601	—	$455,601	$455,601	—

Fixed Income Clearing Corp.	407,000	—	407,000	407,000	—

Total	$862,601	—	$862,601	$862,601	—

Focused Absolute Value

Fixed Income Clearing Corp.	$176,000	—	$176,000	$176,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426

AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043023 SAR082

SEMI-ANNUAL REPORT

AMG Funds
April 30, 2023

AMG Montrusco Bolton Large Cap Growth Fund

Class N: MCGFX	Class I: MCGIX

amgfunds.com	043023 SAR087

AMG Funds Semi-Annual Report — April 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11

Detail of changes in assets for the past two fiscal periods

Financial Highlights	12

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG Montrusco Bolton Large Cap Growth Fund

Based on Actual Fund Return

Class N	0.91%	$1,000	$1,138	$4.82

Class I	0.73%	$1,000	$1,139	$3.87

Based on Hypothetical 5% Annual Return

Class N	0.91%	$1,000	$1,020	$4.56

Class I	0.73%	$1,000	$1,021	$3.66

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2023

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended April 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Montrusco Bolton Large Cap Growth Fund2, [3,4,5,6,7,8,9,10,11,12]

Class N	13.81%	2.91%	12.00%	10.67%

Class I	13.92%	3.15%	12.19%	10.90%

S&P 500® Growth Index[13]	7.96%	(1.87%)	12.15%	13.55%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

As of March 19, 2021, the Fund’s Subadviser was changed to Montrusco Bolton Investments, Inc. Prior to March 19, 2021, the Fund was known as the AMG Managers Montag & Caldwell Growth Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadviser, Montag & Caldwell, LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[4]

Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[5]

To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

[6]

The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[7]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[8]

Growth at a Reasonable Price (“GARP”) investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

[9]  The Subadviser incorporates environmental, social, and governance (“ESG”) criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[10] The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[11] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.
[12] Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[13] The S&P 500® Growth Index draws its constituents from the S&P 500® based on three growth factors: sales growth, the ratio of earnings change to price, and momentum. Unlike the Fund, the S&P 500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

3

Fund Performance Periods ended April 30, 2023 (continued)

The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.	Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Montrusco Bolton Large Cap Growth Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	34.3

Health Care	19.0

Consumer Discretionary	9.3

Communication Services	7.5

Financials	7.5

Consumer Staples	7.1

Energy	6.6

Industrials	5.4

Materials	2.0

Real Estate	1.1

Short-Term Investments	0.4

Other Assets, less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Microsoft Corp.	9.4

Apple, Inc.	9.2

Amazon.com, Inc.	6.2

Amgen, Inc.	5.9

Alphabet, Inc., Class A	5.6

Waste Connections, Inc. (Canada)	5.4

Walmart, Inc.	4.9

Danaher Corp.	4.9

Mastercard, Inc., Class A	4.6

Workday, Inc., Class A	4.5

Top Ten as a Group	60.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Montrusco Bolton Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 99.8%

Communication Services - 7.5%

Alphabet, Inc., Class A*	109,321	$11,734,516

Meta Platforms, Inc., Class A*	17,372	4,174,839

Total Communication Services		15,909,355

Consumer Discretionary - 9.3%

Amazon.com, Inc.*	124,978	13,178,930

Five Below, Inc.*	20,804	4,105,878

Lululemon Athletica, Inc. (Canada)*	6,024	2,288,698

Total Consumer Discretionary		19,573,506

Consumer Staples - 7.1%

Lamb Weston Holdings, Inc.	40,845	4,566,880

Walmart, Inc.	68,424	10,329,971

Total Consumer Staples		14,896,851

Energy - 6.6%

EOG Resources, Inc.	45,175	5,397,057

Exxon Mobil Corp.	71,222	8,428,412

Total Energy		13,825,469

Financials - 7.5%

CME Group, Inc.	32,398	6,018,577

Mastercard, Inc., Class A	25,711	9,770,951

Total Financials		15,789,528

Health Care - 19.0%
Amgen, Inc.	52,260	12,528,813

Charles River Laboratories International, Inc.*	38,661	7,350,229

Danaher Corp.	43,178	10,229,300

Envista Holdings Corp.*	135,145	5,201,731

Zoetis, Inc.	27,022	4,749,927

Total Health Care		40,060,000

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value

Industrials - 5.4%
Waste Connections, Inc. (Canada)	81,331	$11,317,209

Information Technology - 34.3%

Adobe, Inc.*	17,233	6,506,491

Analog Devices, Inc.	51,527	9,268,677

Apple, Inc.	113,913	19,328,758

Microsoft Corp.	64,646	19,863,130

Texas Instruments, Inc.	46,970	7,853,384

Workday, Inc., Class A*	51,439	9,574,855

Total Information Technology		72,395,295

Materials - 2.0%
Linde PLC	11,591	4,282,295

Real Estate - 1.1%
Public Storage, REIT	8,069	2,378,983

Total Common Stocks
(Cost $185,125,679)		210,428,491

Short-Term Investments - 0.4%

Other Investment Companies -0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%[1]	311,589	311,589

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%[1]	467,384	467,384

Total Short-Term Investments
(Cost $778,973)		778,973

Total Investments - 100.2%
(Cost $185,904,652)		211,207,464

Other Assets, less Liabilities - (0.2)%		(339,752)

Net Assets - 100.0%		$210,867,712

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG Montrusco Bolton Large Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$210,428,491	—	—	$210,428,491

Short-Term Investments

Other Investment Companies	778,973	—	—	778,973

Total Investments in Securities	$211,207,464	—	—	$211,207,464

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (unaudited) April 30, 2023

AMG Montrusco Bolton Large Cap Growth Fund

Assets:

Investments at value[1]	$211,207,464

Receivable for investments sold	1,252,098

Dividend and interest receivables	34,901

Receivable for Fund shares sold	3,697

Receivable from affiliate	9,768

Prepaid expenses and other assets	21,967

Total assets	212,529,895

Liabilities:

Payable for investments purchased	1,255,232

Payable for Fund shares repurchased	196,831

Accrued expenses:

Investment advisory and management fees	83,471

Administrative fees	26,085

Distribution fees	15,245

Shareholder service fees	11,154

Other	74,165

Total liabilities	1,662,183

Commitments and Contingencies (Notes 2 & 5)	—

Net Assets	$210,867,712

[1] Investments at cost	$185,904,652

.

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (continued)

AMG Montrusco Bolton Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$189,174,743

Total distributable earnings	21,692,969

Net Assets	$210,867,712

Class N:

Net Assets	$119,500,729

Shares outstanding	11,619,987

Net asset value, offering and redemption price per share	$10.28

Class I:

Net Assets	$91,366,983

Shares outstanding	8,659,954

Net asset value, offering and redemption price per share	$10.55

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations (unaudited) For the six months ended April 30, 2023

AMG Montrusco Bolton Large Cap Growth Fund

Investment Income:

Dividend income	$1,050,311 [1]

Securities lending income	256

Foreign withholding tax	(4,602)

Total investment income	1,045,965

Expenses:

Investment advisory and management fees	488,934

Administrative fees	152,792

Distribution fees - Class N	88,664

Shareholder servicing fees - Class N	43,374

Shareholder servicing fees - Class I	22,330

Professional fees	23,995

Registration fees	19,550

Reports to shareholders	19,181

Custodian fees	17,359

Transfer agent fees	17,266

Trustee fees and expenses	7,784

Interest expense	747

Miscellaneous	5,288

Total expenses before offsets	907,264

Expense reimbursements	(59,494)

Net expenses	847,770

Net investment income	198,195

Net Realized and Unrealized Gain:

Net realized loss on investments	(2,173,531)

Net change in unrealized appreciation/depreciation on investments	28,761,494

Net realized and unrealized gain	26,587,963

Net increase in net assets resulting from operations	$26,786,158

[1]	Includes non-recurring dividends of $210,411.

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG Montrusco Bolton Large Cap Growth Fund

	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$198,195	$167,033

Net realized gain (loss) on investments	(2,173,531)	26,589,468

Net change in unrealized appreciation/depreciation on investments	28,761,494	(99,790,536)

Net increase (decrease) in net assets resulting from operations	26,786,158	(73,034,035)

Distributions to Shareholders:

Class N	(11,004,682)	(38,003,632)

Class I	(8,647,836)	(35,766,663)

Total distributions to shareholders	(19,652,518)	(73,770,295)

Capital Share Transactions:[1]

Net increase from capital share transactions	1,049,251	6,605,988

Total increase (decrease) in net assets	8,182,891	(140,198,342)

Net Assets:

Beginning of period	202,684,821	342,883,163

End of period	$210,867,712	$202,684,821

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

11

AMG Montrusco Bolton Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.00	$17.05	$21.50	$19.34	$20.52	$20.76

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01 [3]	(0.00)[4]	(0.07)	(0.06)	(0.02)	(0.01)

Net realized and unrealized gain (loss) on investments	1.26	(3.26)	6.17	3.92	2.74	1.71

Total income (loss) from investment operations	1.27	(3.26)	6.10	3.86	2.72	1.70

Less Distributions to Shareholders from:

Net investment income	(0.00)[4]	—	—	—	—	—

Net realized gain on investments	(0.99)	(3.79)	(10.55)	(1.70)	(3.90)	(1.94)

Total distributions to shareholders	(0.99)	(3.79)	(10.55)	(1.70)	(3.90)	(1.94)

Net Asset Value, End of Period	$10.28	$10.00	$17.05	$21.50	$19.34	$20.52

Total Return[2,5]	13.81%[6]	(25.18)%	39.50%	21.36%	18.29%	8.58%

Ratio of net expenses to average net assets	0.91%[7]	0.91%	1.07%[8]	1.16%[8]	1.16%[8]	1.15%[8]

Ratio of gross expenses to average net assets[9]	0.97%[7]	0.94%	1.09%	1.16%	1.17%	1.16%

Ratio of net investment income (loss) to average net assets[2]	0.12%[7]	(0.02)%	(0.39)%	(0.30)%	(0.10)%	(0.03)%

Portfolio turnover	50%[6]	68%	109%	30%	20%	33%

Net assets end of period (000’s) omitted	$119,501	$113,790	$175,468	$166,051	$166,353	$179,434

12

AMG Montrusco Bolton Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.25	$17.36	$21.69	$19.46	$20.62	$20.84

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01 [3]	0.02	(0.04)	(0.03)	0.01	0.03

Net realized and unrealized gain (loss) on investments	1.31	(3.34)	6.26	3.96	2.76	1.71

Total income (loss) from investment operations	1.32	(3.32)	6.22	3.93	2.77	1.74

Less Distributions to Shareholders from:

Net investment income	(0.03)	—	—	—	(0.03)	(0.02)

Net realized gain on investments	(0.99)	(3.79)	(10.55)	(1.70)	(3.90)	(1.94)

Total distributions to shareholders	(1.02)	(3.79)	(10.55)	(1.70)	(3.93)	(1.96)

Net Asset Value, End of Period	$10.55	$10.25	$17.36	$21.69	$19.46	$20.62

Total Return[2,5]	13.92%[6]	(25.05)%	39.78%	21.60%	18.49%	8.75%

Ratio of net expenses to average net assets	0.73%[7]	0.73%	0.92%[8]	0.99%[8]	0.98%[8]	0.96%[8]

Ratio of gross expenses to average net assets[9]	0.79%[7]	0.76%	0.94%	0.99%	0.99%	0.97%

Ratio of net investment income (loss) to average net assets[2]	0.30%[7]	0.16%	(0.24)%	(0.13)%	0.08%	0.16%

Portfolio turnover	50%[6]	68%	109%	30%	20%	33%

Net assets end of period (000’s) omitted	$91,367	$88,895	$167,415	$309,638	$329,225	$416,208

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been less than $(0.00) and less than $0.00 for Class N and Class I shares, respectively.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01%, less than 0.01%, 0.01% and less than 0.01% for the fiscal years ended 2021, 2020, 2019 and 2018, respectively.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

13

Notes to Financial Statements (unaudited) April 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”).

The Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

14

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to wash sale loss deferrals.

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$185,904,652	$33,802,239	$(8,499,427)	$25,302,812

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2022, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

15

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Trust Instrument authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022, the capital stock transactions by class for the Fund were as follows:

	April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount

Class N:

Shares sold	117,187	$1,152,560	361,555	$4,597,554

Shares issued in reinvestment of distributions	1,163,123	10,828,671	2,725,123	37,415,935

Shares redeemed	(1,040,552)	(10,279,494)	(1,995,422)	(24,997,298)

Net increase	239,758	$1,701,737	1,091,256	$17,016,191

Class I:

Shares sold	397,978	$3, 835,709	990,746	$13,094,271

Shares issued in reinvestment of distributions	880,781	8,402,646	2,485,116	34,915,882

Shares redeemed	(1,295,266)	(12,890,841)	(4,444,728)	(58,420,356)

Net decrease	(16,507)	$(652,486)	(968,866)	$(10,410,203)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2023, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Montrusco Bolton Investments, Inc. (“Montrusco Bolton”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Montrusco Bolton.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2023, the Fund paid an investment management fee at the annual rate of 0.48% of the average daily net assets of the Fund. The fee paid to Montrusco Bolton for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to 0.68% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

16

Notes to Financial Statements (continued)

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2023, the Investment Manager reimbursed the Fund $59,494, and did not recoup any previously reimbursed expenses. At April 30, 2023, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

1-2 years	$143,380

2-3 years	98,268

Total	$241,648

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares. The Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the annualized expense ratios for the six months ended April 30, 2023, was 0.15%.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table.

The impact on the annualized expense ratios for the six months ended April 30, 2023, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.08%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2023, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the six months ended April 30, 2023 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,373,591	4	$747	4.960%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2023, were $102,484,979 and $119,900,019, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or

17

Notes to Financial Statements (continued)

U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Fund did not have any securities on loan at April 30, 2023.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. At April 30, 2023, the Fund had no securities on loan and no Repurchase Agreements outstanding.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

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Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Montrusco Bolton Investments, Inc.

1501 McGill College Avenue Suite 1200

Montreal, QC H3A 3M8

Canada

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426

AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043023 SAR087

SEMI-ANNUAL REPORT

AMG Funds
April 30, 2023

AMG Beutel Goodman Core Plus Bond Fund
Class N: ADBLX | Class I: ADLIX | Class Z: ADZIX

AMG Beutel Goodman International Equity Fund
Class N: APINX | Class I: APCTX | Class Z: APCZX

amgfunds.com	043023 SAR086

AMG Funds Semi-Annual Report — April 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Beutel Goodman Core Plus Bond Fund	6

AMG Beutel Goodman International Equity Fund	12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	17

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18

Detail of changes in assets for the past two fiscal periods

Financial Highlights	19

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	25

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	32

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG Beutel Goodman Core Plus Bond Fund

Based on Actual Fund Return

Class N	0.68%	$1,000	$1,070	$3.49

Class I	0.48%	$1,000	$1,070	$2.46

Class Z	0.43%	$1,000	$1,071	$2.21

Based on Hypothetical 5% Annual Return

Class N	0.68%	$1,000	$1,021	$3.41

Class I	0.48%	$1,000	$1,022	$2.41

Class Z	0.43%	$1,000	$1,023	$2.16

AMG Beutel Goodman International Equity Fund

Based on Actual Fund Return

Class N	1.17%	$1,000	$1,286	$6.63

Class I	0.87%	$1,000	$1,287	$4.93

Class Z	0.77%	$1,000	$1,288	$4.37

Based on Hypothetical 5% Annual Return

Class N	1.17%	$1,000	$1,019	$5.86

Class I	0.87%	$1,000	$1,020	$4.36

Class Z	0.77%	$1,000	$1,021	$3.86

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG Beutel Goodman Core Plus Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, [20,21,22,23,24,25,26,27,28]

Class N	6.96%	(0.98%)	0.45%	1.26%	2.54%	07/18/11

Class I	6.95%	(0.78%)	0.69%	1.50%	2.78%	07/18/11

Class Z	7.09%	(0.73%)	0.76%	—	0.49%	09/29/17

Bloomberg U.S. Aggregate Bond Index[36]	6.91%	(0.43%)	1.18%	1.32%	1.89%	07/18/11	†

AMG Beutel Goodman International Equity Fund2, 8, 11, 14, 19, 20, 21, 29, 30, 31, 32, 33, 34, 35

Class N	28.60%	9.87%	1.89%	—	3.34%	04/14/14

Class I	28.74%	10.24%	2.18%	—	3.64%	04/14/14

Class Z	28.82%	10.23%	2.28%	—	2.56%	09/29/17

MSCI EAFE Index[37]	24.19%	8.42%	3.63%	4.76%	4.11%	04/14/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

As of March 24, 2021, the Fund’s Subadviser was changed to Beutel, Goodman & Company Ltd. Prior to March 24, 2021, the Fund was known as the AMG Managers DoubleLine Core Plus Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 24, 2021, reflects the performance and investment strategies of the Fund’s previous Subadviser, DoubleLine Capital LP. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[4]	Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[5]

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call). The increased likelihood of a call may reduce the security’s price and may result in the Fund reinvesting at lower interest rates in securities with greater credit risk.

[6]

The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the

   Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

[7]  The issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[8]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[9]  The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[10]   The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[11]   Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[12]   The Subadviser incorporates environmental, social, and governance (“ESG”) criteria into its investment process, which may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, and carries the risk that the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or

3

Fund Performance Periods ended April 30, 2023 (continued)

reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[13]   During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[14]   Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[15]   There is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

[16]   Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[17]   Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time –the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[18]   Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[19]   The Fund may not be able to dispose of particular

   investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[20]   Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[21]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[22]   When a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

[23]   Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[24]   The withdrawal of U.S. and other government support to stabilize and support financial markets, including an increase in interest rates in the U.S. or elsewhere, or investor perceptions that this support may be withdrawn, could cause an increase in volatility in certain financial markets or constrict the availability of credit and liquidity, which could adversely affect the value and liquidity of certain securities.

[25]   A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[26]   The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[27]   Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

[28]   Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[29]   As of March 19, 2021, the Fund’s Subadviser was changed to Beutel, Goodman & Company Ltd. Prior to March 19, 2021, the Fund was known as the AMG Managers Pictet International Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021 reflects the performance and investment strategies of the Fund’s previous Subadviser, Pictet Asset Management Limited. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[30]   To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

[31]   The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[32]   The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s

4

Fund Performance Periods ended April 30, 2023 (continued)

   intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[33]   Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[34]   The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[35]   Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[36]   The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market,

   including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[37]   The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG Beutel Goodman Core Plus Bond Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	52.9

Corporate Bonds and Notes	34.1

Mortgage-Backed Securities	5.5

Floating Rate Senior Loan Interests	3.9

Municipal Bonds	0.5

Common Stocks	0.0[1]

Short-Term Investments	2.9

Other Assets, less Liabilities	0.2

[1]	Less than 0.05%

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	54.6

Aaa/AAA	0.6

Aa/AA	6.0

A	17.5

Baa/BBB	15.9

Ba/BB	5.4

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Notes, 4.125%, 11/15/32	9.6

U.S. Treasury Notes, 2.750%, 05/31/29	5.0

U.S. Treasury Bonds, 3.000%, 08/15/52	3.7

FNMA, 2.140%, 10/01/29	3.2

U.S. Treasury Bonds, 1.875%, 02/15/41	3.1

U.S. Treasury Notes, 1.875%, 02/15/32	3.0

FHLMC REMICS, Series 4934, Class P, 2.500%, 11/15/40	2.8

FHLMC REMICS, Series 4316, Class BZ, 3.000%, 03/15/44	2.7

U.S. Treasury Notes, 3.500%, 02/15/33	2.5

Bank of America Corp. , 4.376% , 04/27/28	2.2

Top Ten as a Group	37.8

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 34.1%

Financials - 12.2%

Air Lease Corp. Series C (4.125% to 12/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.149%), 4.125%, 12/15/26[1,2,3]	$1,000,000	$666,174

Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[4]	1,000,000	892,996

Bank of America Corp. (4.376% to 04/27/27 then SOFR + 1.580%), 4.376%, 04/27/28[1,3]	3,000,000	2,912,260

Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,785,000	1,614,639

BOC Aviation USA Corp. 1.625%, 04/29/24[4]	500,000	481,815

Citigroup, Inc. (5.610% to 09/29/25 then SOFR + 1.546%), 5.610%, 09/29/26[1,3]	1,000,000	1,011,645

The Goldman Sachs Group, Inc. (1.948% to 10/21/26 then SOFR + 0.913%), 1.948%, 10/21/27[1,3]	1,500,000	1,343,236

HSBC Holdings PLC (United Kingdom) (2.206% to 08/17/28 then SOFR + 1.285%), 2.206%, 08/17/29[1,3]	500,000	424,203

Intact Financial Corp. (Canada) 5.459%, 09/22/32[4]	2,000,000	2,022,600

Morgan Stanley (2.484% to 09/16/31 then SOFR + 1.360%), 2.484%, 09/16/31[1,3]	3,000,000	2,305,833

The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[1,3]	2,325,000	2,368,082

Total Financials		16,043,483

Industrials - 15.8%

Albertsons Cos. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.500%, 02/15/25[4]	1,000,000	1,012,500

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[4]	2,500,000	2,454,984

The Boeing Co. 1.433%, 02/04/24	1,000,000	970,957

Burlington Northern Santa Fe LLC 4.450%, 01/15/53	500,000	470,262

Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, 04/01/53[5]	1,000,000	800,350

Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	1,000,000	1,007,888

	Principal Amount	Value

Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	$1,000,000	$897,060

Delta Air Lines, Inc. 7.000%, 05/01/25[4]	500,000	515,802

Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[4]	1,410,000	1,369,258

Ford Credit Canada Co. (Canada) 7.000%, 02/10/26[6]	2,000,000	1,483,101

GE HealthCare Technologies, Inc. 6.377%, 11/22/52[4,5]	500,000	561,539

JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc. 5.125%, 02/01/28[4]	1,000,000	976,665

Magna International, Inc. (Canada) 5.500%, 03/21/33	500,000	518,371

MEG Energy Corp. (Canada) 7.125%, 02/01/27[4,5]	70,000	71,746

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[4]	1,806,250	1,803,361

OAS Finance, Ltd. (Virgin Islands, British)
(8.875% to 05/29/23 then U.S. Treasury Yield Curve CMT 5 year + 8.186%), 8.875%, 05/29/23[1,2,4,7]	400,000	1,000
(8.875% to 05/29/23 then U.S. Treasury Yield Curve CMT 5 year + 8.186%), 8.875%, 05/29/23[1,2,7]	600,000	1,500

Pilgrim’s Pride Corp. 6.250%, 07/01/33	500,000	494,606

QatarEnergy (Qatar) 1.375%, 09/12/26[4]	500,000	453,770

Smithfield Foods, Inc. 4.250%, 02/01/27[4]	1,500,000	1,417,914

TTX Co. 3.600%, 01/15/25[4]	1,000,000	974,574

Verizon Communications, Inc. 4.400%, 11/01/34	1,500,000	1,423,360

Vodafone Group PLC (United Kingdom) (7.000% to 04/04/29 then USD Swap 5 year + 4.873%), 7.000%, 04/04/79[1,3]	500,000	512,500

Warnermedia Holdings, Inc. 3.755%, 03/15/27[4]	500,000	471,203

Total Industrials		20,664,271

Utilities - 6.1%

Consolidated Edison Co. of New York, Inc. 5.700%, 06/15/40	800,000	825,925

Duke Energy Progress LLC 4.150%, 12/01/44	1,390,000	1,208,989

The East Ohio Gas Co. 3.000%, 06/15/50[4]	1,700,000	1,150,682

The accompanying notes are an integral part of these financial statements.

7

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 6.1% (continued)

Florida Power & Light Co. 2.875%, 12/04/51	$1,500,000	$1,069,866

Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,130,836

Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,156,616

Vistra Operations Co. LLC 4.875%, 05/13/24[4]	1,500,000	1,482,025

Total Utilities		8,024,939

Total Corporate Bonds and Notes
(Cost $50,127,024)		44,732,693

Mortgage-Backed Securities - 5.5%

BANK Series 2017-BNK5, Class C 4.330%, 06/15/60[3]	300,000	257,206

Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.905%, 02/10/49[3]	763,000	680,805
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	492,342

Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.717%, 10/10/48[3]	585,000	532,373
Series 2016-CR28, Class C 4.758%, 02/10/49[3]	726,000	660,388

CSAIL Commercial Mortgage Trust Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	442,405

GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[4]	862,000	690,478

JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.629%, 02/15/26[3]	330,824	309,693
Series 2014-C25, Class C 4.583%, 11/15/47[3]	450,000	348,822
Series 2015-C33, Class C 4.774%, 12/15/48[3]	670,000	600,193

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.847%, 05/13/53[3]	496,000	361,327

UBS Commercial Mortgage Trust Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	603,324

Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	456,531
Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	302,387

	Principal Amount	Value

Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class C 4.345%, 05/15/52	$637,000	$515,444

Total Mortgage-Backed Securities
(Cost $8,433,683)		7,253,718

Municipal Bonds - 0.5%

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	330,000	433,120

Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	245,000	245,139

Total Municipal Bonds
(Cost $717,649)		678,259

U.S. Government and Agency Obligations -52.9%

Fannie Mae - 12.8%

FNMA, 2.140%, 10/01/29	7,000,000	6,234,147
2.260%, 01/01/30	3,200,000	2,848,430
3.000%, 03/01/45	633,153	583,020
3.500%, 12/01/31 to 01/01/32	222,634	219,038
4.000%, 09/01/31 to 06/01/42	86,969	83,236

FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	431,883	380,367
Series 2011-121, Class JP 4.500%, 12/25/41	49,085	49,437
Series 2012-105, Class Z 3.500%, 10/25/42	1,412,925	1,338,825
Series 2012-127, Class PA 2.750%, 11/25/42	572,779	533,615
Series 2012-20, Class ZT 3.500%, 03/25/42	2,464,086	2,323,462
Series 2012-31, Class Z 4.000%, 04/25/42	776,172	748,757
Series 2015-9, Class HA 3.000%, 01/25/45	1,599,345	1,497,625

Total Fannie Mae		16,839,959

Freddie Mac - 10.2%

FHLMC, 3.000%, 04/01/47	866,656	800,400

FHLMC Gold, 3.000%, 07/01/45 to 08/01/45	1,847,795	1,703,227
3.500%, 10/01/42	212,574	196,701
4.000%, 10/01/41	17,697	16,838
5.000%, 07/01/35	7,284	7,426

FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	77,254	77,791
Series 3626, Class AZ 5.500%, 08/15/36	49,277	50,863
Series 3792, Class SE (9.860 minus 2 times 1 month LIBOR, Floor 0.000%), 0.000%, 01/15/41[3]	18,652	14,936

The accompanying notes are an integral part of these financial statements.

8

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 10.2% (continued)

FHLMC REMICS,
Series 3872, Class BA 4.000%, 06/15/41	$12,459	$12,293
Series 3894, Class ZA 4.500%, 07/15/41	23,420	23,526
Series 3957, Class HZ 4.000%, 11/15/41	325,313	317,563
Series 4016, Class KZ 4.000%, 03/15/42	2,516,180	2,453,478
Series 4316, Class BZ 3.000%, 03/15/44	3,938,391	3,534,749
Series 4750, Class PA 3.000%, 07/15/46	595,116	566,043
Series 4934, Class P 2.500%, 11/15/40	4,000,255	3,644,628

Total Freddie Mac		13,420,462

Ginnie Mae - 0.2%

GNMA,
Series 2004-35, Class SA (32.500% minus 6.5 times 1 month LIBOR, Cap 32.500%, Floor 0.000%), 0.307%, 03/20/34[3]	8,094	7,872
Series 2009-32, Class ZE 4.500%, 05/16/39	91,517	90,658
Series 2009-35, Class DZ 4.500%, 05/20/39	97,842	96,694
Series 2009-75, Class GZ 4.500%, 09/20/39	95,904	94,830

Total Ginnie Mae		290,054

U.S. Treasury Obligations - 29.7%

U.S. Treasury Notes, 1.875%, 02/15/32	4,427,400	3,912,888
2.750%, 02/15/28 to 05/31/29	8,142,000	7,809,607
3.500%, 02/15/33	3,245,000	3,264,267
4.125%, 11/15/32	12,020,000	12,686,735

U.S. Treasury Bonds, 1.875%, 02/15/41 to 11/15/51	7,615,000	5,567,078
2.875%, 05/15/52	1,045,000	894,210
3.000%, 08/15/52	5,548,000	4,873,571

Total U.S. Treasury Obligations		39,008,356

Total U.S. Government and Agency Obligations
(Cost $72,685,864)		69,558,831

Floating Rate Senior Loan Interests - 3.9%

Industrials - 3.9%

Clean Harbors, Inc. Incremental Term Loan,
(1 month LIBOR + 2.000%), 6.840%, 10/08/28[3]	2,468,750	2,476,635

	Principal Amount	Value

Mileage Plus Holdings LLC, Initial Term Loan,
(3 month LIBOR + 5.250%), 10.213%, 06/20/27[3]	$2,550,000	$2,651,044

Total Floating Rate Senior Loan Interests
(Cost $5,136,738)		5,127,679

	Shares

Common Stocks - 0.0%#

Energy - 0.0%#

Foresight Energy, LLC[8]
(Cost $165,688)	202	3,627

	Principal Amount

Short-Term Investments - 2.9%

Joint Repurchase Agreements - 0.5%[9]

Bank of America Securities, Inc., dated 04/28/23, due 05/01/23, 4.820% total to be received $653,849 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $666,658)	$653,586	653,586

Commercial Paper - 2.3%

Farm CR Corp., Medium Term Note, 4.818%, 05/12/23[10]	1,000,000	998,531

Quebec Provence, Discount Note, 4.795%, 05/15/23[10]	2,000,000	1,996,360

Total Commercial Paper		2,994,891

	Shares

Other Investment Companies - 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%[11]	68,313	68,313

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%[11]	102,470	102,470

Total Other Investment Companies		170,783

Total Short-Term Investments
(Cost $3,819,260)		3,819,260

Total Investments - 99.8%
(Cost $141,085,906)		131,174,067

Other Assets, less Liabilities - 0.2%		310,059

Net Assets - 100.0%		$131,484,126

#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The accompanying notes are an integral part of these financial statements.

9

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $18,804,912 or 14.3% of net assets.

[5]

Some of these securities, amounting to $1,027,128 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Principal amount stated in Canadian Dollars (CAD).
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Security’s value was determined by using significant unobservable inputs.

[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[10]	Represents yield to maturity at April 30, 2023.
[11]	Yield shown represents the April 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Open Forward Foreign Currency Exchange Contracts

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation

U.S. Dollar	1,411,243	Canadian Dollar	1,908,000	06/29/23	CIBC World Markets Corp.	$1,151

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$44,732,693	—	$44,732,693

Mortgage-Backed Securities	—	7,253,718	—	7,253,718

Municipal Bonds†	—	678,259	—	678,259

U.S. Government and Agency Obligations†	—	69,558,831	—	69,558,831

Floating Rate Senior Loan Interests†	—	5,127,679	—	5,127,679

Common Stocks

Energy	—	—	$3,627	3,627

Short-Term Investments

Joint Repurchase Agreements	—	653,586	—	653,586

Commercial Paper	—	2,994,891	—	2,994,891

Other Investment Companies	$170,783	—	—	170,783

Total Investments in Securities	$170,783	$130,999,657	$3,627	$131,174,067

Financial Derivative Instruments - Assets

Foreign Currency Exchange Contracts	—	$1,151	—	$1,151

Total Financial Derivative Instruments	—	$1,151	—	$1,151

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and floating rate senior loan interests by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

10

AMG Beutel Goodman Core Plus Bond Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at April 30, 2023:

	Common Stock
Balance as of October 31, 2022	$7,211

Accrued discounts (premiums)	—

Realized gain (loss)	8,341

Change in unrealized appreciation/depreciation	(3,584)

Purchases	—

Sales	(8,341	)*

Transfers in to Level 3	—

Transfers out of Level 3	—
Balance as of April 30, 2023	$3,627

Net change in unrealized appreciation/depreciation on investments still held at April 30, 2023	$0

*	A common stock valued at $3,584 was acquired by another company and the Fund received proceeds of $8,341. Prior to the acquisition, the common stock was valued using unobservable inputs.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of April 30, 2023. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of April 30, 2023	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Common Stock	$3,627	Market Approach	EV/Sale Multiple	N/A	N/A	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The following schedule shows the value of derivative instruments at April 30, 2023:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$1,151	Unrealized depreciation on foreign currency contracts	—

For the six months ended April 30, 2023, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/ Depreciation

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation

Foreign currency exchange contracts	Net realized gain on forward contracts	$9,034	Net change in unrealized appreciation/ depreciation on forward contracts	$1,151

The accompanying notes are an integral part of these financial statements.

11

AMG Beutel Goodman International Equity Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	19.0

Health Care	17.0

Communication Services	13.2

Consumer Staples	12.9

Materials	10.7

Financials	8.4

Energy	7.5

Information Technology	4.7

Consumer Discretionary	4.1

Short-Term Investments	0.4

Other Assets, less Liabilities	2.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Carlsberg AS, Class B (Denmark)	5.6

IMI PLC (United Kingdom)	5.2

Konecranes Oyj (Finland)	5.2

Atea ASA (Norway)	4.7

Smiths Group PLC (United Kingdom)	4.7

Essity AB, Class B (Sweden)	4.4

Ampol, Ltd. (Australia)	4.3

Koninklijke KPN, N.V. (Netherlands)	4.2

Akzo Nobel, N.V. (Netherlands)	4.1

Cie Generale des Etablissements Michelin SCA (France)	4.1

Top Ten as a Group	46.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

12

AMG Beutel Goodman International Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 97.5%

Communication Services - 13.2%

Hakuhodo DY Holdings, Inc. (Japan)	27,520	$324,278

ITV PLC (United Kingdom)	441,288	449,151

Koninklijke KPN, N.V. (Netherlands)	160,952	586,973

Nippon Telegraph & Telephone Corp. (Japan)	15,000	457,710

Total Communication Services		1,818,112

Consumer Discretionary - 4.1%

Cie Generale des Etablissements Michelin SCA (France)	17,794	566,696

Consumer Staples - 12.9%

Carlsberg AS, Class B (Denmark)	4,674	773,532

Essity AB, Class B (Sweden)[1]	19,876	602,348

Unilever PLC (United Kingdom)	7,100	395,343

Total Consumer Staples		1,771,223

Energy - 7.5%

Ampol, Ltd. (Australia)	29,458	587,768

TGS ASA (Norway)	28,670	449,613

Total Energy		1,037,381

Financials - 8.4%

DBS Group Holdings, Ltd. (Singapore)	6,120	151,225

Euronext, N.V. (Netherlands)[2]	4,700	373,787

Gjensidige Forsikring ASA (Norway)	7,420	129,255

Julius Baer Group, Ltd. (Switzerland)	6,947	497,796

Total Financials		1,152,063

Health Care - 17.0%

GSK PLC (United Kingdom)	21,960	396,008

Novartis AG (Switzerland)	4,850	496,125

Roche Holding AG (Switzerland)	1,569	491,317

Shionogi & Co., Ltd. (Japan)	9,430	422,130

	Shares	Value

Smith & Nephew PLC (United Kingdom)	32,544	$535,992

Total Health Care		2,341,572

Industrials - 19.0%

dormakaba Holding AG (Switzerland)	1,213	543,394

IMI PLC (United Kingdom)	35,885	719,991

Konecranes Oyj (Finland)	18,264	715,398

Smiths Group PLC (United Kingdom)	30,377	642,311

Total Industrials		2,621,094

Information Technology - 4.7%

Atea ASA (Norway)	47,168	647,965

Materials - 10.7%

Akzo Nobel, N.V. (Netherlands)	6,841	567,517

BASF SE (Germany)	7,281	376,604

HeidelbergCement AG (Germany)	7,011	531,024

Total Materials		1,475,145

Total Common Stocks
(Cost $14,145,153)		13,431,251

Short-Term Investments - 0.4%

Other Investment Companies - 0.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%[3]	21,864	21,864

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%[3]	32,795	32,795

Total Short-Term Investments
(Cost $54,659)		54,659

Total Investments - 97.9%
(Cost $14,199,812)		13,485,910

Other Assets, less Liabilities - 2.1%		287,108

Net Assets - 100.0%		$13,773,018

[1]

Some of this security, amounting to $424,274 or 3.1% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of this security amounted to $373,787 or 2.7% of net assets.

[3]	Yield shown represents the April 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

13

AMG Beutel Goodman International Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	—	$2,621,094	—	$2,621,094

Health Care	—	2,341,572	—	2,341,572

Communication Services	—	1,818,112	—	1,818,112

Consumer Staples	—	1,771,223	—	1,771,223

Materials	—	1,475,145	—	1,475,145

Financials	—	1,152,063	—	1,152,063

Energy	—	1,037,381	—	1,037,381

Information Technology	$647,965	—	—	647,965

Consumer Discretionary	—	566,696	—	566,696

Short-Term Investments

Other Investment Companies	54,659	—	—	54,659

Total Investments in Securities	$702,624	$12,783,286	—	$13,485,910

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2023, was as follows:

Country	% of Long-Term Investments

Australia	4.4

Denmark	5.8

Finland	5.3

France	4.2

Germany	6.7

Japan	9.0

Netherlands	11.4

Norway	9.1

Singapore	1.1

Sweden	4.5

Switzerland	15.1

United Kingdom	23.4

100.0

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities (unaudited) April 30, 2023

	AMG Beutel Goodman Core Plus Bond Fund	AMG Beutel Goodman International Equity Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,027,128, and $424,274, respectively)	$131,174,067	$13,485,910

Foreign currency[2]	—	27,916

Receivable for investments sold	—	223,359

Dividend and interest receivables	1,105,502	395,360

Securities lending income receivable	87	299

Receivable for Fund shares sold	4,523	—

Receivable from affiliate	11,064	9,598

Unrealized appreciation on foreign currency contracts	1,151	—

Prepaid expenses and other assets	11,886	18,625

Total assets	132,308,280	14,161,067

Liabilities:

Payable upon return of securities loaned	653,586	—

Payable for Fund shares repurchased	44,873	335,086

Accrued expenses:

Investment advisory and management fees	24,801	6,257

Administrative fees	16,174	1,738

Distribution fees	4,373	285

Shareholder service fees	4,444	1,009

Other	75,903	43,674

Total liabilities	824,154	388,049

Commitments and Contingencies (Notes 2 & 6)	—	—

Net Assets	$131,484,126	$13,773,018

[1] Investments at cost	$141,085,906	$14,199,812

[2] Foreign currency at cost	—	$27,916

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities (continued)

	AMG Beutel Goodman Core Plus Bond Fund	AMG Beutel Goodman International Equity Fund

Net Assets Represent:

Paid-in capital	$175,946,564	$86,812,227

Total distributable loss	(44,462,438)	(73,039,209)
Net Assets	$131,484,126	$13,773,018

Class N:

Net Assets	$21,147,517	$1,419,161

Shares outstanding	2,323,789	137,677

Net asset value, offering and redemption price per share	$9.10	$10.31

Class I:

Net Assets	$108,560,398	$9,914,351

Shares outstanding	11,941,890	976,608

Net asset value, offering and redemption price per share	$9.09	$10.15

Class Z:

Net Assets	$1,776,211	$2,439,506

Shares outstanding	195,149	241,931

Net asset value, offering and redemption price per share	$9.10	$10.08

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations (unaudited) For the six months ended April 30, 2023

	AMG Beutel Goodman Core Plus Bond Fund	AMG Beutel Goodman International Equity Fund

Investment Income:

Dividend income	$7,705	$334,086

Interest income	2,879,679	—

Securities lending income	896	548

Foreign withholding tax	—	(36,258)

Total investment income	2,888,280	298,376

Expenses:

Investment advisory and management fees	157,047	38,740

Administrative fees	102,422	10,761

Distribution fees - Class N	27,090	2,069

Shareholder servicing fees - Class N	—	1,241

Shareholder servicing fees -Class I	27,831	5,073

Professional fees	33,206	14,300

Custodian fees	18,055	18,542

Registration fees	17,230	19,819

Reports to shareholders	15,299	4,356

Trustee fees and expenses	5,873	562

Transfer agent fees	3,296	479

Interest expense	1,130	745

Miscellaneous	4,716	1,889

Total expenses before offsets	413,195	118,576

Expense reimbursements	(63,534)	(54,926)

Net expenses	349,661	63,650

Net investment income	2,538,619	234,726

Net Realized and Unrealized Gain:

Net realized loss on investments	(12,562,659)	(769,574)

Net realized gain on forward contracts	9,034	—

Net realized gain (loss) on foreign currency transactions	4,877	(851)

Net change in unrealized appreciation/depreciation on investments	20,124,429	4,162,629

Net change in unrealized appreciation/depreciation on forward contracts	1,151	—

Net change in unrealized appreciation/depreciation on foreign currency translations	(72)	37,607

Net realized and unrealized gain	7,576,760	3,429,811

Net increase in net assets resulting from operations	$10,115,379	$3,664,537

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG Beutel Goodman Core Plus Bond Fund		AMG Beutel Goodman International Equity Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$2,538,619	$5,832,011	$234,726	$833,625

Net realized loss on investments	(12,548,748)	(10,539,235)	(770,425)	(4,020,192)

Net change in unrealized appreciation/depreciation on investments	20,125,508	(33,813,542)	4,200,236	(6,435,890)

Net increase (decrease) in net assets resulting from operations	10,115,379	(38,520,766)	3,664,537	(9,622,457)

Distributions to Shareholders:

Class N	(464,511)	(876,703)	(80,760)	—

Class I	(2,426,496)	(5,652,369)	(428,061)	(1,104,515)

Class Z	(77,951)	(377,513)	(110,158)	(84,662)

Total distributions to shareholders	(2,968,958)	(6,906,585)	(618,979)	(1,189,177)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(46,525,940)	(51,152,715)	(4,259,299)	(39,925,200)

Total decrease in net assets	(39,379,519)	(96,580,066)	(1,213,741)	(50,736,834)

Net Assets:

Beginning of period	170,863,645	267,443,711	14,986,759	65,723,593

End of period	$131,484,126	$170,863,645	$13,773,018	$14,986,759

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

18

AMG Beutel Goodman Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.69	$10.72	$10.76	$10.74	$10.23	$10.68

Income (loss) from Investment Operations:

Net investment income[1,2]	0.16	0.24	0.20	0.27	0.34	0.29

Net realized and unrealized gain (loss) on investments	0.44	(1.97)	0.03	0.05	0.53	(0.43)

Total income (loss) from investment operations	0.60	(1.73)	0.23	0.32	0.87	(0.14)

Less Distributions to Shareholders from:

Net investment income	(0.19)	(0.30)	(0.27)	(0.30)	(0.36)	(0.31)

Net Asset Value, End of Period	$9.10	$8.69	$10.72	$10.76	$10.74	$10.23

Total Return[2,3]	6.96%[4]	(16.41)%	2.19%	3.01%	8.67%	(1.33)%

Ratio of net expenses to average net assets	0.68%[5]	0.68%	0.83%	0.94%	0.94%	0.94%

Ratio of gross expenses to average net assets[6]	0.77%[5]	0.72%	0.90%	1.01%	1.02%	1.01%

Ratio of net investment income to average net assets[2]	3.55%[5]	2.47%	1.85%	2.54%	3.24%	2.80%

Portfolio turnover	47%[4]	76%	174%	96%	47%	69%

Net assets end of period (000’s) omitted	$21,148	$22,706	$37,301	$56,175	$82,856	$102,138

19

AMG Beutel Goodman Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.69	$10.71	$10.75	$10.74	$10.23	$10.67

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.26	0.22	0.30	0.37	0.32

Net realized and unrealized gain (loss) on investments	0.43	(1.96)	0.04	0.03	0.53	(0.42)

Total income (loss) from investment operations	0.60	(1.70)	0.26	0.33	0.90	(0.10)

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.32)	(0.30)	(0.32)	(0.39)	(0.34)

Net Asset Value, End of Period	$9.09	$8.69	$10.71	$10.75	$10.74	$10.23

Total Return[2,3]	6.95%[4]	(16.17)%	2.44%	3.17%	8.94%	(0.98)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.60%	0.69%	0.69%	0.69%

Ratio of gross expenses to average net assets[6]	0.57%[5]	0.52%	0.67%	0.76%	0.77%	0.76%

Ratio of net investment income to average net assets[2]	3.75%[5]	2.67%	2.08%	2.79%	3.49%	3.05%

Portfolio turnover	47%[4]	76%	174%	96%	47%	69%

Net assets end of period (000’s) omitted	$108,560	$137,592	$218,278	$433,881	$585,358	$467,024

20

AMG Beutel Goodman Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.69	$10.72	$10.76	$10.74	$10.24	$10.68

Income (loss) from Investment Operations:

Net investment income[1,2]	0.17	0.27	0.23	0.31	0.38	0.33

Net realized and unrealized gain (loss) on investments	0.44	(1.98)	0.04	0.04	0.52	(0.43)

Total income (loss) from investment operations	0.61	(1.71)	0.27	0.35	0.90	(0.10)

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.32)	(0.31)	(0.33)	(0.40)	(0.34)

Net Asset Value, End of Period	$9.10	$8.69	$10.72	$10.76	$10.74	$10.24

Total Return[2,3]	7.09%[4]	(16.20)%	2.51%	3.35%	8.91%	(0.91)%

Ratio of net expenses to average net assets	0.43%[5]	0.43%	0.53%	0.61%	0.61%	0.61%

Ratio of gross expenses to average net assets[6]	0.52%[5]	0.47%	0.60%	0.68%	0.69%	0.68%

Ratio of net investment income to average net assets[2]	3.80%[5]	2.72%	2.15%	2.87%	3.57%	3.13%

Portfolio turnover	47%[4]	76%	174%	96%	47%	69%

Net assets end of period (000’s) omitted	$1,776	$10,566	$11,864	$10,684	$2,473	$1,955

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

21

AMG Beutel Goodman International Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.33	$11.16	$8.23	$9.56	$9.90	$11.60

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.19	0.08	0.07 [3]	0.07	0.12

Net realized and unrealized gain (loss) on investments	2.19	(3.02)	2.85	(1.17)	0.56	(1.31)

Total income (loss) from investment operations	2.33	(2.83)	2.93	(1.10)	0.63	(1.19)

Less Distributions to Shareholders from:

Net investment income	(0.35)	—	—	(0.23)	(0.20)	(0.18)

Net realized gain on investments	—	—	—	—	(0.77)	(0.33)

Total distributions to shareholders	(0.35)	—	—	(0.23)	(0.97)	(0.51)

Net Asset Value, End of Period	$10.31	$8.33	$11.16	$8.23	$9.56	$9.90

Total Return[2,4]	28.60%[5]	(25.36)%[6]	35.60%	(11.83)%	8.34%	(10.80)%

Ratio of net expenses to average net assets	1.17%[7,8]	1.18%[8]	1.27%	1.31%	1.32%	1.27%

Ratio of gross expenses to average net assets[9]	1.94%[7]	1.34%	1.38%	1.35%	1.32%	1.28%

Ratio of net investment income to average net assets[2]	2.99%[7]	1.88%	0.73%	0.77%	0.78%	1.10%

Portfolio turnover	2%[5]	23%	152%	43%	28%	51%

Net assets end of period (000’s) omitted	$1,419	$1,988	$5,035	$6,792	$87,998	$82,839

22

AMG Beutel Goodman International Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.22	$11.21	$8.28	$9.62	$9.93	$11.59

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.22	0.11	0.09 [3]	0.09	0.16

Net realized and unrealized gain (loss) on investments	2.15	(2.98)	2.87	(1.16)	0.57	(1.32)

Total income (loss) from investment operations	2.30	(2.76)	2.98	(1.07)	0.66	(1.16)

Less Distributions to Shareholders from:

Net investment income	(0.37)	(0.23)	(0.05)	(0.27)	(0.20)	(0.17)

Net realized gain on investments	—	—	—	—	(0.77)	(0.33)

Total distributions to shareholders	(0.37)	(0.23)	(0.05)	(0.27)	(0.97)	(0.50)

Net Asset Value, End of Period	$10.15	$8.22	$11.21	$8.28	$9.62	$9.93

Total Return[2,4]	28.74%[5]	(25.10)%[6]	36.19%	(11.63)%	8.65%	(10.57)%

Ratio of net expenses to average net assets	0.87%[7,8]	0.88%[8]	0.97%	1.02%	1.07%	1.00%

Ratio of gross expenses to average net assets[9]	1.64%[7]	1.04%	1.08%	1.06%	1.07%	1.01%

Ratio of net investment income to average net assets[2]	3.29%[7]	2.18%	1.03%	1.06%	1.03%	1.38%

Portfolio turnover	2%[5]	23%	152%	43%	28%	51%

Net assets end of period (000’s) omitted	$9,914	$10,686	$56,129	$166,994	$158,317	$208,184

23

AMG Beutel Goodman International Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.18	$11.18	$8.26	$9.60	$9.91	$11.59

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.22	0.12	0.10 [3]	0.10	0.16

Net realized and unrealized gain (loss) on investments	2.14	(2.96)	2.86	(1.16)	0.57	(1.31)

Total income (loss) from investment operations	2.29	(2.74)	2.98	(1.06)	0.67	(1.15)

Less Distributions to Shareholders from:

Net investment income	(0.39)	(0.26)	(0.06)	(0.28)	(0.21)	(0.20)

Net realized gain on investments	—	—	—	—	(0.77)	(0.33)

Total distributions to shareholders	(0.39)	(0.26)	(0.06)	(0.28)	(0.98)	(0.53)

Net Asset Value, End of Period	$10.08	$8.18	$11.18	$8.26	$9.60	$9.91

Total Return[2,4]	28.82%[5]	(25.07)%[6]	36.28%	(11.56)%	8.84%	(10.52)%

Ratio of net expenses to average net assets	0.77%[7,8]	0.78%[8]	0.87%	0.92%	0.96%	0.91%

Ratio of gross expenses to average net assets[9]	1.54%[7]	0.94%	0.98%	0.96%	0.96%	0.92%

Ratio of net investment income to average net assets[2]	3.39%[7]	2.28%	1.13%	1.16%	1.14%	1.46%

Portfolio turnover	2%[5]	23%	152%	43%	28%	51%

Net assets end of period (000’s) omitted	$2,440	$2,312	$4,559	$11,692	$49,054	$1,289,369

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.06, and $0.07 for Class N, Class I, and Class Z shares, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (26.61)%, (28.11)% and (26.17)% for Class N, Class I and Class Z, respectively.

[7]	Annualized.

[8]	Includes interest expense totaling 0.01% for the six months ended April 30, 2023, and 0.02% for the year ended 2022 related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

24

Notes to Financial Statements (unaudited) April 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are the AMG Beutel Goodman Core Plus Bond Fund (“Core Plus Bond”) and AMG Beutel Goodman International Equity Fund (“International Equity”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

International Equity is a non-diversified fund. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable

25

Notes to Financial Statements (continued)

fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Plus Bond and annually for International Equity. Realized net capital gains distribution, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are primarily due to wash sale loss deferrals for each Fund and amortization of premium outstanding for Core Plus Bond.

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

Core Plus Bond	$141,085,906	$873,247	$(10,785,086)	$(9,911,839)

International Equity	14,199,812	781,957	(1,495,859)	(713,902)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

26

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2022, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Plus Bond	$8,570,292	$12,146,738	$20,717,030

International Equity	13,419,395	57,999,807	71,419,202

g. CAPITAL STOCK

The Trust’s Trust Instrument authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022, the capital stock transactions by class for the Funds were as follows:

		Core Plus Bond				International Equity
	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	26,068	$235,490	63,211	$646,309	183	$1,700	1,520	$15,995

Shares issued in reinvestment of distributions	51,213	461,847	89,386	865,139	9,115	80,760	—	—

Shares redeemed	(365,127)	(3,288,841)	(1,019,201)	(10,026,951)	(110,272)	(1,027,397)	(214,158)	(2,221,784)

Net decrease	(287,846)	$(2,591,504)	(866,604)	$(8,515,503)	(100,974)	$(944,937)	(212,638)	$(2,205,789)

Class I:

Shares sold	731,543	$6,583,994	1,780,546	$17,654,174	15,275	$139,955	143,741	$1,458,657

Shares issued in reinvestment of distributions	119,515	1,076,598	511,063	5,000,170	48,421	421,744	103,242	1,097,464

Shares redeemed	(4,750,693)	(42,309,365)	(6,823,930)	(66,397,975)	(387,440)	(3,476,598)	(3,955,603)	(38,947,958)

Net decrease	(3,899,635)	$(34,648,773)	(4,532,321)	$(43,743,631)	(323,744)	$(2,914,899)	(3,708,620)	$(36,391,837)

Class Z:

Shares sold	30,788	$277,047	218,395	$2,147,015	—	—	—	—

Shares issued in reinvestment of distributions	8,685	77,951	39,257	377,513	12,589	$108,896	7,801	$82,456

Shares redeemed	(1,059,558)	(9,640,661)	(148,689)	(1,418,109)	(53,307)	(508,359)	(132,990)	(1,410,030)

Net increase (decrease)	(1,020,085)	$(9,285,663)	108,963	$1,106,419	(40,718)	$(399,463)	(125,189)	$(1,327,574)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2023, the market value of Repurchase Agreements outstanding for Core Plus Bond and International Equity were $653,586 and $0, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign

27

Notes to Financial Statements (continued)

currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in Core Plus Bond’s Schedule of Portfolio Investments. With respect to purchase commitments, Core Plus Bond identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in Core Plus Bond’s Statement of Assets and Liabilities. For financial reporting purposes, Core Plus Bond does offset the receivable and payable for delayed delivery investments purchased. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended April 30, 2023, Core Plus Bond entered into securities transactions on a delayed delivery or when issued basis.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Beutel, Goodman & Company Ltd., who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2023, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Plus Bond	0.23%

International Equity	0.54%

The fee paid to Beutel Goodman for its services as Subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Plus Bond and International Equity to 0.43% and 0.76%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Plus Bond	$63,534	—

International Equity	54,926	—

At April 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Plus Bond	International Equity

Less than 1 year	$195,416	$131,209

1-2 years	207,254	137,856

2-3 years	87,981	82,446

Total	$490,651	$351,511

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

28

Notes to Financial Statements (continued)

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For the Class N shares of International Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Plus Bond

Class I	0.05%	0.05%

International Equity

Class N	0.15%	0.15%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Core Plus Bond	$144,834	1	$19	4.700%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Core Plus Bond	$1,086,908	7	$1,130	5.421%

International Equity	789,584	8	745	4.302%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Plus Bond	$15,242,324	$53,397,506

International Equity	231,105	4,615,208

Core Plus Bond’s purchases and sales of U.S. Government Obligations for the six months ended April 30, 2023 were $47,726,237 and $59,283,520, respectively. International Equity had no purchases or sales of U.S. Government Obligations for the six months ended April 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts

29

Notes to Financial Statements (continued)

managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Plus Bond	$1,027,128	$653,586	$406,365	$1,059,951

International Equity	424,274	—	437,306	437,306

The following table summarizes the securities received as collateral for securities lending at April 30, 2023:

Fund	Collateral Type	Coupon Range		Maturity Date Range

Core Plus Bond	U.S. Treasury Obligations	0.000	%-4.125%	07/06/23-11/15/49

International Equity	U.S. Treasury Obligations	0.125	%-4.500%	01/31/24-08/15/51

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, the average monthly balances of derivative financial instruments outstanding were as follows:

Core Plus Bond

Foreign Currency Exchange Contracts

Average U.S. Dollar amount purchased/sold	$807,376

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended April 30, 2023, Core Plus Bond invested in forward foreign currency contracts. The Fund may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

10. MORTGAGE-BACKED SECURITIES

Core Plus Bond may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not full faith and credit obligations of the U.S. government. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae and Freddie Mac are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and

30

Notes to Financial Statements (continued)

sensitivity to interest rate fluctuations are also higher. Core Plus Bond invests in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages or loans are repaid.

11. FLOATING RATE SENIOR LOAN INTERESTS

Core Plus Bond may invest in Floating Rate Senior Loan Interests (“Senior Loans”). These are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. Senior

Loans are generally not registered under the Securities Act of 1933 and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted. As a result, the actual maturity may be substantially less than the stated maturity. The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily London Interbank Offered Rate (LIBOR) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of April 30, 2023, the Senior Loans held by Core Plus Bond still accrue interest based on LIBOR. Upon notification from the issuer of the Senior Loans, Core Plus Bond will transition from LIBOR to another index determined by the Senior Loan issuers.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements and derivatives that are subject to a master netting agreement as of April 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Plus Bond

Bank of America Securities, Inc.	$653,586	—	$653,586	$653,586	—

CIBC World Markets Corp.	1,151	—	1,151	—	$1,151

Total	$654,737	—	$654,737	$653,586	$1,151

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

31

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

32

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Beutel, Goodman & Company Ltd.

20 Eglinton Ave. West, Suite 2000

Toronto, Ontario, M4R 1K8

Canada

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426

AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043023 SAR086

SEMI-ANNUAL REPORT

AMG Funds
April 30, 2023

AMG GW&K Core Bond ESG Fund
Class N: MBGVX | Class I: MBDFX | Class Z: MBDLX

AMG GW&K Emerging Markets Equity Fund
Class N: TLEVX | Class I: TLESX | Class Z: TLEIX

AMG GW&K Emerging Wealth Equity Fund
Class N: TYWVX | Class I: TYWSX | Class Z: TYWIX

AMG GW&K Small/Mid Cap Growth Fund
Class N: ACWDX | Class I: ACWIX | Class Z: ACWZX

amgfunds.com	043023 SAR069

AMG Funds Semi-Annual Report — April 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	6

AMG GW&K Emerging Markets Equity Fund	10

AMG GW&K Emerging Wealth Equity Fund	14

AMG GW&K Small/Mid Cap Growth Fund	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	22

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	24

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	25

Detail of changes in assets for the past two fiscal periods

Financial Highlights	27

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	39

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	47

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG GW&K Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.88%	$1,000	$1,074	$4.52

Class I	0.55%	$1,000	$1,075	$2.83

Class Z	0.48%	$1,000	$1,076	$2.47

Based on Hypothetical 5% Annual Return

Class N	0.88%	$1,000	$1,020	$4.41

Class I	0.55%	$1,000	$1,022	$2.76

Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Emerging Markets Equity Fund

Based on Actual Fund Return

Class N	1.27%	$1,000	$1,244	$7.07

Class I	0.97%	$1,000	$1,247	$5.40

Class Z	0.87%	$1,000	$1,247	$4.85

Based on Hypothetical 5% Annual Return

Class N	1.27%	$1,000	$1,019	$6.36

Class I	0.97%	$1,000	$1,020	$4.86

Class Z	0.87%	$1,000	$1,020	$4.36

AMG GW&K Emerging Wealth Equity Fund

Based on Actual Fund Return

Class N	1.30%	$1,000	$1,311	$7.45

Class I	1.00%	$1,000	$1,312	$5.73

Class Z	0.90%	$1,000	$1,313	$5.16

Based on Hypothetical 5% Annual Return

Class N	1.30%	$1,000	$1,018	$6.51

Class I	1.00%	$1,000	$1,020	$5.01

Class Z	0.90%	$1,000	$1,020	$4.51

Six Months Ended April 30, 2023	Expense Ratio for the Period	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Expenses Paid During the Period*

AMG GW&K Small/Mid Cap Growth Fund

Based on Actual Fund Return

Class N	1.01%	$1,000	$1,045	$5.12

Class I	0.87%	$1,000	$1,046	$4.41

Class Z	0.82%	$1,000	$1,046	$4.16

Based on Hypothetical 5% Annual Return

Class N	1.01%	$1,000	$1,020	$5.06

Class I	0.87%	$1,000	$1,020	$4.36

Class Z	0.82%	$1,000	$1,021	$4.11

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K Core Bond ESG Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	7.36%	(1.05%)	0.67%	—	0.64%	05/08/15

Class I	7.54%	(0.74%)	1.00%	1.01%	4.95%	04/30/93

Class Z	7.57%	(0.56%)	1.08%	—	1.05%	05/08/15

Bloomberg U.S. Aggregate Bond Index[32]	6.91%	(0.43%)	1.18%	1.32%	4.51%	04/30/93	†

AMG GW&K Emerging Markets Equity Fund2, 10, 11, 12, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30

Class N	24.41%	3.20%	(1.01%)	1.30%	0.65%	03/01/12

Class I	24.70%	3.77%	(0.68%)	1.66%	0.35%	03/01/11

Class Z	24.74%	3.69%	(0.61%)	1.76%	0.45%	03/01/11

MSCI Emerging Markets Index[33]	16.36%	(6.51%)	(1.05%)	1.80%	1.38%	03/01/11	†

AMG GW&K Emerging Wealth Equity Fund2, 10, 11, 12, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30

Class N	31.05%	9.75%	(0.47%)	—	3.61%	03/19/15

Class I	31.19%	10.01%	(0.20%)	—	3.88%	03/19/15

Class Z	31.34%	10.11%	(0.09%)	—	3.99%	03/19/15

MSCI Emerging Markets Index[33]	16.36%	(6.51%)	(1.05%)	1.80%	2.58%	03/19/15	†

AMG GW&K Small/Mid Cap Growth Fund2, [10,11,12,23,29,30,31]

Class N	4.46%	1.07%	8.62%	8.93%	9.69%	11/03/10

Class I	4.56%	1.24%	8.80%	9.15%	8.44%	06/01/11

Class Z	4.56%	1.24%	—	—	(11.14%)	08/31/21

Russell 2500® Growth Index[34]	1.88%	(0.07%)	6.69%	9.87%	10.90%	11/03/10	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[4]  The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[5]  The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[6]  Because applying the Fund’s environmental, social, and governance (“ESG”) investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[7]  During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[8]  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time –the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and

3

Fund Performance Periods ended April 30, 2023 (continued)

   may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[9]  Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

[10] The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[11] Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[12] Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[13] Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[14] A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[15] The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[16] Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[17] The counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[18] Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to

   non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[19] The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[20] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[21] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[22] To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

   Greater China. The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. The Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. A VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. A VIE does not have equity ownership in its corresponding China-based company but has claims to the China-based company’s profits and control of its assets through contractual arrangements. VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. If the Chinese government takes action adversely affecting VIEs, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

[23] The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[24] The prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.

[25] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[26] Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses.

[27] An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

[28] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[29] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

4

Fund Performance Periods ended April 30, 2023 (continued)

[30] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[31] As of March 19, 2021, the Fund’s subadvisor was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers LMCG Small Cap Growth Fund and had different principal investment strategies and corresponding risks. Effective March 19, 2021, the Fund changed its name to AMG GW&K Small Cap Fund II. Effective May 21, 2021, the Fund changed its name to AMG GW&K Small/Mid Cap Growth Fund and made changes to its principal investment strategies. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous Subadvisor, LMCG Investments, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadvisor and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[32] The Bloomberg U.S. Aggregate Bond Index is an index

   of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[33] The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for the most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

[34] The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services

Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG GW&K Core Bond ESG Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	50.1

Corporate Bonds and Notes	39.1

Municipal Bonds	7.9

Foreign Government Obligations	0.9

Short-Term Investments	2.5

Other Assets, less Liabilities	(0.5)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	51.1

Aaa/AAA	4.0

Aa/AA	11.7

A	11.9

Baa/BBB	21.3

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.9

U.S. Treasury Bonds, 3.500%, 02/15/39	2.6

FHLMC, 3.500%, 10/01/45	2.4

Verizon Communications, Inc., 3.875%, 02/08/29	2.1

California State General Obligation, School Improvements, 7.550% , 04/01/39	2.1

FNMA, 3.500%, 02/01/47	2.0

FHLMC, 3.000%, 11/01/49	2.0

U.S. Treasury Bonds, 1.875%, 02/15/51	1.9

FNMA, 4.500%, 06/01/41	1.7

FHLMC, 2.500%, 10/01/34	1.6

Top Ten as a Group	22.3

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 39.1%

Financials - 13.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

1.650%, 10/29/24	$1,650,000	$1,542,831

Aircastle, Ltd. (Bermuda)

4.250%, 06/15/26	1,562,000	1,484,633

American Express Co.

(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	973,000	817,494

American Tower Corp.

3.600%, 01/15/28	1,680,000	1,591,408

Bank of America Corp.

MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	1,600,000	1,375,726

The Bank of New York Mellon Corp.

MTN, 2.450%, 08/17/26	937,000	876,751

Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	460,000	447,925

Citigroup, Inc.

(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[1,3]	1,677,000	1,573,332

Crown Castle, Inc.

4.000%, 03/01/27	1,800,000	1,755,115

The Goldman Sachs Group, Inc.

3.500%, 11/16/26	2,526,000	2,409,536

JPMorgan Chase & Co.

(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	2,452,000	2,183,394

MetLife, Inc.

Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	1,409,000	1,310,370

Morgan Stanley

(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	1,624,000	1,569,047

Wells Fargo & Co.

MTN, (5.013% to 04/04/50 then SOFR + 4.502%), 5.013%, 04/04/51[1,3]	1,411,000	1,335,217

Total Financials		20,272,779

Industrials - 23.6%

Air Products and Chemicals, Inc.

4.800%, 03/03/33	1,030,000	1,073,821

Alcoa Nederland Holding, B.V. (Netherlands)

4.125%, 03/31/29[4,5]	1,275,000	1,157,808

Amazon.com, Inc.

4.600%, 12/01/25	1,455,000	1,470,085

Ashtead Capital, Inc.

1.500%, 08/12/26[4]	1,786,000	1,578,754

	Principal Amount	Value

AT&T, Inc.

4.300%, 12/15/42	$1,710,000	$1,477,570

Charter Communications Operating LLC/Charter Communications Operating Capital

2.250%, 01/15/29	2,000,000	1,678,219

Comcast Corp.

4.650%, 02/15/33[5]	1,115,000	1,128,707

CommonSpirit Health

3.347%, 10/01/29	1,737,000	1,570,206

Dell International LLC/EMC Corp.

6.200%, 07/15/30	1,512,000	1,597,556

Discovery Communications LLC

3.950%, 03/20/28	1,616,000	1,513,709

Eastman Chemical Co.

5.750%, 03/08/33	1,436,000	1,468,066

The Ford Foundation

Series 2020, 2.415%, 06/01/50	2,207,000	1,474,320

HCA, Inc.

4.125%, 06/15/29	842,000	798,296

4.500%, 02/15/27	874,000	858,149

Jacobs Engineering Group, Inc.

5.900%, 03/01/33	1,291,000	1,310,707

Kraft Heinz Foods Co.

3.875%, 05/15/27	1,518,000	1,482,013

Merck & Co.,Inc.

1.900%, 12/10/28	1,797,000	1,603,083

Microsoft Corp.

2.525%, 06/01/50	2,090,000	1,482,861

Parker-Hannifin Corp.

3.250%, 06/14/29	1,573,000	1,466,568

PulteGroup, Inc.

5.000%, 01/15/27	761,000	761,726

Smith & Nephew PLC (United Kingdom)

2.032%, 10/14/30	1,010,000	823,490

Sonoco Products Co.

2.850%, 02/01/32[5]	1,852,000	1,572,218

Sysco Corp.

2.400%, 02/15/30	2,209,000	1,924,975

Verizon Communications, Inc.

3.875%, 02/08/29	3,203,000	3,092,757

Total Industrials		34,365,664

Utilities - 1.6%

National Rural Utilities Cooperative Finance Corp.

1.350%, 03/15/31	1,974,000	1,547,359

Northern States Power Co.

2.900%, 03/01/50	1,000,000	716,045

Total Utilities		2,263,404

Total Corporate Bonds and Notes

(Cost $63,404,191)		56,901,847

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 7.9%

California Health Facilities Financing Authority

4.190%, 06/01/37	$775,000	$735,168

California State General Obligation, School Improvements

Build America Bonds, 7.550%, 04/01/39	2,310,000	3,031,838

Commonwealth of Massachusetts, Series B

4.110%, 07/15/31	1,040,000	1,031,791

JobsOhio Beverage System, Series B

Build America Bonds, 4.532%, 01/01/35	1,705,000	1,703,102

Los Angeles Unified School District, School Improvements

5.750%, 07/01/34	1,775,000	1,937,525

Massachusetts School Building Authority

Series B, 1.753%, 08/15/30	2,017,000	1,720,294

University of California, University & College Improvements

Series BD, 3.349%, 07/01/29	1,310,000	1,248,213

Total Municipal Bonds

(Cost $12,382,777)		11,407,931

U.S. Government and Agency Obligations - 50.1%

Fannie Mae - 22.2%

FNMA

2.000%, 02/01/36 to 10/01/50	1,889,099	1,643,505

3.000%, 06/01/38 to 12/01/50	1,482,203	1,384,699

3.500%, 03/01/30 to 07/01/50	11,626,331	11,077,231

4.000%, 03/01/44 to 01/01/51	8,016,228	7,805,803

4.500%, 04/01/39 to 08/01/52	8,352,815	8,369,770

5.000%, 07/01/47 to 02/01/49	1,930,518	1,957,459

Total Fannie Mae		32,238,467

Freddie Mac - 10.6%

FHLMC

2.500%, 10/01/34 to 08/01/50	3,906,879	3,569,980

3.000%, 11/01/49 to 03/01/50	4,132,667	3,780,978

3.500%, 10/01/45	3,665,637	3,470,016

4.000%, 07/01/48 to 09/01/50	1,907,236	1,857,278

4.500%, 05/01/48	285,324	286,341

5.000%, 07/01/44	1,256,307	1,279,398

FHLMC Gold Pool

3.500%, 07/01/32 to 05/01/44	1,209,362	1,170,609

Total Freddie Mac		15,414,600

U.S. Treasury Obligations - 17.3%

U.S. Treasury Bonds

1.875%, 02/15/51	3,958,000	2,708,602

2.250%, 05/15/41	7,080,000	5,645,470

3.125%, 05/15/48	1,998,000	1,785,088

3.500%, 02/15/39	3,777,000	3,753,099

	Principal Amount	Value

U.S. Treasury Bonds

5.000%, 05/15/37	$978,000	$1,145,635

6.250%, 08/15/23	2,018,000	2,025,252

6.750%, 08/15/26	1,339,000	1,463,694

U.S. Treasury Notes

2.000%, 06/30/24	1,492,000	1,447,123

2.375%, 05/15/27	1,641,000	1,566,386

3.500%, 02/15/33	2,166,000	2,178,861

3.625%, 03/31/28	1,440,000	1,447,763

Total U.S. Treasury Obligations		25,166,973

Total U.S. Government and Agency Obligations

(Cost $80,357,945)		72,820,040

Foreign Government Obligation - 0.9%

The Korea Development Bank (South Korea)

0.500%, 10/27/23

(Cost $1,384,427)	1,385,000	1,356,743

Short-Term Investments - 2.5%

Joint Repurchase Agreements - 1.5%[6]

Bank of America Securities, Inc., dated 04/28/23,due 05/01/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $1,020,000)	1,000,000	1,000,000

Jefferies LLC, dated 04/28/23, due 05/01/23, 4.870% total to be received $1,000,406 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 05/04/23 - 03/11/33, totaling $1,020,002)	1,000,000	1,000,000

RBC Dominion Securities, Inc., dated 04/28/23,due 05/01/23, 4.810% total to be received $286,352 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 05/04/23 - 04/20/53, totaling $291,962)	286,237	286,237

Total Joint Repurchase Agreements		2,286,237

Repurchase Agreements - 1.0%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $1,443,559 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $1,471,949)	1,443,000	1,443,000

Total Short-Term Investments

(Cost $3,729,237)		3,729,237

Total Investments - 100.5%

(Cost $161,258,577)		146,215,798

Other Assets, less Liabilities - (0.5)%		(781,253)

Net Assets - 100.0%		$145,434,545

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $2,736,562 or 1.9% of net assets.

[5]

Some of this security, amounting to $3,683,247 or 2.5% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$56,901,847	—	$56,901,847

Municipal Bonds†	—	11,407,931	—	11,407,931

U.S. Government and Agency Obligations†	—	72,820,040	—	72,820,040

Foreign Government Obligation†	—	1,356,743	—	1,356,743

Short-Term Investments

Joint Repurchase Agreements	—	2,286,237	—	2,286,237

Repurchase Agreements	—	1,443,000	—	1,443,000

Total Investments in Securities	—	$146,215,798	—	$146,215,798

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Emerging Markets Equity Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	26.3

Consumer Discretionary	20.0

Information Technology	19.7

Communication Services	10.9

Consumer Staples	8.7

Industrials	4.7

Energy	4.1

Health Care	2.9

Short-Term Investments	3.3

Other Assets, less Liabilities	(0.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7.9

Samsung Electronics Co., Ltd. (South Korea)	5.0

HDFC Bank, Ltd. (India)	4.3

Housing Development Finance Corp., Ltd. (India)	3.5

Alibaba Group Holding, Ltd. (China)	3.2

Tencent Holdings, Ltd. (China)	3.1

Yum China Holdings, Inc. (China)	2.9

Baidu, Inc., Class A (China)	2.9

Reliance Industries, Ltd. (India)	2.9

Trip.com Group, Ltd., ADR (China)	2.9

Top Ten as a Group	38.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 97.3%

Communication Services - 10.9%

Baidu, Inc., Class A (China)*	41,916	$630,916

Kanzhun, Ltd., ADR (China)*	7,400	136,826

Kingsoft Corp., Ltd. (China)	56,000	246,160

Kuaishou Technology (China)*,1	22,300	147,629

MultiChoice Group (South Africa)	26,958	168,726

NetEase, Inc. (China)	13,625	242,558

Tencent Holdings, Ltd. (China)	14,906	662,067

Tencent Music Entertainment Group, ADR (China)*	14,772	109,460

Total Communication Services		2,344,342

Consumer Discretionary - 20.0%

Alibaba Group Holding, Ltd. (China)*	64,228	679,123

Americana Restaurants International PLC (United Arab Emirates)	91,300	97,981

Feng TAY Enterprise Co., Ltd. (Taiwan)	40,355	251,061

H World Group Ltd., ADR (China)*	6,300	295,470

Haidilao International Holding, Ltd. (China)*,1	47,000	114,910

JD.com, Inc., Class A (China)	4,202	74,997

Li Ning Co., Ltd. (China)	56,500	404,066

MakeMyTrip, Ltd. (India)*,2	11,748	275,373

Midea Group Co., Ltd., Class A (China)	11,185	91,804

Pepco Group, N.V. (United Kingdom)*,2	22,030	211,256

Prosus, N.V. (Netherlands)	1,662	124,373

Sands China, Ltd. (Macau)*	107,550	385,182

Shenzhou International Group Holdings, Ltd. (China)[2]	4,560	43,800

Trip.com Group, Ltd., ADR (China)*	17,277	613,506

Yum China Holdings, Inc. (China)	10,367	634,253

Total Consumer Discretionary		4,297,155

Consumer Staples - 8.7%

Angel Yeast Co., Ltd., Class A (China)	14,100	81,550

Bid Corp., Ltd. (South Africa)	16,493	375,347

By-health Co., Ltd., Class A (China)	33,400	115,153

CP All PCL (Thailand)	48,168	91,535

CP All PCL, Foreign Shares (Thailand)	2,400	4,540

Dino Polska, S.A. (Poland)*,1	2,151	219,366

Fomento Economico Mexicano, S.A.B de CV (Mexico)	36,296	353,038

Orion Corp. (South Korea)	2,185	236,888

Vietnam Dairy Products JSC (Vietnam)	23,700	70,849

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	63,173	254,632

	Shares	Value

Wuliangye Yibin Co., Ltd., Class A (China)	3,100	$75,739

Total Consumer Staples		1,878,637

Energy - 4.1%

ADNOC Drilling Co. PJSC (United Arab Emirates)	117,400	137,147

Arabian Drilling Co. (Saudi Arabia)*	2,800	110,337

Reliance Industries, Ltd. (India)	20,988	623,284

Total Energy		870,768

Financials - 26.3%

AIA Group, Ltd. (Hong Kong)	46,968	511,344

Al Rajhi Bank (Saudi Arabia)	4,350	89,784

B3, S.A. - Brasil Bolsa Balcao (Brazil)	35,100	81,983

Banco Bradesco, S.A., ADR (Brazil)	34,583	96,832

Bank Mandiri Persero Tbk PT (Indonesia)	1,496,832	529,130

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	905,336	315,491

BDO Unibank, Inc. (Philippines)	152,688	397,988

China International Capital Corp., Ltd., Class H (China)[1]	203,200	426,977

Cholamandalam Investment and Finance Co., Ltd. (India)	9,450	101,009

East Money Information Co., Ltd., Class A (China)	58,320	135,909

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	43,142	373,892

HDFC Asset Management Co., Ltd. (India)[1]	4,009	86,658

HDFC Bank, Ltd. (India)	45,040	931,211

HDFC Life Insurance Co., Ltd. (India)[1]	20,200	131,139

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	4,900	203,433

Housing Development Finance Corp., Ltd. (India)	21,869	745,117

Pagseguro Digital, Ltd., Class A (Brazil)*	4,288	42,194

Ping An Insurance Group Co. of China, Ltd., Class H (China)	32,000	233,457

XP, Inc., Class A (Brazil)*,2	15,606	223,010

Total Financials		5,656,558

Health Care - 2.9%

China Resources Sanjiu Medical &

Pharmaceutical Co., Ltd., Class A (China)	23,400	199,364

CSPC Pharmaceutical Group, Ltd. (China)	113,408	115,483

Fleury, S.A. (Brazil)	44,632	128,676

Jinxin Fertility Group, Ltd. (China)[1]	44,500	29,372

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	24,700	85,308

Syngene International, Ltd. (India)[1]	6,710	55,671

Total Health Care		613,874

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 4.7%

Contemporary Amperex Technology Co., Ltd., Class A (China)	5,760	$192,745

Copa Holdings, S.A., Class A (Panama)	3,400	307,088

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	18,555	329,923

International Container Terminal Services, Inc. (Philippines)	32,900	129,023

Shenzhen Inovance Technology Co., Ltd., Class A (China)	6,100	54,510

Total Industrials		1,013,289

Information Technology - 19.7%

Advantech Co., Ltd. (Taiwan)	11,727	141,989

Delta Electronics, Inc. (Taiwan)	29,100	285,063

FPT Corp. (Vietnam)	20,000	66,218

Globant SA (Uruguay)*	1,300	203,931

Infosys, Ltd., Sponsored ADR (India)	6,226	96,752

Samsung Electronics Co., Ltd. (South Korea)	21,767	1,071,026

SK Hynix, Inc. (South Korea)	5,834	392,532

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	103,632	1,697,035

Tata Consultancy Services, Ltd. (India)	2,384	94,255

TOTVS, S.A. (Brazil)	37,300	191,144

Total Information Technology		4,239,945

Total Common Stocks (Cost $16,193,733)		20,914,568

	Principal Amount	Value

Short-Term Investments - 3.3%

Joint Repurchase Agreements - 0.8%[3]

Bank of America Securities, Inc., dated 04/28/23,due 05/01/23, 4.820% total to be received $175,987 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $179,434)	$175,916	$175,916

Repurchase Agreements - 2.5%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $537,208 (collateralized by a U.S. Treasury, 5.160%, 07/31/24, totaling $547,746)	537,000	537,000

Total Short-Term Investments (Cost $712,916)		712,916

Total Investments - 100.6% (Cost $16,906,649)		21,627,484

Other Assets, less Liabilities - (0.6)%		(131,470)

Net Assets - 100.0%		$21,496,014

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $1,211,722 or 5.6% of net assets.

[2]

Some of these securities, amounting to $646,514 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Financials	$817,911	$4,838,647	—	$5,656,558

Consumer Discretionary	1,818,602	2,478,553	—	4,297,155

Information Technology	491,827	3,748,118	—	4,239,945

Communication Services	415,012	1,929,330	—	2,344,342

Consumer Staples	983,017	895,620	—	1,878,637

Industrials	637,011	376,278	—	1,013,289

Energy	247,484	623,284	—	870,768

Health Care	128,676	485,198	—	613,874

Short-Term Investments

Joint Repurchase Agreements	—	175,916	—	175,916

Repurchase Agreements	537,000	—	—	537,000

Total Investments in Securities	$6,076,540	$15,550,944	—	$21,627,484

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2023, was as follows:

Country	% of Long-Term Investments

Brazil	3.6

China	32.9

Hong Kong	3.4

India	15.0

Indonesia	4.0

Macau	1.8

Mexico	6.3

Netherlands	0.6

Panama	1.5

Philippines	2.5

Poland	1.0

Country	% of Long-Term Investments

Saudi Arabia	1.0

South Africa	2.6

South Korea	8.1

Taiwan	11.4

Thailand	0.5

United Arab Emirates	1.1

United Kingdom	1.0

Uruguay	1.0

Vietnam	0.7

100.0

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Emerging Wealth Equity Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	32.6

Financials	24.0

Information Technology	13.3

Consumer Staples	10.0

Communication Services	8.9

Health Care	4.3

Industrials	2.4

Materials	1.8

Short-Term Investments	2.5

Other Assets, less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	%of Net Assets

Sands China, Ltd. (Macau)	6.4

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9

AIA Group, Ltd. (Hong Kong)	4.6

HDFC Bank, Ltd., ADR (India)	4.3

Tencent Holdings, Ltd. (China)	4.3

Kotak Mahindra Bank, Ltd. (India)	4.2

Infineon Technologies AG (Germany)	4.2

Trip.com Group, Ltd. (China)	4.1

Yum China Holdings, Inc. (China)	3.9

China International Capital Corp., Ltd., Class H (China)	3.9

Top Ten as a Group	44.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 97.3%

Communication Services - 8.9%

Baidu, Inc., Class A (China)*	187,800	$2,826,749

Tencent Holdings, Ltd. (China)	82,040	3,643,898

The Walt Disney Co. (United States)*	11,203	1,148,308

Total Communication Services		7,618,955

Consumer Discretionary - 32.6%

Alibaba Group Holding, Ltd. (China)*	283,748	3,000,245

Eicher Motors, Ltd. (India)	6,210	251,470

H World Group Ltd., ADR (China)*	65,359	3,065,337

Haidilao International Holding, Ltd. (China)*,1	626,000	1,530,509

Hermes International (France)	330	716,455

Jubilant Foodworks, Ltd. (India)	183,010	1,003,683

Li Ning Co., Ltd. (China)	296,500	2,120,455

LVMH Moet Hennessy Louis Vuitton SE (France)	625	601,176

MakeMyTrip, Ltd. (India)*,2	48,709	1,141,739

Moncler SpA (Italy)	11,053	819,925

Sands China, Ltd. (Macau)*	1,518,490	5,438,350

Titan Co., Ltd. (India)	23,860	773,047

Trip.com Group, Ltd. (China)*	98,342	3,496,544

Tube Investments of India, Ltd. (India)	14,100	447,346

Yum China Holdings, Inc. (China)	55,278	3,381,908

Total Consumer Discretionary		27,788,189

Consumer Staples - 10.0%

Angel Yeast Co., Ltd., Class A (China)	181,650	1,050,608

By-health Co., Ltd., Class A (China)	219,361	756,291

The Estee Lauder Cos., Inc., Class A (United States)	4,940	1,218,797

Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	107,710	1,100,071

Kweichow Moutai Co., Ltd., Class A (China)	3,500	890,965

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	191,070	770,146

Wuliangye Yibin Co., Ltd., Class A (China)	111,053	2,713,237

Total Consumer Staples		8,500,115

Financials - 24.0%

AIA Group, Ltd. (Hong Kong)	363,530	3,957,779

Banco Bradesco, S.A., ADR (Brazil)	232,200	650,160

Bank Central Asia Tbk PT (Indonesia)	676,800	418,839

China International Capital Corp., Ltd., Class H (China)[1]	1,583,700	3,327,771

Cholamandalam Investment and Finance Co., Ltd. (India)	43,000	459,618

East Money Information Co., Ltd., Class A (China)	107,729	251,050

HDFC Asset Management Co., Ltd. (India)[1]	20,117	434,844

	Shares	Value

HDFC Bank, Ltd., ADR (India)	52,573	$3,669,595

HDFC Life Insurance Co., Ltd. (India)[1]	172,320	1,118,705

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	34,550	1,434,409

Kotak Mahindra Bank, Ltd. (India)	150,226	3,575,389

Mastercard, Inc., Class A (United States)	3,170	1,204,695

Total Financials		20,502,854

Health Care - 4.3%

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	106,412	906,612

CSPC Pharmaceutical Group, Ltd. (China)	1,541,600	1,569,807

Novo Nordisk A/S, Class B (Denmark)	7,364	1,225,035

Total Health Care		3,701,454

Industrials - 2.4%

Contemporary Amperex Technology Co., Ltd., Class A (China)	20,880	698,699

Copa Holdings, S.A., Class A (Panama)	8,045	726,624

Shenzhen Inovance Technology Co., Ltd., Class A (China)	73,000	652,335

Total Industrials		2,077,658

Information Technology - 13.3%

Beijing Kingsoft Office Software, Inc., Class A (China)	5,875	374,301

Infineon Technologies AG (Germany)	97,695	3,557,737

QUALCOMM, Inc. (United States)	27,724	3,238,163

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	254,500	4,167,589

Total Information Technology		11,337,790

Materials - 1.8%

Asian Paints, Ltd. (India)	21,928	780,382

Skshu Paint Co., Ltd., Class A (China)*	51,313	760,551

Total Materials		1,540,933

Total Common Stocks

(Cost $69,662,088)		83,067,948

	Principal Amount

Short-Term Investments - 2.5%

Joint Repurchase Agreements - 0.0%[3]

Bank of America Securities, Inc., dated 04/28/23,due 05/01/23, 4.820% total to be received $1,357 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $1,383)	$1,356	1,356

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 2.5%

Fixed Income Clearing Corp. dated 04/28/23, due 05/01/23, 4.650% total to be received $2,117,820 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $2,159,438)	$2,117,000	$2,117,000

Total Short-Term Investments

(Cost $2,118,356)		2,118,356

Value

Total Investments - 99.8% (Cost $71,780,444)	$85,186,304

Other Assets, less Liabilities - 0.2%	190,160

Net Assets - 100.0%	$85,376,464

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of these securities amounted to $6,411,829 or 7.5% of net assets.

[2]

Some of this security, amounting to $1,130,300 or 1.3% of net assets, was out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$7,588,984	$20,199,205	—	$27,788,189

Financials	5,524,450	14,978,404	—	20,502,854

Information Technology	3,238,163	8,099,627	—	11,337,790

Consumer Staples	1,988,943	6,511,172	—	8,500,115

Communication Services	1,148,308	6,470,647	—	7,618,955

Health Care	—	3,701,454	—	3,701,454

Industrials	726,624	1,351,034	—	2,077,658

Materials	—	1,540,933	—	1,540,933

Short-Term Investments

Joint Repurchase Agreements	—	1,356	—	1,356

Repurchase Agreements	—	2,117,000	—	2,117,000

Total Investments in Securities	$20,215,472	$64,970,832	—	$85,186,304

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2023, was as follows:

Country	% of Long-Term Investments

Brazil	0.8

China	45.9

Denmark	1.5

France	1.6

Germany	4.3

Hong Kong	6.5

India	16.4

Indonesia	0.5

Italy	1.0

Macau	6.5

Mexico	0.9

Panama	0.9

Taiwan	5.0

United States	8.2

100.0

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small/Mid Cap Growth Fund Fund Snapshots (unaudited) April 30, 2023

PORTFOLIO BREAKDOWN
Sector	% of Net Assets

Industrials	22.2

Health Care	20.6

Information Technology	19.8

Consumer Discretionary	17.2

Financials	4.5

Energy	4.4

Materials	4.1

Real Estate	2.5

Consumer Staples	1.0

Short-Term Investments	4.2

Other Assets, less Liabilities	(0.5)

TOP TEN HOLDINGS
Security Name	% of Net Assets

HubSpot, Inc.	3.1

Manhattan Associates, Inc.	2.9

Atkore, Inc.	2.6

Five Below, Inc.	2.5

Texas Roadhouse, Inc.	2.2

Paylocity Holding Corp.	2.1

SiteOne Landscape Supply, Inc.	2.1

RBC Bearings, Inc.	2.1

Churchill Downs, Inc.	2.0

IDEX Corp.	1.9

Top Ten as a Group	23.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2023

	Shares	Value

Common Stocks - 96.3%

Consumer Discretionary - 17.2%

Bright Horizons Family Solutions, Inc.*	2,268	$172,640

Burlington Stores, Inc.*	3,598	693,730

Churchill Downs, Inc.	2,644	773,449

Five Below, Inc.*	4,779	943,184

Grand Canyon Education, Inc.*	5,348	634,808

Krispy Kreme, Inc.[1]	24,770	380,963

Lithia Motors, Inc.	1,376	303,945

LKQ Corp.	11,359	655,755

Pool Corp.	1,498	526,277

Revolve Group, Inc.*	15,540	320,901

Texas Roadhouse, Inc.	7,343	812,283

Vail Resorts, Inc.	1,120	269,382

Total Consumer Discretionary		6,487,317

Consumer Staples - 1.0%

Performance Food Group Co.*	6,259	392,377

Energy - 4.4%

ChampionX Corp.	19,105	517,363

Matador Resources Co.	12,015	589,096

Ovintiv, Inc.	7,540	272,043

SM Energy Co.	9,550	268,164

Total Energy		1,646,666

Financials - 4.5%

Evercore, Inc., Class A	3,165	361,032

Houlihan Lokey, Inc.	5,580	509,900

MarketAxess Holdings, Inc.	1,680	534,862

Pinnacle Financial Partners, Inc.	5,675	307,755

Total Financials		1,713,549

Health Care - 20.6%

Acadia Healthcare Co., Inc.*	8,910	644,104

Azenta, Inc.*	13,402	582,853

Bio-Rad Laboratories, Inc., Class A*	686	309,242

Catalent, Inc.*	11,756	589,211

Chemed Corp.	729	401,861

Crinetics Pharmaceuticals, Inc.*	19,105	373,312

CryoPort, Inc.*	7,978	167,857

Globus Medical, Inc., Class A*	9,680	562,795

Halozyme Therapeutics, Inc.*	12,969	416,694

HealthEquity, Inc.*	7,847	419,422

ICU Medical, Inc.*	968	183,087

Insmed, Inc.*	19,305	376,447

Integra LifeSciences Holdings Corp.*	7,524	416,228

	Shares	Value

Intra-Cellular Therapies, Inc.*	9,037	$561,650

Medpace Holdings, Inc.*	2,858	572,000

Neurocrine Biosciences, Inc.*	4,892	494,288

Phathom Pharmaceuticals, Inc.*,1	22,548	241,264

West Pharmaceutical Services, Inc.	1,256	453,717

Total Health Care		7,766,032

Industrials - 22.2%

Atkore, Inc.*	7,675	969,583

Booz Allen Hamilton Holding Corp.	4,122	394,558

CACI International, Inc., Class A*	1,627	509,772

Gibraltar Industries, Inc.*	7,259	363,240

Graco, Inc.	5,769	457,424

IDEX Corp.	3,416	704,789

Ingersoll Rand, Inc.	10,842	618,211

ITT, Inc.	4,524	382,006

Knight-Swift Transportation Holdings, Inc.	6,657	374,922

Paycor HCM, Inc.*	15,620	367,070

Paylocity Holding Corp.*	4,198	811,431

RBC Bearings, Inc.*,1	3,469	787,498

SiteOne Landscape Supply, Inc.*,1	5,413	799,717

SS&C Technologies Holdings, Inc.	4,715	276,016

The Toro Co.	5,188	540,901

Total Industrials		8,357,138

Information Technology - 19.8%

Cognex Corp.	13,896	662,700

CyberArk Software, Ltd. (Israel)*	4,177	520,454

The Descartes Systems Group, Inc. (Canada)*	6,547	518,391

Entegris, Inc.	8,450	633,074

Globant SA (Uruguay)*	4,186	656,658

HubSpot, Inc.*	2,799	1,178,239

MACOM Technology Solutions Holdings, Inc.*	6,200	361,708

Manhattan Associates, Inc.*	6,557	1,086,364

Power Integrations, Inc.	4,791	348,689

Rapid7, Inc.*	5,613	272,848

Silicon Laboratories, Inc.*	2,445	340,589

Tyler Technologies, Inc.*	981	371,828

Zebra Technologies Corp., Class A*	1,753	504,917

Total Information Technology		7,456,459

Materials - 4.1%

AptarGroup, Inc.	3,327	394,283

Avient Corp.	13,957	537,484

Eagle Materials, Inc.	1,331	197,267

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.1% (continued)

RPM International, Inc.	5,135	$421,224

Total Materials		1,550,258

Real Estate - 2.5%

EastGroup Properties, Inc., REIT	3,117	519,168

Sun Communities, Inc., REIT	3,193	443,603

Total Real Estate		962,771

Total Common Stocks
(Cost $38,109,279)		36,332,567

Rights - 0.0%

Health Care - 0.0%

Abiomed, Inc.*,2,3

(Cost $0)	1,175	0

	Principal Amount

Short-Term Investments - 4.2%

Joint Repurchase Agreements - 0.1%[4]

Bank of America Securities, Inc., dated 04/28/23,due 05/01/23, 4.820% total to be received $30,092 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.000%, 09/20/46 - 06/20/52, totaling $30,682)	$30,080	30,080

	Principal Amount	Value

Repurchase Agreements - 4.1%

Fixed Income Clearing Corp., dated 04/28/23, due 05/01/23, 4.650% total to be received $1,541,597 (collateralized by a U.S. Treasury, 5.160%, 07/31/23, totaling $1,571,851)	$1,541,000	$1,541,000

Total Short-Term Investments
(Cost $1,571,080)		1,571,080

Total Investments - 100.5%
(Cost $39,680,359)		37,903,647

Other Assets, less Liabilities - (0.5)%		(190,929)

Net Assets - 100.0%		$37,712,718

*	Non-income producing security.

[1]

Some of these securities, amounting to $971,067 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$36,332,567	—	—	$36,332,567

Rights

Health Care	—	—	$0	—

Short-Term Investments

Joint Repurchase Agreements	—	$30,080	—	30,080

Repurchase Agreements	—	1,541,000	—	1,541,000

Total Investments in Securities	$36,332,567	$1,571,080	$0	$37,903,647

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended April 30, 2023, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

21

Statement of Assets and Liabilities (unaudited) April 30, 2023

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,683,247, $646,514, $1,130,300, and $971,067, respectively)	$146,215,798	$21,627,484	$85,186,304	$37,903,647

Cash	792,023	546	289	7,082

Foreign currency[2]	—	90,792	188,581	—

Receivable for investments sold	—	—	—	80,641

Dividend and interest receivables	1,069,898	6,805	97,544	6,637

Securities lending income receivable	736	163	174	217

Receivable for Fund shares sold	12,143	—	73,400	13,294

Receivable from affiliate	12,295	8,033	3,315	7,395

Prepaid expenses and other assets	15,588	6,985	19,016	17,354

Total assets	148,118,481	21,740,808	85,568,623	38,036,267

Liabilities:

Payable upon return of securities loaned	2,286,237	175,916	1,356	30,080

Payable for investments purchased	—	—	—	215,773

Payable for Fund shares repurchased	282,596	—	2,239	16,317

Payable for foreign capital gains tax	—	—	31,932	—

Accrued expenses:

Investment advisory and management fees	35,941	9,793	39,298	19,270

Administrative fees	17,970	2,671	10,718	4,662

Distribution fees	419	54	132	4,467

Shareholder service fees	8,095	1,039	4,251	305

Other	52,678	55,321	102,233	32,675

Total liabilities	2,683,936	244,794	192,159	323,549

Commitments and Contingencies (Notes 2 & 7)	—	—	—	—

Net Assets	$145,434,545	$21,496,014	$85,376,464	$37,712,718

[1] Investments at cost	$161,258,577	$16,906,649	$71,780,444	$39,680,359

[2] Foreign currency at cost	—	$90,519	$192,089	—

The accompanying notes are an integral part of these financial statements.

22

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$166,198,424	$22,911,781	$99,261,804	$40,344,791

Total distributable loss	(20,763,879)	(1,415,767)	(13,885,340)	(2,632,073)

Net Assets	$145,434,545	$21,496,014	$85,376,464	$37,712,718

Class N:

Net Assets	$2,060,314	$258,950	$635,642	$30,302,819

Shares outstanding	226,958	31,413	55,376	2,200,961

Net asset value, offering and redemption price per share	$9.08	$8.24	$11.48	$13.77

Class I:

Net Assets	$142,083,671	$12,699,585	$54,310,578	$7,385,411

Shares outstanding	15,643,495	1,560,820	4,662,059	514,051

Net asset value, offering and redemption price per share	$9.08	$8.14	$11.65	$14.37

Class Z:

Net Assets	$1,290,560	$8,537,479	$30,430,244	$24,488

Shares outstanding	142,186	1,056,539	2,612,700	1,703

Net asset value, offering and redemption price per share	$9.08	$8.08	$11.65	$14.38

The accompanying notes are an integral part of these financial statements.

23

Statement of Operations (unaudited) For the six months ended April 30, 2023

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	—	$206,577	$514,807	$92,536

Interest income	$2,386,905	12,468	28,339	27,867

Securities lending income	3,121	1,356	738	1,479

Foreign withholding tax	—	(25,080)	(26,270)	—

Total investment income	2,390,026	195,321	517,614	121,882

Expenses:

Investment advisory and management fees	218,301	56,131	232,959	106,245

Administrative fees	109,151	15,308	63,534	25,704

Distribution fees - Class N	2,409	296	726	25,431

Shareholder servicing fees - Class N	1,446	178	436	—

Shareholder servicing fees - Class I	46,626	5,293	24,368	1,770

Professional fees	26,906	20,003	21,201	13,309

Registration fees	15,517	6,302	16,861	10,546

Custodian fees	15,119	31,120	57,395	11,282

Reports to shareholders	11,902	3,665	10,367	3,900

Transfer agent fees	8,631	915	2,182	3,735

Trustee fees and expenses	5,625	695	3,255	1,235

Interest expense	—	108	—	—

Miscellaneous	4,212	1,853	3,543	1,951

Total expenses before offsets	465,845	141,867	436,827	205,108

Expense reimbursements	(66,082)	(47,202)	(30,090)	(37,389)

Expense reductions	—	—	—	(1,785)

Net expenses	399,763	94,665	406,737	165,934

Net investment income (loss)	1,990,263	100,656	110,877	(44,052)

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	(2,086,619)	64,202	28,290	(605,235)

Net realized loss on foreign currency transactions	—	(1,449)	(18,064)	—

Net change in unrealized appreciation/depreciation on investments	10,687,351	3,770,614	21,094,745	1,834,270

Net change in unrealized appreciation/depreciation on foreign currency translations	—	1,474	43,524	—

Net realized and unrealized gain	8,600,732	3,834,841	21,148,495	1,229,035

Net increase in net assets resulting from operations	$10,590,995	$3,935,497	$21,259,372	$1,184,983

The accompanying notes are an integral part of these financial statements.

24

Statements of Changes in Net Assets For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG GW&K Core Bond ESG Fund		AMG GW&K Emerging Markets Equity Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,990,263	$3,058,570	$100,656	$373,577

Net realized gain (loss) on investments	(2,086,619)	(3,645,263)	62,753	(4,979,831)

Net change in unrealized appreciation/depreciation on investments	10,687,351	(30,052,410)	3,772,088	(11,629,398)

Net increase (decrease) in net assets resulting from operations	10,590,995	(30,639,103)	3,935,497	(16,235,652)

Distributions to Shareholders:

Class N	(23,681)	(76,235)	(8,907)	(2,402)

Class I	(1,959,211)	(7,327,695)	(449,111)	(249,212)

Class Z	(27,146)	(112,920)	(413,188)	(382,214)

Total distributions to shareholders	(2,010,038)	(7,516,850)	(871,206)	(633,828)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(4,862,989)	(16,283,055)	2,321,533	(25,653,747)

Total increase (decrease) in net assets	3,717,968	(54,439,008)	5,385,824	(42,523,227)

Net Assets:

Beginning of period	141,716,577	196,155,585	16,110,190	58,633,417

End of period	$145,434,545	$141,716,577	$21,496,014	$16,110,190

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

25

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022

	AMG GW&K Emerging Wealth Equity Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$110,877	$(99,452)	$(44,052)	$(187,651)

Net realized gain (loss) on investments	10,226	(25,435,619)	(605,235)	687,666

Net change in unrealized appreciation/depreciation on investments	21,138,269	(37,885,410)	1,834,270	(10,773,348)

Net increase (decrease) in net assets resulting from operations	21,259,372	(63,420,481)	1,184,983	(10,273,333)

Distributions to Shareholders:

Class N	—	(10,519)	(496,550)	—

Class I	—	(417,335)	(126,577)	—

Class Z	—	(1,915,232)	(448)	—

Total distributions to shareholders	—	(2,343,086)	(623,575)	—

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(8,006,573)	(87,822,351)	5,606,154	(2,280,329)

Total increase (decrease) in net assets	13,252,799	(153,585,918)	6,167,562	(12,553,662)

Net Assets:

Beginning of period	72,123,665	225,709,583	31,545,156	44,098,818

End of period	$85,376,464	$72,123,665	$37,712,718	$31,545,156

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.75	$10.90	$10.53	$9.67	$10.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.14	0.12	0.18	0.21	0.18

Net realized and unrealized gain (loss) on investments	0.52	(1.93)	(0.15)	0.37	0.86	(0.46)

Total income (loss) from investment operations	0.63	(1.79)	(0.03)	0.55	1.07	(0.28)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.15)	(0.12)	(0.18)	(0.21)	(0.19)

Net realized gain on investments	—	(0.25)	—	—	—	—

Total distributions to shareholders	(0.11)	(0.40)	(0.12)	(0.18)	(0.21)	(0.19)

Net Asset Value, End of Period	$9.08	$8.56	$10.75	$10.90	$10.53	$9.67

Total Return[2,3]	7.36%[4]	(17.18)%	(0.27)%	5.31%	11.20%	(2.79)%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[6]	0.97%[5]	0.95%	0.94%	0.96%	0.95%	0.93%

Ratio of net investment income to average net assets[2]	2.41%[5]	1.49%	1.12%	1.69%	2.10%	1.88%

Portfolio turnover	12%[4]	34%	62%	56%	48%	17%

Net assets end of period (000’s) omitted	$2,060	$1,716	$2,125	$1,905	$1,255	$502

27

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.76	$10.90	$10.54	$9.67	$10.15

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.18	0.16	0.22	0.24	0.22

Net realized and unrealized gain (loss) on investments	0.52	(1.95)	(0.14)	0.36	0.88	(0.48)

Total income (loss) from investment operations	0.64	(1.77)	0.02	0.58	1.12	(0.26)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.18)	(0.16)	(0.22)	(0.25)	(0.22)

Net realized gain on investments	—	(0.25)	—	—	—	—

Total distributions to shareholders	(0.12)	(0.43)	(0.16)	(0.22)	(0.25)	(0.22)

Net Asset Value, End of Period	$9.08	$8.56	$10.76	$10.90	$10.54	$9.67

Total Return[2,3]	7.54%[4]	(16.99)%	0.15%	5.55%	11.70%	(2.59)%

Ratio of net expenses to average net assets	0.55%[5]	0.55%	0.56%	0.55%	0.55%	0.56%

Ratio of gross expenses to average net assets[6]	0.64%[5]	0.62%	0.62%	0.63%	0.62%	0.61%

Ratio of net investment income to average net assets[2]	2.74%[5]	1.82%	1.44%	2.01%	2.42%	2.20%

Portfolio turnover	12%[4]	34%	62%	56%	48%	17%

Net assets end of period (000’s) omitted	$142,084	$137,806	$190,306	$202,363	$212,801	$264,795

28

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.75	$10.90	$10.53	$9.67	$10.14

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.18	0.16	0.22	0.25	0.23

Net realized and unrealized gain (loss) on investments	0.53	(1.94)	(0.15)	0.38	0.87	(0.47)

Total income (loss) from investment operations	0.65	(1.76)	0.01	0.60	1.12	(0.24)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.18)	(0.16)	(0.23)	(0.26)	(0.23)

Net realized gain on investments	—	(0.25)	—	—	—	—

Total distributions to shareholders	(0.13)	(0.43)	(0.16)	(0.23)	(0.26)	(0.23)

Net Asset Value, End of Period	$9.08	$8.56	$10.75	$10.90	$10.53	$9.67

Total Return[2,3]	7.57%[4]	(16.85)%	0.13%	5.73%	11.71%	(2.42)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.57%[5]	0.55%	0.54%	0.56%	0.55%	0.53%

Ratio of net investment income to average net assets[2]	2.81%[5]	1.89%	1.52%	2.09%	2.50%	2.28%

Portfolio turnover	12%[4]	34%	62%	56%	48%	17%

Net assets end of period (000’s) omitted	$1,291	$2,195	$3,724	$3,812	$3,208	$5,005

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

29

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$6.91	$10.30	$9.73	$9.52	$8.61	$10.11

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.04	0.02	0.01	0.14	0.11

Net realized and unrealized gain (loss) on investments	1.64	(3.37)	0.96	0.70	1.04	(1.54)

Total income (loss) from investment operations	1.67	(3.33)	0.98	0.71	1.18	(1.43)

Less Distributions to Shareholders from:

Net investment income	(0.34)	(0.02)	(0.07)	(0.06)	(0.17)	(0.07)

Net realized gain on investments	—	(0.04)	(0.34)	(0.44)	(0.10)	—

Total distributions to shareholders	(0.34)	(0.06)	(0.41)	(0.50)	(0.27)	(0.07)

Net Asset Value, End of Period	$8.24	$6.91	$10.30	$9.73	$9.52	$8.61

Total Return[2,3]	24.41%[4]	(32.50)%	9.85%	7.55%	13.94%	(14.24)%

Ratio of net expenses to average net assets	1.27%[5]	1.29%[6]	1.27%[7]	1.34%	1.30%	1.27%

Ratio of gross expenses to average net assets[8]	1.73%[5]	1.46%	1.37%[7]	1.52%	1.30%	1.27%

Ratio of net investment income to average net assets[2]	0.64%[5]	0.47%	0.20%	0.13%	1.52%	1.12%

Portfolio turnover	19%[4]	46%	36%	40%	123%	24%

Net assets end of period (000’s) omitted	$259	$180	$414	$412	$520	$289

30

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$6.84	$10.21	$9.69	$9.48	$8.60	$10.11

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.07	0.06	0.04	0.17	0.13

Net realized and unrealized gain (loss) on investments	1.63	(3.33)	0.95	0.69	1.04	(1.53)

Total income (loss) from investment operations	1.67	(3.26)	1.01	0.73	1.21	(1.40)

Less Distributions to Shareholders from:

Net investment income	(0.37)	(0.07)	(0.15)	(0.08)	(0.23)	(0.11)

Net realized gain on investments	—	(0.04)	(0.34)	(0.44)	(0.10)	—

Total distributions to shareholders	(0.37)	(0.11)	(0.49)	(0.52)	(0.33)	(0.11)

Net Asset Value, End of Period	$8.14	$6.84	$10.21	$9.69	$9.48	$8.60

Total Return[2,3]	24.70%[4]	(32.28)%	10.13%	7.91%	14.34%	(13.94)%

Ratio of net expenses to average net assets	0.97%[5]	0.99%[6]	0.95%[7]	1.01%	0.97%	0.99%

Ratio of gross expenses to average net assets[8]	1.43%[5]	1.16%	1.05%[7]	1.19%	0.97%	0.99%

Ratio of net investment income to average net assets[2]	0.94%[5]	0.77%	0.52%	0.47%	1.85%	1.40%

Portfolio turnover	19%[4]	46%	36%	40%	123%	24%

Net assets end of period (000’s) omitted	$12,700	$8,520	$24,571	$19,251	$24,100	$11,210

31

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$6.80	$10.15	$9.64	$9.43	$8.56	$10.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.04	0.08	0.07	0.05	0.18	0.15

Net realized and unrealized gain (loss) on investments	1.62	(3.31)	0.93	0.69	1.02	(1.53)

Total income (loss) from investment operations	1.66	(3.23)	1.00	0.74	1.20	(1.38)

Less Distributions to Shareholders from:

Net investment income	(0.38)	(0.08)	(0.15)	(0.09)	(0.23)	(0.12)

Net realized gain on investments	—	(0.04)	(0.34)	(0.44)	(0.10)	—

Total distributions to shareholders	(0.38)	(0.12)	(0.49)	(0.53)	(0.33)	(0.12)

Net Asset Value, End of Period	$8.08	$6.80	$10.15	$9.64	$9.43	$8.56

Total Return[2,3]	24.74%[4]	(32.20)%	10.15%	8.01%	14.39%	(13.88)%

Ratio of net expenses to average net assets	0.87%[5]	0.89%[6]	0.87%[7]	0.94%	0.90%	0.87%

Ratio of gross expenses to average net assets[8]	1.33%[5]	1.06%	0.97%[7]	1.12%	0.90%	0.87%

Ratio of net investment income to average net assets[2]	1.04%[5]	0.87%	0.60%	0.53%	1.92%	1.52%

Portfolio turnover	19%[4]	46%	36%	40%	123%	24%

Net assets end of period (000’s) omitted	$8,537	$7,410	$33,648	$24,191	$31,727	$133,688

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of 0.02% related to participation in the interfund lending program.

[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01% for the fiscal year ended October 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

32

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2023 (unaudited)	For the fiscal years ended October 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.76	$13.41	$13.28	$11.93	$10.38	$12.94

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	(0.05)	(0.09)	(0.04)	0.10	0.06

Net realized and unrealized gain (loss) on investments	2.72	(4.45)	0.22	1.72	1.95	(1.88)

Total income (loss) from investment operations	2.72	(4.50)	0.13	1.68	2.05	(1.82)

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.06)	(0.06)	(0.05)

Net realized gain on investments	—	(0.15)	—	(0.27)	(0.44)	(0.69)

Total distributions to shareholders	—	(0.15)	—	(0.33)	(0.50)	(0.74)

Net Asset Value, End of Period	$11.48	$8.76	$13.41	$13.28	$11.93	$10.38

Total Return[2,4]	31.05%[5]	(33.89)%	0.98%	14.37%	20.82%	(15.16)%

Ratio of net expenses to average net assets	1.30%[6]	1.30%[7]	1.22%	1.26%	1.37%[8]	1.45%[8,9]

Ratio of gross expenses to average net assets[10]	1.37%[6]	1.31%	1.22%	1.26%	1.37%[8]	1.45%[8]

Ratio of net investment income (loss) to average net assets[2]	(0.08)%[6]	(0.43)%	(0.59)%	(0.35)%	0.93%	0.49%

Portfolio turnover	18%[5]	63%	57%	37%	40%	37%

Net assets end of period (000’s) omitted	$636	$330	$967	$1,716	$2,007	$1,940

33

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.88	$13.55	$13.38	$12.03	$10.44	$12.96

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	(0.01)	(0.05)	(0.01)	0.14	0.09

Net realized and unrealized gain (loss) on investments	2.76	(4.51)	0.22	1.73	1.96	(1.88)

Total income (loss) from investment operations	2.77	(4.52)	0.17	1.72	2.10	(1.79)

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.10)	(0.07)	(0.04)

Net realized gain on investments	—	(0.15)	—	(0.27)	(0.44)	(0.69)

Total distributions to shareholders	—	(0.15)	—	(0.37)	(0.51)	(0.73)

Net Asset Value, End of Period	$11.65	$8.88	$13.55	$13.38	$12.03	$10.44

Total Return[2,4]	31.19%[5]	(33.68)%	1.27%	14.63%	21.15%	(14.89)%

Ratio of net expenses to average net assets	1.00%[6]	1.00%[7]	0.93%	0.97%	1.08%[8]	1.19%[8,9]

Ratio of gross expenses to average net assets[10]	1.07%[6]	1.01%	0.93%	0.97%	1.08%[8]	1.19%[8]

Ratio of net investment income (loss) to average net assets[2]	0.22%[6]	(0.13)%	(0.30)%	(0.06)%	1.22%	0.75%

Portfolio turnover	18%[5]	63%	57%	37%	40%	37%

Net assets end of period (000’s) omitted	$54,311	$39,367	$41,453	$22,813	$6,328	$2,539

34

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2023
Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.87	$13.52	$13.34	$11.99	$10.41	$12.97

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	(0.00)[3]	(0.03)	0.01	0.15	0.11

Net realized and unrealized gain (loss) on investments	2.76	(4.50)	0.21	1.72	1.96	(1.89)

Total income (loss) from investment operations	2.78	(4.50)	0.18	1.73	2.11	(1.78)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.00)[3]	(0.11)	(0.09)	(0.09)

Net realized gain on investments	—	(0.15)	—	(0.27)	(0.44)	(0.69)

Total distributions to shareholders	—	(0.15)	(0.00)[3]	(0.38)	(0.53)	(0.78)

Net Asset Value, End of Period	$11.65	$8.87	$13.52	$13.34	$11.99	$10.41

Total Return[2,4]	31.34%[5]	(33.61)%	1.37%	14.75%	21.34%	(14.87)%

Ratio of net expenses to average net assets	0.90%[6]	0.90%[7]	0.82%	0.86%	0.97%[8]	1.05%[8,9]

Ratio of gross expenses to average net assets[10]	0.97%[6]	0.91%	0.82%	0.86%	0.97%[8]	1.05%[8]

Ratio of net investment income (loss) to average net assets[2]	0.32%[6]	(0.03)%	(0.19)%	0.05%	1.33%	0.89%

Portfolio turnover	18%[5]	63%	57%	37%	40%	37%

Net assets end of period (000’s) omitted	$30,430	$32,427	$183,290	$185,755	$105,069	$60,443

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02% and 0.07% for the fiscal years ended October 31, 2019 and 2018, respectively.

[9]	Includes reduction from broker recapture amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

35

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2023
Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.45	$17.67	$21.14	$17.02	$16.90	$15.30

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.08)	(0.17)	(0.17)	(0.08)	(0.12)

Net realized and unrealized gain (loss) on investments	0.61	(4.14)	7.74	4.29	0.20	1.72

Total income (loss) from investment operations	0.59	(4.22)	7.57	4.12	0.12	1.60

Less Distributions to Shareholders from:

Net realized gain on investments	(0.27)	—	(10.55)	—	—	—

Paid in capital	—	—	(0.49)	—	—	—

Total distributions to shareholders	(0.27)	—	(11.04)	—	—	—

Net Asset Value, End of Period	$13.77	$13.45	$17.67	$21.14	$17.02	$16.90

Total Return[2,3]	4.46%[4]	(23.88)%[5]	46.66%	24.27%	0.71%	10.46%

Ratio of net expenses to average net assets[6]	1.00%[7]	1.00%	1.17%	1.29%[8]	1.30%	1.31%

Ratio of gross expenses to average net assets[9]	1.23%[7]	1.25%	1.42%	1.60%	1.47%	1.43%

Ratio of net investment loss to average net assets[2]	(0.29)%[7]	(0.56)%	(0.91)%	(0.92)%	(0.48)%	(0.73)%

Portfolio turnover	11%[4]	23%	158%	126%	138%	161%

Net assets end of period (000’s) omitted	$30,303	$24,994	$37,471	$28,908	$30,717	$37,232

36

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.01	$18.39	$21.60	$17.35	$17.20	$15.54

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.06)	(0.15)	(0.14)	(0.05)	(0.09)

Net realized and unrealized gain (loss) on investments	0.64	(4.32)	7.98	4.39	0.20	1.75

Total income (loss) from investment operations	0.63	(4.38)	7.83	4.25	0.15	1.66

Less Distributions to Shareholders from:

Net realized gain on investments	(0.27)	—	(10.55)	—	—	—

Paid in capital	—	—	(0.49)	—	—	—

Total distributions to shareholders	(0.27)	—	(11.04)	—	—	—

Net Asset Value, End of Period	$14.37	$14.01	$18.39	$21.60	$17.35	$17.20

Total Return[2,3]	4.56%[4]	(23.82)%[5]	46.94%	24.48%	0.93%	10.68%

Ratio of net expenses to average net assets[6]	0.86%[7]	0.86%	1.02%	1.10%[8]	1.10%	1.10%

Ratio of gross expenses to average net assets[9]	1.09%[7]	1.11%	1.27%	1.41%	1.27%	1.22%

Ratio of net investment loss to average net assets[2]	(0.15)%[7]	(0.42)%	(0.76)%	(0.73)%	(0.28)%	(0.52)%

Portfolio turnover	11%[4]	23%	158%	126%	138%	161%

Net assets end of period (000’s) omitted	$7,385	$6,540	$6,612	$6,483	$14,608	$65,802

37

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

			For the fiscal
	For the six		period ended
	months ended	For the fiscal years ended October 31,	October 31,

Class Z	April 30, 2023 (unaudited)	2022	2021[10]

Net Asset Value, Beginning of Period	$14.02	$18.39	$17.84

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain (loss) on investments	0.64	(4.31)	0.56

Total income (loss) from investment operations	0.63	(4.37)	0.55

Net realized gain on investments	(0.27)	—	—

Net Asset Value, End of Period	$14.38	$14.02	$18.39

Total Return[2,3]	4.56%[4]	(23.76)%[5]	3.08%[4]

Ratio of net expenses to average net assets[11]	0.81%[7]	0.81%	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.04%[7]	1.06%	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.10)%[7]	(0.37)%	(0.49)%[7]

Portfolio turnover	11%[4]	23%	158%

Net assets end of period (000’s) omitted	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z respectively.

[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2023, less than 0.01%, 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2022, 2021, 2020 and 2019, respectively.

[7]	Annualized.

[8]	Includes interest expense of 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2023, 0.01% for the fiscal year ended 2022 and less than 0.01% for the fiscal period ended October 31, 2021.

38

Notes to Financial Statements (unaudited) April 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds and AMG Funds I are organized as Massachusetts business trusts, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”), AMG Funds: AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) and AMG Funds IV: AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or,

if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the

39

Notes to Financial Statements (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2023, the impact on the expenses and expense ratios was $1,785 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses for Emerging Wealth Equity and Small/Mid Cap Growth. Temporary differences are primarily due to wash sale loss deferrals for all Funds, the deferral of qualified late year ordinary losses for Small/Mid Cap Growth, and mark to market on passive foreign investment companies for Emerging Markets Equity.

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)

Core Bond ESG	$161,258,577	$275,503	$(15,318,282)	$(15,042,779)

Emerging Markets Equity	16,906,649	5,465,310	(744,475)	4,720,835

Emerging Wealth Equity	71,780,444	19,091,616	(5,685,756)	13,405,860

Small/Mid Cap Growth	39,680,359	2,761,332	(4,538,044)	(1,776,712)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

40

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2022, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,158,393	$1,330,012	$3,488,405

Emerging Markets Equity	5,063,289	469,966	5,533,255

Emerging Wealth Equity	25,084,682	—	25,084,682

As of October 31, 2022, Small/Mid Cap Growth had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2023 (unaudited) and the fiscal year ended October 31, 2022, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Markets Equity

	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	25,940	$230,631	22,776	$217,694	4,426	$37,724	4,865	$42,095

Shares issued in reinvestment of distributions	2,635	23,681	7,601	76,235	1,148	8,907	247	2,401

Shares redeemed	(2,107)	(18,732)	(27,512)	(279,182)	(235)	(1,844)	(19,283)	(154,135)

Net increase (decrease)	26,468	$235,580	2,865	$14,747	5,339	$44,787	(14,171)	$(109,639)

Class I:

Shares sold	775,761	$6,874,632	1,103,881	$10,593,164	388,122	$3,113,018	1,148,293	$10,979,868

Shares issued in reinvestment of distributions	209,116	1,880,804	700,717	7,022,680	55,983	428,270	9,086	87,225

Shares redeemed	(1,436,144)	(12,827,121)	(3,401,399)	(32,959,317)	(129,526)	(1,014,478)	(2,318,478)	(18,580,334)

Net increase (decrease)	(451,267)	$(4,071,685)	(1,596,801)	$(15,343,473)	314,579	$2,526,810	(1,161,099)	$(7,513,241)

Class Z:

Shares sold	5,496	$49,235	14,006	$139,190	172,617	$1,415,425	52,545	$454,281

Shares issued in reinvestment of distributions	3,021	27,146	11,298	112,920	54,430	413,125	40,063	382,197

Shares redeemed	(122,905)	(1,103,265)	(115,151)	(1,206,439)	(260,498)	(2,078,614)	(2,316,286)	(18,867,345)

Net decrease	(114,388)	$(1,026,884)	(89,847)	$(954,329)	(33,451)	$(250,064)	(2,223,678)	$(18,030,867)

41

Notes to Financial Statements (continued)

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2023		October 31, 2022		April 30, 2023		October 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	21,471	$241,122	3,331	$38,813	386,851	$5,534,356	50,329	$758,167

Shares issued in reinvestment of distributions	—	—	832	10,519	36,604	484,632	—	—

Shares redeemed	(3,708)	(44,435)	(38,704)	(443,345)	(80,977)	(1,114,121)	(311,956)	(4,746,914)

Net increase (decrease)	17,763	$196,687	(34,541)	$(394,013)	342,478	$4,904,867	(261,627)	$(3,988,747)

Class I:

Shares sold	987,375	$11,581,927	4,020,886	$51,172,610	66,882	$978,149	168,904	$2,592,371

Shares issued in reinvestment of distributions	—	—	32,510	415,801	8,963	123,780	—	—

Shares redeemed	(758,824)	(8,003,160)	(2,679,906)	(30,270,347)	(28,506)	(412,841)	(61,724)	(883,953)

Net increase	228,551	$3,578,767	1,373,490	$21,318,064	47,339	$689,088	107,180	$1,708,418

Class Z:

Shares sold	22,145	$260,988	574,616	$7,156,896	829	$11,751	—	—

Shares issued in reinvestment of distributions	—	—	8,097	103,399	33	448	—	—

Shares redeemed	(1,063,998)	(12,043,015)	(10,481,116)	(116,006,697)	—	—	—	—

Net increase (decrease)	(1,041,853)	$(11,782,027)	(9,898,403)	$(108,746,402)	862	$12,199	—	—

At April 30, 2023, certain affiliated and unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Emerging Markets Equity - two own 18%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2023, the market value of Repurchase Agreements outstanding for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth were $3,729,237, $712,916, $2,118,356 and $1,571,080, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the

42

Notes to Financial Statements (continued)

Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2023, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Emerging Markets Equity	0.55%

Emerging Wealth Equity	0.55%

Small/Mid Cap Growth	0.62%

The fee paid to GW&K for its services as Subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2024 for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, and Small/Mid Cap Growth to 0.48%, 0.87%, 0.90%, and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$66,082	—

Emerging Markets Equity	47,202	—

Emerging Wealth Equity	30,090	—

Small/Mid Cap Growth	37,389	—

At April 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity	Emerging Wealth Equity

Less than 1year	$150,321	$73,722	—

1-2 years	124,657	45,851	—

2-3 years	122,756	109,744	$41,446

Total	$397,734	$229,317	$41,446

Expiration Period	Small/Mid Cap Growth

Less than 1 year	$105,267

1-2 years	88,755

2-3 years	84,987

Total	$279,009

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may

43

Notes to Financial Statements (continued)

make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2023, were 0.25% for Core Bond ESG, Emerging Markets Equity, and Emerging Wealth Equity and 0.19% for Small/Mid Cap Growth.

For Class N of Core Bond ESG, Emerging Markets Equity and Emerging Wealth Equity and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.10%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.10%

Small/Mid Cap Growth

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Core Bond ESG	$2,092,995	7	$1,887	4.702%

Emerging Markets Equity	379,215	1	54	5.200%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Emerging Markets Equity	$707,027	1	$108	5.585%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$11,125,428	$9,009,086

Emerging Markets Equity	4,787,990	3,722,240

Emerging Wealth Equity	14,494,767	23,700,105

Small/Mid Cap Growth	8,206,922	3,685,299

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2023 were $6,154,017 and $10,533,274, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified

44

Notes to Financial Statements (continued)

for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2023, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received

Core Bond ESG	$3,683,247	$2,286,237	$1,509,964	$3,796,201

Emerging Markets Equity	646,514	175,916	480,796	656,712

Emerging Wealth Equity	1,130,300	1,356	1,123,156	1,124,512

Small/Mid Cap Growth	971,067	30,080	956,325	986,405

The following table summarizes the securities received as collateral for securities lending at April 30, 2023:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range

Core Bond ESG	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Emerging Markets Equity	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Emerging Wealth Equity	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

Small/Mid Cap Growth	U.S. Treasury Obligations	0.125%-5.172%	06/30/23-11/15/51

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. RISKS ASSOCIATED WITH INVESTMENT IN GREATER CHINA REGION

Emerging Markets Equity and Emerging Wealth Equity are particularly susceptible to risks in the Greater China region, and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government restrictions or intervention could negatively affect the implementation of each Fund’s investment strategies, for example by precluding the Funds from making certain investments or causing the Funds to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth. Each Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

45

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2023:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts of
	Assets Presented in		Net
	the Statement of	Offset	Asset	Collateral	Net
Fund	Assets and Liabilities	Amount	Balance	Received	Amount

Core Bond ESG

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Jefferies LLC	1,000,000	—	1,000,000	1,000,000	—

RBC Dominion Securities, Inc.	286,237	—	286,237	286,237	—

Fixed Income Clearing Corp.	1,443,000	—	1,443,000	1,443,000	—

Total	$3,729,237	—	$3,729,237	$3,729,237	—

Emerging Markets Equity

Bank of America Securities, Inc.	$175,916	—	$175,916	$175,916	—

Fixed Income Clearing Corp.	537,000	—	537,000	537,000	—

Total	$712,916	—	$712,916	$712,916	—

Emerging Wealth Equity

Bank of America Securities, Inc.	$1,356	—	$1,356	$1,356	—

Fixed Income Clearing Corp.	2,117,000	—	2,117,000	2,117,000	—

Total	$2,118,356	—	$2,118,356	$2,118,356	—

Small/Mid Cap Growth

Bank of America Securities, Inc.	$30,080	—	$30,080	$30,080	—

Fixed Income Clearing Corp.	1,541,000	—	1,541,000	1,541,000	—

Total	$1,571,080	—	$1,571,080	$1,571,080	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

46

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

47

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426

AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	043023 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

    (a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

    (b) There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 6, 2023

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 6, 2023